       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010.

                                                            FILE NOS. 333-157198
                                                                       811-08810
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 2                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 3                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:




[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 3, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts.

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                          FS VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Platinum III Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Platinum III Variable
                                                Annuity; Purchasing a Polaris
                                                Platinum III Variable Annuity;
                                                Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Polaris Platinum III Variable Annuity
                                          (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Polaris Platinum III Variable
                                          Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             (POLARIS PLATINUM III)
                                   PROSPECTUS
                                   MAY 1, 2010

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(6), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.



UNDERLYING FUNDS:                                                          MANAGED BY:
     Aggressive Growth                                                     Wells Capital Management Incorporated
     Alliance Growth                                                       AllianceBernstein L.P.
     American Funds Asset Allocation SAST                                  Capital Research and Management Company(1)
     American Funds Global Growth SAST                                     Capital Research and Management Company(1)
     American Funds Growth-Income SAST                                     Capital Research and Management Company(1)
     American Funds Growth SAST                                            Capital Research and Management Company(1)
     Asset Allocation                                                      Edge Asset Management, Inc.
     Balanced                                                              J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                                      SunAmerica Asset Management Corp.
     Capital Appreciation                                                  Wellington Management Company, LLP
     Capital Growth                                                        OppenheimerFunds, Inc.
     Cash Management                                                       BofA Advisors, LLC(7)
     Corporate Bond                                                        Federated Equity Management Company
     Davis Venture Value                                                   Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                              SunAmerica Asset Management Corp.
     Emerging Markets                                                      Putnam Investment Management, LLC
     Equity Opportunities                                                  OppenheimerFunds, Inc.
     Foreign Value                                                         Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                                       Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund                 Franklin Templeton Services, LLC(4)
     Fundamental Growth                                                    Wells Capital Management Incorporated
     Global Bond                                                           Goldman Sachs Asset Management International
     Global Equities                                                       J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                           Wellington Management Company, LLP
     Growth                                                                Wellington Management Company, LLP
     Growth-Income                                                         AllianceBernstein L.P.
     Growth Opportunities                                                  Invesco Advisers, Inc.(5)
     High-Yield Bond                                                       PineBridge Investments LLC(3)
     International Diversified Equities                                    Morgan Stanley Investment Management Inc.
     International Growth and Income                                       Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares(6)      Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares(6)            Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II             Invesco Advisers, Inc.
       Shares(6)
     Lord Abbett Growth and Income                                         Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                           Ibbotson Associates Advisors, LLC
     Managed Allocation Growth                                             Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate                                           Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate Growth                                    Ibbotson Associates Advisors, LLC
     Marsico Focused Growth                                                Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                                  Massachusetts Financial Services Company
     MFS Total Return                                                      Massachusetts Financial Services Company
     Mid-Cap Growth                                                        J.P. Morgan Investment Management Inc.
     Natural Resources                                                     Wellington Management Company, LLP
     Real Estate                                                           Davis Selected Advisers, L.P.
     Real Return                                                           Wellington Management Company, LLP
     Small & Mid Cap Value                                                 AllianceBernstein L.P.
     Small Company Value                                                   Franklin Advisory Services, LLC
     Technology                                                            Columbia Management Investment Advisers,
                                                                           LLC(7)
     Telecom Utility                                                       Massachusetts Financial Services Company
     Total Return Bond                                                     Pacific Investment Management Company LLC

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.


(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.



(3) On March 29, 2010, the investment manager of the High-Yield Bond Variable Portfolio was changed from SunAmerica Asset Management Corp. to PineBridge Investments LLC.


(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.


(5) On or about June 1, 2010, the investment manager of the Growth Opportunities Variable Portfolio will change from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc.



(6) On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares (an equity fund seeking capital growth and income); (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; (4) the investment manager of these Variable Portfolios will change from Van Kampen Asset Management to Invesco Advisers, Inc.; and (5) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.



(7) On or about May 1, 2010, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC ("CMA"), is expected to sell a portion of the asset management business to Ameriprise Financial, Inc. Upon the closing of the transaction, the Technology Variable Portfolio will change investment managers from CMA to RiverSource Investments, LLC ("RiverSource"). RiverSource expects to change its name to Columbia Management Investment Advisers, LLC upon or shortly after the transaction closing. As part of this transaction, the Cash Management Variable Portfolio's investment adviser, CMA, will also change its name to BofA Advisors, LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2010. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................    3
HIGHLIGHTS.................................................................    4
FEE TABLE..................................................................    6
     Maximum Owner Transaction Expenses....................................    6
     Contract Maintenance Fee..............................................    6
     Separate Account Annual Expenses......................................    6
     Additional Optional Feature Fees......................................    6
     Optional SunAmerica Income Plus Fee...................................    6
     Optional SunAmerica Income Builder Fee................................    6
     Optional MarketLock For Life Fee......................................    6
     Underlying Fund Expenses..............................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................    8
THE POLARIS PLATINUM III VARIABLE ANNUITY..................................    9
PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY.........................    9
     Allocation of Purchase Payments.......................................   10
     Accumulation Units....................................................   11
     Free Look.............................................................   11
     Exchange Offers.......................................................   12
     Important Information for Military Servicemembers.....................   12
INVESTMENT OPTIONS.........................................................   12
     Variable Portfolios...................................................   12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..   12
          Anchor Series Trust..............................................   13
          Franklin Templeton Variable Insurance Products Trust.............   13
          Lord Abbett Series Fund, Inc. ...................................   13
          Seasons Series Trust.............................................   13
          SunAmerica Series Trust..........................................   13
     Substitution, Addition or Deletion of Variable Portfolios.............   16
     Fixed Accounts........................................................   16
     Dollar Cost Averaging Fixed Accounts..................................   16
     Dollar Cost Averaging Program.........................................   17
     Polaris Portfolio Allocator Program...................................   17
     50%-50% Combination Model Program.....................................   19
     Transfers During the Accumulation Phase...............................   20
     Automatic Asset Rebalancing Program...................................   23
     Voting Rights.........................................................   23
ACCESS TO YOUR MONEY.......................................................   23
     Free Withdrawal Provision.............................................   23
     Systematic Withdrawal Program.........................................   25
     Nursing Home Waiver...................................................   25
     Minimum Contract Value................................................   25
     Qualified Contract Owners.............................................   25
OPTIONAL LIVING BENEFITS...................................................   25
     SunAmerica Income Plus and SunAmerica Income Builder..................   28
     MarketLock For Life...................................................   34
     Additional Important Information Applicable to All Optional Living
            Benefits.......................................................   38
DEATH BENEFITS.............................................................   41
     Death Benefit Defined Terms...........................................   42
     Standard Death Benefit................................................   42
     Optional Combination HV & Roll-Up Death Benefit.......................   43
     Optional Maximum Anniversary Value Death Benefit......................   43
     Spousal Continuation..................................................   43
EXPENSES...................................................................   44
     Separate Account Expenses.............................................   44
     Withdrawal Charges....................................................   44
     Underlying Fund Expenses..............................................   45
     Contract Maintenance Fee..............................................   45
     Transfer Fee..........................................................   45
     Optional Living Benefit Fees..........................................   45
     Optional SunAmerica Income Plus and SunAmerica Income Builder Fee.....   46
     Optional MarketLock For Life Fee......................................   46
     Optional Combination HV & Roll-Up Death Benefit Fee...................   46
     Optional Maximum Anniversary Value Death Benefit Fee..................   46
     Premium Tax...........................................................   46
     Income Taxes..........................................................   46
     Reduction or Elimination of Fees, Expenses, and Additional Amounts
            Credited.......................................................   46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................   47
ANNUITY INCOME OPTIONS.....................................................   48
     Annuity Date..........................................................   48
     Annuity Income Options................................................   48
     Fixed or Variable Annuity Income Payments.............................   49
     Annuity Income Payments...............................................   49
     Transfers During the Income Phase.....................................   50
     Deferment of Payments.................................................   50
TAXES......................................................................   50
     Annuity Contracts in General..........................................   50
     Tax Treatment of Distributions - Non-Qualified Contracts..............   50
     Tax Treatment of Distributions - Qualified Contracts..................   51
     Required Minimum Distributions........................................   53
     Tax Treatment of Death Benefits.......................................   53
     Tax Treatment of Optional Living Benefits.............................   53
     Contracts Owned by a Trust or Corporation.............................   54
     Gifts, Pledges and/or Assignments of a Contract.......................   54
     Diversification and Investor Control..................................   54
OTHER INFORMATION..........................................................   54
     The Distributor.......................................................   54
     The Company...........................................................   55
     The Separate Account..................................................   56
     The General Account...................................................   56
     Financial Statements..................................................   56
     Administration........................................................   57
     Legal Proceedings.....................................................   58
     Registration Statements...............................................   58
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................   58
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................  B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................  C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................  D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................  E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19,
  2010.....................................................................  F-1
APPENDIX G - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2010......  G-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, your 95th birthday or tenth contract anniversary, whichever is later. For contracts issued in New York only by First SunAmerica, your 90th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust..

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL PROVISION AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A standard death benefit is available and in addition, enhanced additional optional death benefits are available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
  (AS A PERCENTAGE OF EACH PURCHASE
  PAYMENT)(2)...............................   7%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................  $35


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge(4)...............   1.30%
Optional Combination HV & Roll-Up Death
  Benefit Fee............................   0.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(5)............................   1.95%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

                                                           MAXIMUM
NUMBER OF COVERED PERSONS                            ANNUAL FEE RATE(7)
-------------------------                           --------------------
For One Covered Person............................          2.20%
For Two Covered Persons...........................          2.70%


OPTIONAL SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(6)

                                                           MAXIMUM
NUMBER OF COVERED PERSONS                            ANNUAL FEE RATE(7)
-------------------------                           --------------------
For One Covered Person............................          2.20%
For Two Covered Persons...........................          2.70%



OPTIONAL MARKETLOCK FOR LIFE FEE


(calculated as a percentage of the Income Base)(6)



NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%




UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2009)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Trust assets, including
management fees, 12b-1 fees, if
applicable, and other expenses)..    0.72%     1.83%



FOOTNOTES TO THE FEE TABLE:

 (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

 (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:..............................................   1    2    3    4    5    6    7    8+
                                                                     7%   6%   6%   5%   4%   3%   2%   0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL PROVISION BELOW.

 (3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 (4) If you do not elect any optional features, your total separate account annual expenses would be 1.30%.


 (5) The Combination HV & Roll-Up death benefit is not available on contracts issued in New York and Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value death benefit and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 1.95% reflects election of the Combination HV & Roll-Up death benefit only.

 (6) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 19, 2010, please see APPENDIX F for a description of the living benefit you may have elected.


 (7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the Fee Table. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

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                                                                 MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                               DECREASE OR
                                 INITIAL         MINIMUM      INCREASE EACH
                                  ANNUAL          ANNUAL         BENEFIT
 NUMBER OF COVERED PERSONS       FEE RATE        FEE RATE        QUARTER*
-------------------------------------------- --------------- --------------
-------------------------------------------- --------------- --------------
 One Covered Person                1.10%           0.60%         +/-0.25%
-------------------------------------------- --------------- --------------
 Two Covered Persons               1.35%           0.60%         +/-0.25%
-------------------------------------------- --------------- --------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 (8) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.83%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,179     $2,293     $3,281     $5,734



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $479      $1,693     $2,881     $5,734





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.30%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)



(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $910      $1,249     $1,514     $2,400


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $210       $649      $1,114     $2,400


EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate has been reached. When SunAmerica Income Plus is elected, the fee for two Covered Persons is 1.35% for the first Benefit Year. After the first Benefit Year, the fee is recalculated each Benefit Quarter based on a non-discretionary formula. This formula also allows the fee to decrease for two Covered Persons to a minimum annual fee rate of 0.60%

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples reflect the highest possible combination of charges. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 1.95% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                            THE POLARIS PLATINUM III
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:


     - Optional Living Benefit: If you elect one of the optional living benefits, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance.


     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you annuitize your contract and start taking annuity income payments.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                        PURCHASING A POLARIS PLATINUM III
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
-------------------------------------------------------------------
      Qualified                $4,000                  $250
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    Non-Qualified             $10,000                  $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payments. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.


ASSIGNMENT OF THE CONTRACT


You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.


We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:


SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

If you elect the SunAmerica Income Plus or SunAmerica Income Builder living benefits, we will allocate 10% of your Purchase Payment to the Secure Value Account and we reserve the right to invest the remaining 90% of your Purchase Payment in the Cash Management Variable Portfolio during the free look period. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES



     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"). On or about June 1, 2010, the investment adviser for the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares, Invesco Van Kampen V.I. Comstock Fund, Series II Shares and the Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares will change from Van Kampen Asset Management to Invesco Advisers, Inc. In addition, the trust for the Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) subject to shareholder and other necessary approvals.


     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other underlying funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.


     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     Each Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target asset class allocation for each Managed Allocation Portfolio. Based on the target asset class allocations, Ibbotson determines a range and a target portfolio allocation in which each Managed Allocation Portfolio will invest in Underlying Funds of the Seasons Series Trust. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio requires adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary. Ibbotson may change the asset class allocation ranges and the percentage invested in any of the Underlying Funds from time to time.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable

     Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.




           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                                    MANAGED BY:                                      TRUST
----------------                                                    -----------                                     ------
Aggressive Growth                                                   Wells Capital Management Incorporated           SAST
Alliance Growth                                                     AllianceBernstein L.P.                          SAST
American Funds Asset Allocation SAST                                Capital Research and Management Company         SAST
American Funds Global Growth SAST                                   Capital Research and Management Company         SAST
American Funds Growth-Income SAST                                   Capital Research and Management Company         SAST
American Funds Growth SAST                                          Capital Research and Management Company         SAST
Asset Allocation                                                    Edge Asset Management, Inc.                     AST
Balanced                                                            J.P. Morgan Investment Management Inc.          SAST
Blue Chip Growth                                                    SunAmerica Asset Management Corp.               SAST
Capital Appreciation                                                Wellington Management Company, LLP              AST
Capital Growth                                                      OppenheimerFunds, Inc.                          SAST
Cash Management                                                     BofA Advisors, LLC                              SAST
Corporate Bond                                                      Federated Equity Management Company             SAST
Davis Venture Value                                                 Davis Selected Advisers, L.P.                   SAST
"Dogs" of Wall Street                                               SunAmerica Asset Management Corp.               SAST
Emerging Markets                                                    Putnam Investment Management, LLC               SAST
Equity Opportunities                                                OppenheimerFunds, Inc.                          SAST
Foreign Value                                                       Templeton Investment Counsel, LLC               SAST
Franklin Income Securities Fund                                     Franklin Advisers, Inc.                         FTVIPT
Franklin Templeton VIP Founding Funds Allocation Fund               Franklin Templeton Services, LLC                FTVIPT
Fundamental Growth                                                  Wells Capital Management Incorporated           SAST
Global Bond                                                         Goldman Sachs Asset Management International    SAST
Global Equities                                                     J.P. Morgan Investment Management Inc.          SAST
Government and Quality Bond                                         Wellington Management Company, LLP              AST
Growth-Income                                                       AllianceBernstein L.P.                          SAST
Growth Opportunities                                                Invesco Advisers, Inc.                          SAST
Growth                                                              Wellington Management Company, LLP              AST
High-Yield Bond                                                     PineBridge Investments LLC                      SAST
International Diversified Equities                                  Morgan Stanley Investment Management Inc.       SAST
International Growth and Income                                     Putnam Investment Management, LLC               SAST
Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares       Invesco Advisers, Inc.                          AVIF
Invesco Van Kampen V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.                          AVIF
Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.                          AVIF
Lord Abbett Growth and Income                                       Lord, Abbett & Co. LLC                          LASF
Managed Allocation Balanced                                         Ibbotson Associates Advisors, LLC               SST
Managed Allocation Growth                                           Ibbotson Associates Advisors, LLC               SST
Managed Allocation Moderate                                         Ibbotson Associates Advisors, LLC               SST
Managed Allocation Moderate Growth                                  Ibbotson Associates Advisors, LLC               SST
Marsico Focused Growth                                              Marsico Capital Management, LLC                 SAST
MFS Massachusetts Investors Trust                                   Massachusetts Financial Services Company        SAST
MFS Total Return                                                    Massachusetts Financial Services Company        SAST
Mid-Cap Growth                                                      J.P. Morgan Investment Management Inc.          SAST
Natural Resources                                                   Wellington Management Company, LLP              AST
Real Estate                                                         Davis Selected Advisers, L.P.                   SAST
Real Return                                                         Wellington Management Company, LLP              SST
Small & Mid Cap Value                                               AllianceBernstein L.P.                          SAST
Small Company Value                                                 Franklin Advisory Services, LLC                 SAST
Technology                                                          Columbia Management Investment Advisers, LLC    SAST
Telecom Utility                                                     Massachusetts Financial Services Company        SAST
Total Return Bond                                                   Pacific Investment Management Company LLC       SAST
UNDERLYING FUNDS                                                    ASSET CLASS
----------------                                                    -----------
Aggressive Growth                                                   STOCK
Alliance Growth                                                     STOCK
American Funds Asset Allocation SAST                                BALANCED
American Funds Global Growth SAST                                   STOCK
American Funds Growth-Income SAST                                   STOCK
American Funds Growth SAST                                          STOCK
Asset Allocation                                                    BALANCED
Balanced                                                            BALANCED
Blue Chip Growth                                                    STOCK
Capital Appreciation                                                STOCK
Capital Growth                                                      STOCK
Cash Management                                                     CASH
Corporate Bond                                                      BOND
Davis Venture Value                                                 STOCK
"Dogs" of Wall Street                                               STOCK
Emerging Markets                                                    STOCK
Equity Opportunities                                                STOCK
Foreign Value                                                       STOCK
Franklin Income Securities Fund                                     BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund               BALANCED
Fundamental Growth                                                  STOCK
Global Bond                                                         BOND
Global Equities                                                     STOCK
Government and Quality Bond                                         BOND
Growth-Income                                                       STOCK
Growth Opportunities                                                STOCK
Growth                                                              STOCK
High-Yield Bond                                                     BOND
International Diversified Equities                                  STOCK
International Growth and Income                                     STOCK
Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares       STOCK
Invesco Van Kampen V.I. Comstock Fund, Series II Shares             STOCK
Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares    STOCK
Lord Abbett Growth and Income                                       STOCK
Managed Allocation Balanced                                         BALANCED
Managed Allocation Growth                                           STOCK
Managed Allocation Moderate                                         BALANCED
Managed Allocation Moderate Growth                                  BALANCED
Marsico Focused Growth                                              STOCK
MFS Massachusetts Investors Trust                                   STOCK
MFS Total Return                                                    BALANCED
Mid-Cap Growth                                                      STOCK
Natural Resources                                                   STOCK
Real Estate                                                         STOCK
Real Return                                                         BOND
Small & Mid Cap Value                                               STOCK
Small Company Value                                                 STOCK
Technology                                                          STOCK
Telecom Utility                                                     STOCK
Total Return Bond                                                   BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state. Please check with your financial representative for availability.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.



A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE JANUARY 19, 2010)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST          6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth SAST                 2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST          1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           2%           2%           2%           2%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             8%           7%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           5%           6%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares*                   4%           5%           6%           6%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares**           6%           6%           7%           7%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               13%           9%           4%           1%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         14%          12%           8%           4%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





*     (formerly known as Van Kampen LIT Comstock, Class II Shares)



**    (formerly known as Van Kampen LIT Growth and Income, Class II Shares)


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%- 50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM


You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.


You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the

Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.



A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING


You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.


Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2009 and within the previous twelve months (from August 17, 2008 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2009 must be submitted by U.S. Mail (from August 17, 2009 through August 16,
2010).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. However, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account cannot be allocated.



If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.



Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.




If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or



     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.



If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:



     (1) your penalty-free earnings; or



     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or



     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.



If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.



During the first contract year, your free withdrawal amount is the greater of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or





After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:



     (1) your penalty-free earnings; or



     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.



Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS




The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity.



You may elect one of the following optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.



Below is a summary of the key features of the three optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.



     - If you are concerned about having more income now or in the near future, you may consider SunAmerica Income Plus 6%.



     - If you are concerned about having more income later and would prefer to build assets and maximize income potential, you may consider SunAmerica Income Builder 8%.



     - If you are concerned about having more income with greater flexibility and the ability to start and stop withdrawals, you may consider MarketLock For Life.



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.


SUNAMERICA INCOME PLUS 6%(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than your Maximum Annual Withdrawal Amount, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you could be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER 8%(SM) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you could be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.


MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest Anniversary Value during the contract's first 5 years. After the first 5 years, you have the opportunity to extend the period in which Anniversary Values are evaluated to lock in highest Anniversary Value.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.




Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR

TO JANUARY 19, 2010, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below).

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary is on any non-business day of the month for which there is no corresponding date, the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if any. However, Continuation Contributions, if any are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.




-------------------------------------------------
    OPTIONAL
     LIVING           FIRST          SUBSEQUENT
     BENEFIT      CONTRACT YEAR    CONTRACT YEARS
-------------------------------------------------
  SunAmerica         100% of          Purchase
  Income Plus       Purchase          Payments
  and                Payments       received in
  SunAmerica         received      contract years
  Income                           2-5, capped at
  Builder                             200% of
                                      Purchase
                                      Payments
                                  received in the
                                   first contract
                                        year

-------------------------------------------------
  MarketLock         100% of          Purchase
  For Life           Purchase         Payments
                     Payments       received in
                     Received      contract years
                                   2-5, capped at
                                      100% of
                                      Purchase
                                      Payments
                                  received in the
                                   first contract
                                        year

-------------------------------------------------



SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

MARKETLOCK FOR LIFE EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 for years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will also cause the Income Base and Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year.

INCOME BASE EVALUATION PERIOD (FOR MARKETLOCK FOR LIFE ONLY)

The period of time over which we will consider Anniversary Values in evaluating the Income Base.

INCOME CREDIT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY) An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

-------------------------------------------------
                                       INCOME
    OPTIONAL                           CREDIT
 LIVING BENEFIT   INCOME CREDIT     AVAILABILITY
-------------------------------------------------
  SunAmerica            6%           Available
  Income Plus                        during the
                                      first 12
                                   Benefit Years
                                   -- the Income
                                     Credit is
                                     reduced in
                                       years
                                  withdrawals are
                                       taken
-------------------------------------------------
  SunAmerica            8%           Available
  Income                             during the
  Builder                             first 12
                                   Benefit Years
                                   -- the Income
                                     Credit is
                                   eliminated in
                                     years any
                                   withdrawal is
                                       taken
-------------------------------------------------
  MarketLock      Not applicable   Not applicable
  For Life
-------------------------------------------------


INCOME CREDIT BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

INVESTMENT REQUIREMENTS (FOR MARKETLOCK FOR LIFE ONLY)
Every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The guaranteed minimum amount to which the Income Base could be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero.

PROTECTED INCOME PAYMENT PERCENTAGE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

If you elect SunAmerica Income Plus, the Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than your Maximum Annual Withdrawal Amount, thereby providing a guarantee that income can increase during the first 12 years, even after starting withdrawals. If you elect SunAmerica Income Builder, the Income Credit is eliminated in any Benefit Year in which you take a withdrawal.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base could be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount you can receive differs depending on which Living Benefit you have elected and whether your contract value is greater than or equal to zero. While the contract value is greater than zero, the Maximum Annual Withdrawal

Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base. If your contract value has been reduced to zero, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.




SUNAMERICA INCOME PLUS



------------------------------------------------------------------
       NUMBER OF            MAXIMUM ANNUAL       PROTECTED INCOME
    COVERED PERSONS     WITHDRAWAL PERCENTAGE   PAYMENT PERCENTAGE
---------------------------------------------- -------------------
 One Covered Person              6.0%                   4.0%*
---------------------------------------------- -------------------
 Two Covered Persons             5.5%                   4.0%*
---------------------------------------------- -------------------




SUNAMERICA INCOME BUILDER



------------------------------------------------------------------
       NUMBER OF            MAXIMUM ANNUAL       PROTECTED INCOME
    COVERED PERSONS     WITHDRAWAL PERCENTAGE   PAYMENT PERCENTAGE
---------------------------------------------- -------------------
 One Covered Person              5.5%                   4.0%*
---------------------------------------------- -------------------
 Two Covered Persons             5.0%                   4.0%*
---------------------------------------------- -------------------



* The Protected Income Payment Percentage is 3.0% if the first withdrawal from the contract is taken before age 65 (based on the age of the younger of two Covered Persons, if applicable).

Are there investment requirements if I elect SunAmerica Income Plus and SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and spousal continuation contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment with election of SunAmerica Income Plus and SunAmerica Income Builder. The remaining 90% of every Purchase Payment and spousal continuation contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4


After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


----------------------------------------------------------------------------------------------------
                               FLEXIBLE                     VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP             ALLOCATION                          FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. BOND, CASH AND FIXED   Minimum 20%       Cash Management
  ACCOUNTS                 Maximum 90%       Corporate Bond
                                             Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS*
                                             DCA 6-Month
                                             1-Year DCA
                                             2-Year DCA

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------

----------------------------------------------------------------------------------------------------
                               FLEXIBLE                     VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP             ALLOCATION                          FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 B. EQUITY                 Minimum 0%        Aggressive Growth
                           Maximum 70%       Alliance Growth
                                             American Funds Asset Allocation SAST
                                             American Funds Global Growth SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income SAST
                                             Asset Allocation
                                             Balanced
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Davis Venture Fund
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Income Securities
                                             Franklin Templeton VIP Founding Funds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High-Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. Capital Growth Fund, Series II
                                             Shares
                                               (formerly Van Kampen LIT Capital Growth, Class II
                                             Shares)
                                             Invesco Van Kampen V.I. ComstockFund, Series II Shares
                                               (formerly Van Kampen LIT Comstock,Class II Shares)
                                             Invesco Van Kampen V.I. Growth and Income Fund, Series
                                             II Shares
                                               (formerly Van Kampen LIT Growth and Income, Class II
                                             Shares)
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%        Capital Growth
                           Maximum 10%       Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Real Estate
                                             Small Company Value
                                             Technology
------------------------------------------- --------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

We will initiate rebalancing of your Flexible Allocation in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions for your Flexible Allocation. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. You may not use the Dollar Cost Averaging program in connection with the Secure Value Account. In addition, we will not rebalance amounts in the Secure Value Account under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.



If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:


     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.


     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.



     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.


The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.




FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.


SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base could be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.


If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to your Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year Anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base. For example, if you take a withdrawal that is equal to 4% of the Income Base, the Income Credit Percentage for that Benefit Year is reduced from 6% to 2%. However, if you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit Percentage for that Benefit Year is equal to zero.


If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual

Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we consider any EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases of your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.



All withdrawals, including withdrawals taken under these Living Benefits, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter.


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not increase or decrease by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, higher Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

All withdrawals from the contract, including withdrawals under these Living Benefits, will reduce your contract value. Unfavorable investment experience and/or fees will also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following options for payment:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.


Once you elect a payment option, it cannot be changed. If you do not select a payment option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

MARKETLOCK FOR LIFE

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------




Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA

Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:




------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
---------------- -------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
---------------- -------------------------------------------------------------






------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash and         Minimum 30%      Cash Management
    Fixed                 Maximum 100%      Corporate Bond
    Accounts                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            DCA 6-Month
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------




------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 B. Equity Maximum         Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. CapitalGrowth
                                            Fund, Series II Shares
                                              (formerly Van Kampen LIT Capital
                                            Growth, Class II Shares)
                                            Invesco Van Kampen V.I. ComstockFund,
                                            Series II Shares
                                              (formerly Van Kampen LITComstock,
                                            Class II Shares)
                                            Invesco Van Kampen V.I. Growth and
                                            Income Fund, Series II Shares
                                              (formerly Van Kampen LIT Growth and
                                            Income, Class II Shares)
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. Limited Equity         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology

------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your

Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:




FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.


FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.


Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.


If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.


Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.


     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.


PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(1)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

If you have elected MarketLock For Life and spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?




For all Living Benefits, if the contract value and the Income Base are greater than zero on the Latest Annuity Date, you can begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or



     2. If you have elected MARKETLOCK FOR LIFE, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,



     3. If you have elected SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     4. Any annuity income payment option mutually agreeable between you and us.



Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

-------------------------------------------------
    Optional       Cancellation
     Living          Request        Cancellation
     Benefit         Received      Effective Date
-------------------------------------------------
  SunAmerica        Years 1-5       5th Benefit
  Income Plus                           Year
  and                               Anniversary
                 --------------------------------
  SunAmerica         Years 5+     Benefit Quarter
  Income                            Anniversary
  Builder                          following the
                                   receipt of the
                                    cancellation
                                      request
-------------------------------------------------
  MarketLock        Years 1-5       5th Benefit
  For Life                              Year
                                    Anniversary
                 --------------------------------
                    Years 6-10      10th Benefit
                                        Year
                                    Anniversary
                 --------------------------------
                    Years 10+       Benefit Year
                                    Anniversary
                                   following the
                                   receipt of the
                                    cancellation
                                      request
-------------------------------------------------



On the cancellation effective date of the Living Benefit, you will be charged one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For
Life) in which the cancellation occurs, on the Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, you will no longer be charged a fee.


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you elected MarketLock For Life and cancelled the feature, you may not extend the Income Base Evaluation Period.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For Life) in which the cancellation occurs, on the Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, the fee will no longer be charged.


If you elected MarketLock For Life and cancelled the feature, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

What happens to the Secure Value Account if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:


     1. Contract value; or

     2. Net Purchase Payments.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:


The standard death benefit is the greater of:


     1. Contract value; or


     2. Purchase Payments reduced by any Withdrawal Adjustment.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT


IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.


Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,


         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The

Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE:


-----------------------------------------------------------------------------------------------------------------------
YEARS SINCE
PURCHASE
PAYMENT
RECEIPT               1            2            3            4            5            6            7            8+
-----------------------------------------------------------------------------------------------------------------------
WITHDRAWAL
CHARGE                7%           6%           6%           5%           4%           3%           2%           0%
-----------------------------------------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.



There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The annual Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
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 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximum and minimums identified in the table above. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MARKETLOCK FOR LIFE FEE

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        NUMBER OF COVERED PERSONS                      ANNUAL FEE RATE
----------------------------------------------------------------------------------
 One Covered Person                                         0.70%
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 Two Covered Persons                                        0.95%
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The fee for MarketLock For Life will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon cancellation of this feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected above will not increase by more than 0.25% at the time of First Extension.



Certain optional Living Benefits are no longer offered or have changed since first being offered. If your contract was issued with an optional Living Benefit prior to January 19, 2010, please see Appendix F for details regarding the Living Benefit and its fee.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE


The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2009 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

For contracts issued in New York, only a 10-year period guarantee is available.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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The basic summary below addresses broad federal taxation matters based on the Internal Revenue tax code, IRS regulations and interpretations existing as of the date of this prospectus and generally does not address state or local taxation issues or questions. It is not tax advice, nor does it include all the federal tax rules that may affect you and your contract. We caution you to seek competent tax advice about your own circumstances from a qualified tax advisor. We do not guarantee the tax status or treatment of your annuity. Tax laws constantly change; therefore, we cannot guarantee that information contained herein is complete and/or accurate. Federal income tax treatment of the contract is sometimes uncertain and Congress, the IRS and/or the courts may modify tax laws and treatment retroactively. We have included an additional discussion regarding taxes in the Statement of Additional Information.


ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued by us to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.



Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.



Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("American International Group"), a Delaware corporation.


American International Group is an international insurance organization with operations in more than 130 countries and jurisdictions. Its activities include commercial, institutional and individual property-casualty, life insurance, and retirement services around the world. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.


Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.


Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern during this period. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.



Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades that occurred late in the third quarter of 2008 and American International Group's restructuring plan, and other American International Group-related news also has had an impact on the Company's operations.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT


SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.



First SunAmerica originally established FS Variable Separate Account under New York law on September 9, 1994.


These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT


Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.


The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS


There are three sets of financial statements described below that are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT

American International Group's annual report is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.


The consolidated financial statements and financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K, filed on February 26, 2010 and Amended Annual Report on Form 10-K/A, filed on March 31, 2010, of American International Group for the year ended December 31, 2009, have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract owners to read and understand the financial statements.

The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.


American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.


You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.


There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity, First SunAmerica and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity, First SunAmerica and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and First SunAmerica.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.

Separate Account and the Company
General Account
Support Agreement Between the Company and
  American International Group
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$5.307
                                                                                   (b)$5.306
          Ending AUV............................................................   (a)$7.064
                                                                                   (b)$7.017
          Ending Number of AUs..................................................   (a)8,651
                                                                                   (b)5,560
----------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.466
                                                                                   (b)$7.464
          Ending AUV............................................................   (a)$9.759
                                                                                   (b)$9.664
          Ending Number of AUs..................................................   (a)4,893
                                                                                   (b)14
----------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.675
                                                                                   (b)$7.673
          Ending AUV............................................................   (a)$9.248
                                                                                   (b)$9.139
          Ending Number of AUs..................................................   (a)18,473
                                                                                   (b)13
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.598
                                                                                   (b)$7.597
          Ending AUV............................................................   (a)$10.333
                                                                                   (b)$10.269
          Ending Number of AUs..................................................   (a)214,389
                                                                                   (b)23,265
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.835
                                                                                   (b)$6.833
          Ending AUV............................................................   (a)$8.697
                                                                                   (b)$8.645
          Ending Number of AUs..................................................   (a)53,285
                                                                                   (b)19,758
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.814
                                                                                   (b)$6.812
          Ending AUV............................................................   (a)$8.806
                                                                                   (b)$8.754
          Ending Number of AUs..................................................   (a)157,882
                                                                                   (b)28,050
----------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.501
                                                                                   (b)$8.499
          Ending AUV............................................................   (a)$10.300
                                                                                   (b)$10.167
          Ending Number of AUs..................................................   (a)4,406
                                                                                   (b)12
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.045
                                                                                   (b)$8.043
          Ending AUV............................................................   (a)$9.797
                                                                                   (b)$9.709
          Ending Number of AUs..................................................   (a)37,315
                                                                                   (b)13
----------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.571
                                                                                   (b)$7.569
          Ending AUV............................................................   (a)$9.632
                                                                                   (b)$9.567
          Ending Number of AUs..................................................   (a)46,647
                                                                                   (b)3,229
----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.034
                                                                                   (b)$8.032
          Ending AUV............................................................   (a)$10.786
                                                                                   (b)$10.714
          Ending Number of AUs..................................................   (a)84,681
                                                                                   (b)10,414
----------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.015
                                                                                   (b)$7.014
          Ending AUV............................................................   (a)$9.129
                                                                                   (b)$9.043
          Ending Number of AUs..................................................   (a)248
                                                                                   (b)15
----------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.245
                                                                                   (b)$10.243
          Ending AUV............................................................   (a)$10.152
                                                                                   (b)$10.044
          Ending Number of AUs..................................................   (a)9,286
                                                                                   (b)336
----------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.304
                                                                                   (b)$10.302
          Ending AUV............................................................   (a)$12.410
                                                                                   (b)$12.322
          Ending Number of AUs..................................................   (a)124,953
                                                                                   (b)8,846
----------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.871
                                                                                   (b)$6.870
          Ending AUV............................................................   (a)$9.015
                                                                                   (b)$8.967
          Ending Number of AUs..................................................   (a)131,110
                                                                                   (b)13,480
----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.124
                                                                                   (b)$7.122
          Ending AUV............................................................   (a)$9.108
                                                                                   (b)$9.020
          Ending Number of AUs..................................................   (a)18
                                                                                   (b)5,714
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.141
                                                                                   (b)$8.140
          Ending AUV............................................................   (a)$12.204
                                                                                   (b)$12.134
          Ending Number of AUs..................................................   (a)31,966
                                                                                   (b)13,086
----------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.794
                                                                                   (b)$6.792
          Ending AUV............................................................   (a)$8.476
                                                                                   (b)$8.377
          Ending Number of AUs..................................................   (a)0
                                                                                   (b)15
----------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.116
                                                                                   (b)$7.115
          Ending AUV............................................................   (a)$9.408
                                                                                   (b)$9.348
          Ending Number of AUs..................................................   (a)220,385
                                                                                   (b)25,180
----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.300
                                                                                   (b)$7.298
          Ending AUV............................................................   (a)$9.454
                                                                                   (b)$9.378
          Ending Number of AUs..................................................   (a)39,082
                                                                                   (b)2,742
----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.607
                                                                                   (b)$6.606
          Ending AUV............................................................   (a)$8.523
                                                                                   (b)$8.443
          Ending Number of AUs..................................................   (a)143,175
                                                                                   (b)16
----------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.065
                                                                                   (b)$7.064
          Ending AUV............................................................   (a)$9.111
                                                                                   (b)$9.014
          Ending Number of AUs..................................................   (a)1,914
                                                                                   (b)14
----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.942
                                                                                   (b)$10.939
          Ending AUV............................................................   (a)$12.131
                                                                                   (b)$12.042
          Ending Number of AUs..................................................   (a)68,646
                                                                                   (b)4,399
----------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.552
                                                                                   (b)$6.551
          Ending AUV............................................................   (a)$8.645
                                                                                   (b)$8.585
          Ending Number of AUs..................................................   (a)15,696
                                                                                   (b)5,367
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.882
                                                                                   (b)$10.880
          Ending AUV............................................................   (a)$11.134
                                                                                   (b)$11.057
          Ending Number of AUs..................................................   (a)151,610
                                                                                   (b)8,234
----------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.141
                                                                                   (b)$7.139
          Ending AUV............................................................   (a)$9.388
                                                                                   (b)$9.288
          Ending Number of AUs..................................................   (a)5,124
                                                                                   (b)14
----------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.524
                                                                                   (b)$6.523
          Ending AUV............................................................   (a)$8.224
                                                                                   (b)$8.107
          Ending Number of AUs..................................................   (a)3,497
                                                                                   (b)15
----------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.903
                                                                                   (b)$7.902
          Ending AUV............................................................   (a)$9.524
                                                                                   (b)$9.464
          Ending Number of AUs..................................................   (a)75,611
                                                                                   (b)11,490
----------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.581
                                                                                   (b)$7.579
          Ending AUV............................................................   (a)$9.718
                                                                                   (b)$9.641
          Ending Number of AUs..................................................   (a)98,970
                                                                                   (b)11,266
----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.886
                                                                                   (b)$6.885
          Ending AUV............................................................   (a)$9.406
                                                                                   (b)$9.343
          Ending Number of AUs..................................................   (a)17,684
                                                                                   (b)7,376
----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$5.753
                                                                                   (b)$5.752
          Ending AUV............................................................   (a)$7.837
                                                                                   (b)$7.762
          Ending Number of AUs..................................................   (a)4,745
                                                                                   (b)18
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.314
                                                                                   (b)$6.313
          Ending AUV............................................................   (a)$7.910
                                                                                   (b)$7.867
          Ending Number of AUs..................................................   (a)88,350
                                                                                   (b)5,286
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.329
                                                                                   (b)$7.327
          Ending AUV............................................................   (a)$9.322
                                                                                   (b)$9.266
          Ending Number of AUs..................................................   (a)71,724
                                                                                   (b)4,546
----------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.651
                                                                                   (b)$7.649
          Ending AUV............................................................   (a)$9.724
                                                                                   (b)$9.662
          Ending Number of AUs..................................................   (a)121,683
                                                                                   (b)15,762
----------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.244
                                                                                   (b)$8.242
          Ending AUV............................................................   (a)$9.757
                                                                                   (b)$9.689
          Ending Number of AUs..................................................   (a)60,177
                                                                                   (b)329
----------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.746
                                                                                   (b)$7.744
          Ending AUV............................................................   (a)$9.819
                                                                                   (b)$9.734
          Ending Number of AUs..................................................   (a)5,842
                                                                                   (b)78
----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.802
                                                                                   (b)$7.800
          Ending AUV............................................................   (a)$11.090
                                                                                   (b)$10.996
          Ending Number of AUs..................................................   (a)26,691
                                                                                   (b)16,403
----------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$4.808
                                                                                   (b)$4.807
          Ending AUV............................................................   (a)$6.600
                                                                                   (b)$6.557
          Ending Number of AUs..................................................   (a)142,110
                                                                                   (b)12,100
----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.695
                                                                                   (b)$6.694
          Ending AUV............................................................   (a)$8.532
                                                                                   (b)$8.476
          Ending Number of AUs..................................................   (a)80,714
                                                                                   (b)12,790
----------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.372
                                                                                   (b)$7.371
          Ending AUV............................................................   (a)$9.864
                                                                                   (b)$9.800
          Ending Number of AUs..................................................   (a)149,907
                                                                                   (b)16,288
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION
VARIABLE PORTFOLIOS                                                                TO 12/31/09
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.007
                                                                                   (b)$7.005
          Ending AUV............................................................   (a)$9.129
                                                                                   (b)$9.016
          Ending Number of AUs..................................................   (a)5,859
                                                                                   (b)4,057
----------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.961
                                                                                   (b)$7.959
          Ending AUV............................................................   (a)$10.652
                                                                                   (b)$10.526
          Ending Number of AUs..................................................   (a)4,210
                                                                                   (b)1,245
----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$11.461
                                                                                   (b)$11.459
          Ending AUV............................................................   (a)$12.237
                                                                                   (b)$12.160
          Ending Number of AUs..................................................   (a)353,847
                                                                                   (b)22,780
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES*
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.461
                                                                                   (b)$7.459
          Ending AUV............................................................   (a)$10.054
                                                                                   (b)$9.982
          Ending Number of AUs..................................................   (a)4,003
                                                                                   (b)3,929
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES*
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.362
                                                                                   (b)$6.360
          Ending AUV............................................................   (a)$8.362
                                                                                   (b)$8.311
          Ending Number of AUs..................................................   (a)149,295
                                                                                   (b)21,196
----------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES*
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.868
                                                                                   (b)$6.866
          Ending AUV............................................................   (a)$8.977
                                                                                   (b)$8.920
          Ending Number of AUs..................................................   (a)159,241
                                                                                   (b)18,694
----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Combination HV & Roll-Up Death Benefit
(b) With election of the optional Combination HV & Roll-Up Death Benefit

* On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares; (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; and (4) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.

  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
               CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
            BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)

  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------




                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$5.307
                                                                                   (b)$5.304
          Ending AUV............................................................   (a)$7.064
                                                                                   (b)$7.033
          Ending Number of AUs..................................................   (a)19
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.466
                                                                                   (b)$7.462
          Ending AUV............................................................   (a)$9.759
                                                                                   (b)$9.711
          Ending Number of AUs..................................................   (a)14
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.675
                                                                                   (b)$7.674
          Ending AUV............................................................   (a)$9.248
                                                                                   (b)$9.220
          Ending Number of AUs..................................................   (a)6,788
                                                                                   (b)1,837
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.598
                                                                                   (b)$7.597
          Ending AUV............................................................   (a)$10.333
                                                                                   (b)$10.310
          Ending Number of AUs..................................................   (a)18,857
                                                                                   (b)4,411
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.835
                                                                                   (b)$6.836
          Ending AUV............................................................   (a)$8.697
                                                                                   (b)$8.680
          Ending Number of AUs..................................................   (a)15,361
                                                                                   (b)569
-----------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.814
                                                                                   (b)$6.813
          Ending AUV............................................................   (a)$8.806
                                                                                   (b)$8.787
          Ending Number of AUs..................................................   (a)3,572
                                                                                   (b)4,470
-----------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.501
                                                                                   (b)$8.503
          Ending AUV............................................................   (a)$10.300
                                                                                   (b)$10.261
          Ending Number of AUs..................................................   (a)12
                                                                                   (b)1,650
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.045
                                                                                   (b)$8.042
          Ending AUV............................................................   (a)$9.797
                                                                                   (b)$9.774
          Ending Number of AUs..................................................   (a)13
                                                                                   (b)1,733
-----------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.571
                                                                                   (b)$7.571
          Ending AUV............................................................   (a)$9.632
                                                                                   (b)$9.612
          Ending Number of AUs..................................................   (a)1,720
                                                                                   (b)1,028
-----------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.034
                                                                                   (b)$8.025
          Ending AUV............................................................   (a)$10.786
                                                                                   (b)$10.754
          Ending Number of AUs..................................................   (a)2,149
                                                                                   (b)1,281
-----------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.015
                                                                                   (b)$7.013
          Ending AUV............................................................   (a)$9.129
                                                                                   (b)$9.106
          Ending Number of AUs..................................................   (a)15
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.245
                                                                                   (b)$10.248
          Ending AUV............................................................   (a)$10.152
                                                                                   (b)$10.126
          Ending Number of AUs..................................................   (a)235
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.304
                                                                                   (b)$10.300
          Ending AUV............................................................   (a)$12.410
                                                                                   (b)$12.380
          Ending Number of AUs..................................................   (a)4,693
                                                                                   (b)2,878
-----------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.871
                                                                                   (b)$6.870
          Ending AUV............................................................   (a)$9.015
                                                                                   (b)$8.996
          Ending Number of AUs..................................................   (a)10,626
                                                                                   (b)4,947
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.124
                                                                                   (b)$7.121
          Ending AUV............................................................   (a)$9.108
                                                                                   (b)$9.057
          Ending Number of AUs..................................................   (a)14
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.141
                                                                                   (b)$8.140
          Ending AUV............................................................   (a)$12.204
                                                                                   (b)$12.179
          Ending Number of AUs..................................................   (a)130
                                                                                   (b)1
-----------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.794
                                                                                   (b)$6.793
          Ending AUV............................................................   (a)$8.476
                                                                                   (b)$8.435
          Ending Number of AUs..................................................   (a)15
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.116
                                                                                   (b)$7.117
          Ending AUV............................................................   (a)$9.408
                                                                                   (b)$9.390
          Ending Number of AUs..................................................   (a)7,466
                                                                                   (b)5,714
-----------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.300
                                                                                   (b)$7.301
          Ending AUV............................................................   (a)$9.454
                                                                                   (b)$9.431
          Ending Number of AUs..................................................   (a)3,328
                                                                                   (b)1,796
-----------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.607
                                                                                   (b)$6.604
          Ending AUV............................................................   (a)$8.523
                                                                                   (b)$8.498
          Ending Number of AUs..................................................   (a)16
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.065
                                                                                   (b)$7.066
          Ending AUV............................................................   (a)$9.111
                                                                                   (b)$9.077
          Ending Number of AUs..................................................   (a)14
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.942
                                                                                   (b)$10.944
          Ending AUV............................................................   (a)$12.131
                                                                                   (b)$12.111
          Ending Number of AUs..................................................   (a)2,011
                                                                                   (b)1,310
-----------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.552
                                                                                   (b)$6.550
          Ending AUV............................................................   (a)$8.645
                                                                                   (b)$8.613
          Ending Number of AUs..................................................   (a)16
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$10.882
                                                                                   (b)$10.887
          Ending AUV............................................................   (a)$11.134
                                                                                   (b)$11.116
          Ending Number of AUs..................................................   (a)6,134
                                                                                   (b)3,771
-----------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.141
                                                                                   (b)$7.139
          Ending AUV............................................................   (a)$9.388
                                                                                   (b)$9.370
          Ending Number of AUs..................................................   (a)14
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.524
                                                                                   (b)$6.525
          Ending AUV............................................................   (a)$8.224
                                                                                   (b)$8.198
          Ending Number of AUs..................................................   (a)15
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.903
                                                                                   (b)$7.902
          Ending AUV............................................................   (a)$9.524
                                                                                   (b)$9.504
          Ending Number of AUs..................................................   (a)2,508
                                                                                   (b)1,450
-----------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.581
                                                                                   (b)$7.580
          Ending AUV............................................................   (a)$9.718
                                                                                   (b)$9.694
          Ending Number of AUs..................................................   (a)690
                                                                                   (b)432
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.886
                                                                                   (b)$6.887
          Ending AUV............................................................   (a)$9.406
                                                                                   (b)$9.384
          Ending Number of AUs..................................................   (a)15
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$5.753
                                                                                   (b)$5.751
          Ending AUV............................................................   (a)$7.837
                                                                                   (b)$7.807
          Ending Number of AUs..................................................   (a)18
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.314
                                                                                   (b)$6.316
          Ending AUV............................................................   (a)$7.910
                                                                                   (b)$7.899
          Ending Number of AUs..................................................   (a)2,201
                                                                                   (b)1,252
-----------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.329
                                                                                   (b)$7.329
          Ending AUV............................................................   (a)$9.322
                                                                                   (b)$9.303
          Ending Number of AUs..................................................   (a)1,854
                                                                                   (b)1,063
-----------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.651
                                                                                   (b)$7.649
          Ending AUV............................................................   (a)$9.724
                                                                                   (b)$9.702
          Ending Number of AUs..................................................   (a)4,160
                                                                                   (b)2,440
-----------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$8.244
                                                                                   (b)$8.245
          Ending AUV............................................................   (a)$9.757
                                                                                   (b)$9.738
          Ending Number of AUs..................................................   (a)12
                                                                                   (b)1,739
-----------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.746
                                                                                   (b)$7.743
          Ending AUV............................................................   (a)$9.819
                                                                                   (b)$9.794
          Ending Number of AUs..................................................   (a)13
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.802
                                                                                   (b)$7.789
          Ending AUV............................................................   (a)$11.090
                                                                                   (b)$11.051
          Ending Number of AUs..................................................   (a)2,838
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$4.808
                                                                                   (b)$4.809
          Ending AUV............................................................   (a)$6.600
                                                                                   (b)$6.588
          Ending Number of AUs..................................................   (a)4,766
                                                                                   (b)2,842
-----------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.695
                                                                                   (b)$6.692
          Ending AUV............................................................   (a)$8.532
                                                                                   (b)$8.510
          Ending Number of AUs..................................................   (a)2,407
                                                                                   (b)1,374
-----------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.372
                                                                                   (b)$7.373
          Ending AUV............................................................   (a)$9.864
                                                                                   (b)$9.844
          Ending Number of AUs..................................................   (a)4,941
                                                                                   (b)2,907
-----------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.007
                                                                                   (b)$7.006
          Ending AUV............................................................   (a)$9.129
                                                                                   (b)$9.109
          Ending Number of AUs..................................................   (a)15
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.961
                                                                                   (b)$7.956
          Ending AUV............................................................   (a)$10.652
                                                                                   (b)$10.565
          Ending Number of AUs..................................................   (a)13
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$11.461
                                                                                   (b)$11.462
          Ending AUV............................................................   (a)$12.237
                                                                                   (b)$12.214
          Ending Number of AUs..................................................   (a)25,751
                                                                                   (b)6,326
-----------------------------------------------------------------------------------------------

AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value
Death Benefit
(b) With election of the optional Maximum Anniversary Value
Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED
     BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   INCEPTION TO
                                                                                     12/31/09
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES*
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$7.461
                                                                                   (b)$7.463
          Ending AUV............................................................   (a)$10.054
                                                                                   (b)$10.027
          Ending Number of AUs..................................................   (a)14
                                                                                   (b)0
-----------------------------------------------------------------------------------------------

VAN KAMPEN LIT COMSTOCK, CLASS II SHARES*
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.362
                                                                                   (b)$6.359
          Ending AUV............................................................   (a)$8.362
                                                                                   (b)$8.342
          Ending Number of AUs..................................................   (a)4,838
                                                                                   (b)2,838
-----------------------------------------------------------------------------------------------

VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES
(Inception Date - 4/30/09)
          Beginning AUV.........................................................   (a)$6.868
                                                                                   (b)$6.867
          Ending AUV............................................................   (a)$8.977
                                                                                   (b)$8.957
          Ending Number of AUs..................................................   (a)5,552
                                                                                   (b)3,311
-----------------------------------------------------------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Without election of the optional Maximum Anniversary Value Death Benefit
(b) With election of the optional Maximum Anniversary Value Death Benefit

* On or about June 1, 2010, (1) Van Kampen LIT Capital Growth, Class II Shares will be renamed to Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares; (2) Van Kampen LIT Comstock, Class II Shares will be renamed to Invesco Van Kampen V.I. Comstock Fund, Series II Shares; and (3) Van Kampen LIT Growth and Income, Class II Shares will be renamed to Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares; and (4) the trust for these Variable Portfolios will be changed from Van Kampen Life Investment Trust to AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds), subject to shareholder and other necessary approvals.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2010, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.


The following details the standard, Maximum Anniversary Value and the Combination HV & Roll-Up death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.




     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:


          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT


          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:


          a. Contract value; or


          b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          1. Contract value; or

          2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

          3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or


     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or


          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in
              (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.


If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS
                        AND SUNAMERICA INCOME BUILDER FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

--------------------------------------------------------------------
                                                           MAXIMUM
                                                         ANNUALIZED
                                                          FEE RATE
                                                         DECREASE OR
                                                          INCREASE
  NUMBER OF      INITIAL       MAXIMUM       MINIMUM        EACH
   COVERED       ANNUAL        ANNUAL        ANNUAL        BENEFIT
   PERSONS      FEE RATE      FEE RATE      FEE RATE      QUARTER*
--------------------------------------------------------------------
 One              1.10%         2.20%         0.60%       +/-0.25%
  Covered
  Person
--------------------------------------------------------------------
 Two              1.35%         2.70%         0.60%       +/-0.25%
  Covered
  Persons
--------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.



EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.


IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]


     1.10% +[0.05% x (-3.12)]



     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------



IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]


     1.10% + [0.05% x (5.57)]



     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).


IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]


     1.10% + [0.05% x (-5.56)]



     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]


     1.10% + [0.05% x (-10.89)]



     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the SunAmerica Income Plus, SunAmerica Income Builder and MarketLock For Life features:

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLES

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

EXAMPLE 1:

Assume you elect SUNAMERICA INCOME BUILDER and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit ($8,000) on the 1st contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000). On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($108,000). Assume your Maximum Annual Withdrawal Percentage is 5.5%, then as of your 1st contract anniversary, you may take withdrawals of up to your $5,940 Maximum Annual Withdrawal Amount (5.5% of the Income Base) each year as long as your contract value is greater then zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $108,000, then your $4,320 Protected Income Payment (4% of the Income Base) is your guaranteed income each year as long as the Covered Person(s) is(are) alive once your contract value is reduced to zero due to reasons other than an Excess Withdrawal.

EXAMPLE 2: IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
           AND NO HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $230,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
    1(st)       $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
    2(nd)       $333,000      $324,000      $300,000       $18,000       $19,440
----------------------------------------------------------------------------------
    3(rd)       $333,000      $342,000      $300,000       $18,000       $20,520
----------------------------------------------------------------------------------
    4(th)       $333,000      $360,000      $300,000       $18,000       $21,600
----------------------------------------------------------------------------------
    5(th)       $363,000      $409,800      $330,000       $19,800       $24,588
----------------------------------------------------------------------------------
    6(th)       $413,000      $429,600      $330,000       $19,800       $25,776
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that contract year plus the subsequent Eligible Purchase Payments made in Benefit Year 2, your new Income Base at the time of deposit equals $306,000 and Income Credit Base at the time of deposit equals $300,000. $30,000 of the $230,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds 200% of the Eligible Purchase Payment made in the 1st contract year. On your 2nd contract anniversary, your Income Credit is $18,000 and your Income Base equals $324,000. Your Income Base is not increased to the $333,000 contract value because the highest Anniversary Value is reduced for $30,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage is 6%, then your Maximum Annual Withdrawal Amount would be $19,440 if you were to start taking withdrawals after the 2nd contract anniversary. However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $390,000. On your 5th contract anniversary, your Income Credit Base is $330,000, Income Credit equals $19,800, and Income Base equals $409,800. Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. And your Income Base is $429,600. If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage remains at 6%, your Maximum Annual Withdrawal Amount would be $25,776. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $429,600, then your Protected Income Payment is 4% of the Income Base ($17,184).

EXAMPLE 3 - IMPACT OF HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $108,000      $100,000       $8,000        $5,940
----------------------------------------------------------------------------------
     2nd        $118,000      $118,000      $118,000        N/A*         $6,490
----------------------------------------------------------------------------------
     3rd        $107,000      $127,440      $118,000       $9,440        $7,009
----------------------------------------------------------------------------------
     4th        $110,000      $136,880      $118,000       $9,440        $7,528
----------------------------------------------------------------------------------
     5th        $150,000      $150,000      $150,000        N/A*         $8,250
----------------------------------------------------------------------------------
     6th        $145,000      $162,000      $150,000       $12,000       $8,910
----------------------------------------------------------------------------------


* The Income Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT


Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,910), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annul Withdrawal Amount ($4,020). Your contract value after the Maximum Annual Withdrawal Amount is withdrawn is $100,500. Your Income Base, Income Credit Base and Income Credit are reduced by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $155,520 and the Income Credit Base to $144,000. No Income Credit will be available on the 7th contract anniversary. If there are no withdrawals in year 7, your new Income Credit on the 8th contract anniversary is 8% of your new Income Credit Base ($11,520). Your new Maximum Annual Withdrawal Amount is $8,553.60. The Protected Income Payment is adjusted similarly.



EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $6,720
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $7,080
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $7,440
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $7,800
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $8,160
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $8,520
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $8,880
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $9,060
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $9,120
----------------------------------------------------------------------------------


On your 8th contract anniversary your Income Base is stepped-up to $148,000, and assume your Maximum Annual Withdrawal Percentage is 6%, your Maximum Annual Withdrawal Amount would be $8,880. But if you make a withdrawal of only $4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount, then your Net Income Credit Percentage for that year equals 3%. Therefore, your new Income Credit is 3% of your Income Credit Base ($3,000). Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000). Other withdrawals of less than the Maximum Annual Withdrawal Amount have similar impact. On your 10th contract anniversary, if your Maximum Annual Withdrawal Percentage is 6%, your new Maximum Annual Withdrawal Amount will be $9,120. Therefore, if you do not take any Excess Withdrawals, you may take up to $9,120 each year as long as your contract value is greater then zero. Your Protected Income Payment is $6,080.

MARKETLOCK FOR LIFE EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life feature:


EXAMPLE 1


Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.


Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value ($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any Excess Withdrawals.


EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:

------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------


On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.

EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT


Assume you elect MarketLock For Life, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800 ($117,800 - $7,000), but your Income Base is unchanged. Next, we recalculate your Income Base by reducing the Income Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional Excess Withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           North Dakota
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      Oregon
                           Variable Portfolios only.                  Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Death Benefits            The Combination HV & Roll-Up death         New York
                           benefit is not available.                  Washington
-------------------------------------------------------------------- ----------------
 Death Benefits            The standard death benefit is only         Washington
                           available to contract owners or
                           Continuing Spouses who are age 82 and
                           younger.
-------------------------------------------------------------------- ----------------
 Free Look                 If you reside in Arizona and are age 65    Arizona
                           or older on your Contract Date, the Free
                           Look period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you reside in California and are age    California
                           60 or older on your Contract Date, the
                           Free Look period is 30 days.
-------------------------------------------------------------------- ----------------
 Income Phase              You may begin the Income Phase anytime     Florida
                           after your first contract anniversary.
-------------------------------------------------------------------- ----------------
 MarketLock For Life       You may elect the current Maximum Annual   Oregon
                           Withdrawal Amount to be received
                           monthly.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder, MarketLock For                                              Texas
 Life                                                                 Washington
-------------------------------------------------------------------- ----------------
 Systematic Withdrawal     Minimum withdrawal amount is $250 per      Oregon
                           withdrawal.
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.



TABLE OF CONTENTS



MarketLock Income Plus.....................................................  F-1
MarketLock Income Plus Fees................................................  F-6
MarketLock For Life Plus...................................................  F-7
MarketLock For Life Plus Fee...............................................  F-11



The living benefits described below are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on these features as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below. Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawal taken are in excess of the contract's free withdrawal amount and the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the features, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional living benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

MARKETLOCK INCOME PLUS

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------------------------------
                                                                                    COVERED PERSON
                                                                        ------------------------------------
                                                                              MINIMUM            MAXIMUM
                                                                                AGE               AGE(1)
------------------------------------------------------------------------------------------------------------
                               ONE OWNER                                         45                 80
------------------------------------------------------------------------------------------------------------
           JOINT OWNERS(based on the age of the older Owner)                     45                 80
------------------------------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

--------------------------------------------------------------------------------------------------------------------
                                                     COVERED PERSON #1                     COVERED PERSON #2
                                          --------------------------------------------------------------------------
                                                MINIMUM            MAXIMUM            MINIMUM            MAXIMUM
                                                  AGE               AGE(1)              AGE               AGE(1)
--------------------------------------------------------------------------------------------------------------------
             NON-QUALIFIED:
               Joint Owners                        45                 80                 45                85
--------------------------------------------------------------------------------------------------------------------
             NON-QUALIFIED:
    One Owner with Spousal Beneficiary             45                 80                 45               N/A(2)
--------------------------------------------------------------------------------------------------------------------
               QUALIFIED:
    One Owner with Spousal Beneficiary             45                 80                 45               N/A(2)
--------------------------------------------------------------------------------------------------------------------


   (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

   (2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

----------------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                     MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL                    WITHDRAWAL PERCENTAGE
----------------------------------------------------------------------------------
          Prior to 65th birthday                      4% of Income Base
----------------------------------------------------------------------------------
        On or after 65th birthday                     5% of Income Base
----------------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

----------------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
   SURVIVING COVERED PERSON AT TIME OF                 MAXIMUM ANNUAL
            FIRST WITHDRAWAL                        WITHDRAWAL PERCENTAGE
----------------------------------------------------------------------------------
          Prior to 65th birthday                      4% of Income Base
----------------------------------------------------------------------------------
        On or after 65th birthday                   4.75% of Income Base
----------------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        Managed Allocation Balanced
        Managed Allocation Moderate
        Mandate Allocation Moderate Growth
        MFS Total Return; or

4. In accordance with the requirements outlined in the table below:


----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
A. Bond, Cash and Fixed    Minimum 30%       Cash Management
  Accounts                 Maximum 100%      Corporate Bond
                                             Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS
                                             6-Month DCA
                                             1-Year DCA
                                             2-Year DCA

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
B. Equity Maximum          Minimum 0%        Aggressive Growth
                           Maximum 70%       Alliance Growth
                                             American Fund Asset Allocation SAST
                                             American Funds Global Growth SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income SAST
                                             Asset Allocation
                                             Balanced
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Income Securities Funds
                                             Franklin Templeton VIP FoundingFunds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High-Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. CapitalGrowth Fund, Series II
                                             Shares
                                               (formerly Van Kampen LIT Capital Growth, Class II
                                             Shares)
                                             Invesco Van Kampen V.I. ComstockFund, Series II Shares
                                               (formerly Van Kampen LITComstock, Class II Shares)
                                             Invesco Van Kampen V.I. Growth and Income Fund, Series
                                             II Shares
                                               (formerly Van Kampen LIT Growth and Income, Class II
                                             Shares)
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
C. Limited Equity          Minimum 0%        Capital Growth
                           Maximum 10%       Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Real Estate
                                             Small Company Value
                                             Technology
------------------------------------------- --------------------------------------------------------



If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.


You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.


You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:


INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
          For One Covered Person                    1.10% of Income Base
----------------------------------------------------------------------------------
         For Two Covered Persons                    1.35% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").


Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.


The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                         -------------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                ONE OWNER                          45                    80
------------------------------------------------------------------------------------
  JOINT OWNERS (based on the age of the
               older Owner)                        45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                     -------------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(1)            AGE             AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------



   (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

   (2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
     At least age 45 but prior to 65th birthday       4% of Income Base
------------------------------------------------------------------------
     At least age 65 but prior to 76th birthday       5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
     At least age 45 but prior to 65th birthday       4% of Income Base
------------------------------------------------------------------------
     At least age 65 but prior to 76th birthday     4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income Securities Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Mandate Allocation Moderate Growth
          MFS Total Return; or

     4. Invest in accordance with the requirements outlined in the table below:


----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. Bond, Cash and Fixed   Minimum 30%       Cash Management
  Accounts                 Maximum 100%      Corporate Bond
                                             Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS
                                             6-Month DCA
                                             1-Year DCA
                                             2-Year DCA

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
 B. Equity Maximum         Minimum 0%        Aggressive Growth
                           Maximum 70%       Alliance Growth
                                             American Fund Asset Allocation SAST
                                             American Funds Global Growth SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income SAST
                                             Asset Allocation
                                             Balanced
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Income Securities Funds
                                             Franklin Templeton VIP Founding
                                               Funds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High-Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. CapitalGrowth Fund, Series II
                                             Shares
                                               (formerly Van Kampen LIT Capital Growth, Class II
                                             Shares)
                                             Invesco Van Kampen V.I. ComstockFund, Series II Shares
                                               (formerly Van Kampen LITComstock, Class II Shares)
                                             Invesco Van Kampen V.I. Growth and Income Fund, Series
                                             II Shares
                                               (formerly Van Kampen LIT Growth and Income, Class II
                                             Shares)
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
 C. Limited Equity         Minimum 0%        Capital Growth
                           Maximum 10%       Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Real Estate
                                             Small Company Value
                                             Technology
------------------------------------------- --------------------------------------------------------



Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.


Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.


We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and


     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to

        $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year.

For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

(a) the Income Base calculated based on the maximum Anniversary Value; and

(b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE.

HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

(a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

(b) is the Minimum Income Base.


The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
         For One Covered Person                     0.95% of Income Base
----------------------------------------------------------------------------------
         For Two Covered Persons                    1.25% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?


All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.


However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:


     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or
     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel my Living Benefit?


The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation

Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or
     2. Termination or surrender of the contract; or
     3. A death benefit is paid and the contract is terminated; or
     4. Excess Withdrawals reduce the contract value to zero; or
     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or
     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G -- DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in the prospectus for details. If original owner of the contract elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.



DEATH BENEFIT DEFINED TERMS


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.



THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.



STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:



     1. Contract value; or


     2. Net Purchase Payments



If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:



     1. Contract value; or



     2. The lesser of:



          a. Net Purchase Payments; or



          b. 125% of Contract value.



STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


     1. Contract value; or



     2. Purchase Payments reduced by any Withdrawal Adjustment.



If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:



     1. Contract value; or



     2. The lesser of:



          a. Net Purchase Payments; or



          b. 125% of Contract value.



THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.



STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:


If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:



     1. Contract value; or



     2. Continuation Net Purchase Payments



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:



     1. Contract value; or



     2. The lesser of:



          a. Continuation Net Purchase Payments; or



          b. 125% of Contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:


If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:



     1. Contract value; or



     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.



If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:



     1. Contract value; or



     2. The lesser of:



          a. Continuation Net Purchase Payments; or



          b. 125% of Contract value.



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

  Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT

                     POLARIS PLATINUM III VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2010, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                  MAY 1, 2010

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Support Agreement Between the Company and American International
  Group..........................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments..........................................   10

Annuity Unit Values..............................................   11

Taxes............................................................   14

Broker-Dealer Firms Receiving Revenue Sharing Payments...........   24

Distribution of Contracts........................................   25

Financial Statements.............................................   25

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------


     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more Underlying Fund. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance contract charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


     SUPPORT AGREEMENT BETWEEN THE COMPANY AND AMERICAN INTERNATIONAL GROUP
     ----------------------------------------------------------------------

     The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group has agreed that American International Group will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against American International Group on behalf of the Company.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.
     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.


     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")
          -------------------------------------------------------------

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------


     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)


The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

     For fixed annuity Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly annuity Income Payment.

     For variable annuity Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity Income Payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity with 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from annuity factor tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.21 x ($116,412.31/$1,000) = $606.51

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $606.51/$13.256932 = 45.750404

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 45.750404 x $13.327695 = $609.75

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.


For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -   after attainment of age 59 1/2;

     -   when paid to your beneficiary after you die;

     -   after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -   dividends paid with respect to stock of a corporation described in IRC
         Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -   distributions from IRAs for higher education expenses;

     -   distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.


The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal income tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS


Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS


Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the (other than a plan funded with IRAs) assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)


TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES


Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.


QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.


One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2010 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2010 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2010 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or
Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is and if your modified AGI is between $167,000 and $177,000, your contribution may be partially deductible.



(d) Roth IRAs


Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $167,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $105,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA.


Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the

Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2009, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

AmTrust Investment Services, Inc.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
WAMU Investments, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

      The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


      The following financial statements of FS Variable Separate Account are included in this Statement of Additional Information:

      -   Report of Independent Registered Public Accounting Firm

      -   Statement of Assets and Liabilities as of December 31, 2009

      -   Schedule of Portfolio Investments as of December 31, 2009

      - Statement of Operations for the year ended December 31, 2009, except as indicated

      - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated

      -   Notes to Financial Statements


      The following financial statements of First SunAmerica Life Insurance Company are included in this Statement of Additional Information:

      -   Report of Independent Registered Public Accounting Firm

      -   Consolidated Balance Sheet as of December 31, 2009 and 2008

      - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007

      - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007

      -   Notes to Consolidated Financial Statements



      The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.


      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2009 AND 2008

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm  ...................    1
Statement of Assets and Liabilities, December 31, 2009 .....................    2
Schedule of Portfolio Investments, December 31, 2009 .......................   18
Statement of Operations, for the year ended December 31, 2009 ..............   19
Statement of Changes in Net Assets, for the year ended December 31, 2009 ...   33
Statement of Changes in Net Assets, for the year ended December 31, 2008 ...   47
Notes to Financial Statements ..............................................   61

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2009, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
April 27, 2010

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

                                                Government                                                Government
                                                    and                                                      and
                           Asset      Capital     Quality               Natural    Asset      Capital      Quality
                        Allocation Appreciation    Bond      Growth    Resources Allocation Appreciation     Bond      Growth
                         Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         (Class 1)   (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 3)   (Class 3)   (Class 3)   (Class 3)
                        ---------- ------------ ---------- ---------- ---------- ---------- ------------ ----------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value       $4,814,637  $10,927,035 $8,599,798 $6,025,306 $4,829,005 $2,499,747  $16,185,271 $28,711,309 $7,462,189
   Dividends
      receivable                 0            0          0          0          0          0            0           0          0
                        ----------  ----------- ---------- ---------- ---------- ----------  ----------- ----------- ----------
      Total assets      $4,814,637  $10,927,035 $8,599,798 $6,025,306 $4,829,005 $2,499,747  $16,185,271 $28,711,309 $7,462,189
Liabilities:                     0            0          0          0          0          0            0           0          0
                        ----------  ----------- ---------- ---------- ---------- ----------  ----------- ----------- ----------
Net assets:             $4,814,637  $10,927,035 $8,599,798 $6,025,306 $4,829,005 $2,499,747  $16,185,271 $28,711,309 $7,462,189
                        ==========  =========== ========== ========== ========== ==========  =========== =========== ==========
   Accumulation units   $4,628,943  $10,800,814 $8,454,411 $5,967,827 $4,829,005 $2,499,747  $16,185,271 $28,711,309 $7,462,189
   Contracts in payout
      (annuitization)
      period               185,694      126,221    145,387     57,479          0          0            0           0          0
                        ----------  ----------- ---------- ---------- ---------- ----------  ----------- ----------- ----------
      Total net assets: $4,814,637  $10,927,035 $8,599,798 $6,025,306 $4,829,005 $2,499,747  $16,185,271 $28,711,309 $7,462,189
                        ==========  =========== ========== ========== ========== ==========  =========== =========== ==========
Accumulation units
   outstanding:            195,126      251,946    445,901    202,291     93,613    107,044      457,119   1,567,119    271,693
                        ==========  =========== ========== ========== ========== ==========  =========== =========== ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                                  Davis
                          Natural  Aggressive   Alliance             Blue Chip  Capital     Cash     Corporate   Venture
                         Resources   Growth      Growth    Balanced    Growth    Growth  Management    Bond       Value
                         Portfolio  Portfolio  Portfolio   Portfolio Portfolio Portfolio  Portfolio  Portfolio  Portfolio
                         (Class 3)  (Class 1)  (Class 1)   (Class 1) (Class 1) (Class 1)  (Class 1)  (Class 1)  (Class 1)
                        ---------- ---------- ----------- ---------- --------- --------- ---------- ---------- -----------
Assets:
   Investments in
      Trusts, at net
      asset value       $8,506,937 $1,995,706 $11,652,077 $4,009,735  $896,360  $556,944 $6,187,757 $5,354,550 $20,066,885
   Dividends receivable          0          0           0          0         0         0          0          0           0
                        ---------- ---------- ----------- ----------  --------  -------- ---------- ---------- -----------
      Total assets      $8,506,937 $1,995,706 $11,652,077 $4,009,735  $896,360  $556,944 $6,187,757 $5,354,550 $20,066,885
Liabilities:                     0          0           0          0         0         0          0          0           0
                        ---------- ---------- ----------- ----------  --------  -------- ---------- ---------- -----------
Net assets:             $8,506,937 $1,995,706 $11,652,077 $4,009,735  $896,360  $556,944 $6,187,757 $5,354,550 $20,066,885
                        ========== ========== =========== ==========  ========  ======== ========== ========== ===========
   Accumulation units   $8,506,937 $1,973,461 $11,323,327 $3,967,020  $896,360  $556,944 $6,149,931 $5,185,716 $19,752,654
   Contracts in payout
      (annuitization)
      period                     0     22,245     328,750     42,715         0         0     37,826    168,834     314,231
                        ---------- ---------- ----------- ----------  --------  -------- ---------- ---------- -----------
      Total net assets: $8,506,937 $1,995,706 $11,652,077 $4,009,735  $896,360  $556,944 $6,187,757 $5,354,550 $20,066,885
                        ========== ========== =========== ==========  ========  ======== ========== ========== ===========
Accumulation units
   outstanding:            188,193    179,178     384,009    264,181   154,942    79,753    457,045    245,067     616,932
                        ========== ========== =========== ==========  ========  ======== ========== ========== ===========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                         "Dogs" of   Emerging      Equity    Fundamental   Global     Global       Growth      Growth-  High-Yield
                        Wall Street   Markets  Opportunities    Growth      Bond     Equities  Opportunities   Income      Bond
                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio  Portfolio   Portfolio    Portfolio  Portfolio
                         (Class 1)  (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)   (Class 1)    (Class 1)  (Class 1)
                        ----------- ---------- ------------- ----------- ---------- ---------- ------------- ---------  ---------
Assets:
   Investments in
      Trusts, at net
      asset value        $1,157,504 $4,027,781   $3,219,225   $3,142,876 $2,731,498 $2,390,781   $479,989    $7,982,777 $5,273,300
   Dividends receivable           0          0            0            0          0          0          0             0          0
                         ---------- ----------   ----------   ---------- ---------- ----------   --------    ---------- ----------
      Total assets       $1,157,504 $4,027,781   $3,219,225   $3,142,876 $2,731,498 $2,390,781   $479,989    $7,982,777 $5,273,300
Liabilities:                      0          0            0            0          0          0          0             0          0
                         ---------- ----------   ----------   ---------- ---------- ----------   --------    ---------- ----------
Net assets:              $1,157,504 $4,027,781   $3,219,225   $3,142,876 $2,731,498 $2,390,781   $479,989    $7,982,777 $5,273,300
                         ========== ==========   ==========   ========== ========== ==========   ========    ========== ==========
   Accumulation units    $1,151,776 $3,948,989   $3,178,325   $3,132,170 $2,611,965 $2,382,777   $479,989    $7,926,257 $5,245,576
   Contracts in payout
      (annuitization)
      period                  5,728     78,792       40,900       10,706    119,533      8,004          0        56,520     27,724
                         ---------- ----------   ----------   ---------- ---------- ----------   --------    ---------- ----------
      Total net assets:  $1,157,504 $4,027,781   $3,219,225   $3,142,876 $2,731,498 $2,390,781   $479,989    $7,982,777 $5,273,300
                         ========== ==========   ==========   ========== ========== ==========   ========    ========== ==========
Accumulation units
   outstanding:             107,196    202,309      198,476      200,267    125,515    126,957     96,120       324,465    268,143
                         ========== ==========   ==========   ========== ========== ==========   ========    ========== ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                      International      MFS
                        International     Growth    Massachusetts     MFS                                                   Total
                         Diversified        and       Investors      Total     Mid-Cap     Real                 Telecom    Return
                          Equities        Income        Trust        Return     Growth    Estate   Technology   Utility     Bond
                          Portfolio     Portfolio     Portfolio    Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                          (Class 1)     (Class 1)     (Class 1)    (Class 1)  (Class 1)  (Class 1)  (Class 1)  (Class 1) (Class 1)
                        ------------- ------------- ------------- ---------- ---------- ---------- ---------- ---------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value         $3,439,741    $3,488,884    $3,702,865  $8,429,102 $2,623,238 $1,974,109  $285,225  $1,149,385 $2,535,349
   Dividends receivable            0             0             0           0          0          0         0           0          0
                          ----------    ----------    ----------  ---------- ---------- ----------  --------  ---------- ----------
      Total assets        $3,439,741    $3,488,884    $3,702,865  $8,429,102 $2,623,238 $1,974,109  $285,225  $1,149,385 $2,535,349
Liabilities:                       0             0             0           0          0          0         0           0          0
                          ----------    ----------    ----------  ---------- ---------- ----------  --------  ---------- ----------
Net assets:               $3,439,741    $3,488,884    $3,702,865  $8,429,102 $2,623,238 $1,974,109  $285,225  $1,149,385 $2,535,349
                          ==========    ==========    ==========  ========== ========== ==========  ========  ========== ==========
   Accumulation units     $3,408,798    $3,461,767    $3,680,436  $8,141,641 $2,614,594 $1,967,764  $285,225  $1,142,593 $2,459,707
   Contracts in payout
      (annuitization)
      period                  30,943        27,117        22,429     287,461      8,644      6,345         0       6,792     75,642
                          ----------    ----------    ----------  ---------- ---------- ----------  --------  ---------- ----------
      Total net assets:   $3,439,741    $3,488,884    $3,702,865  $8,429,102 $2,623,238 $1,974,109  $285,225  $1,149,385 $2,535,349
                          ==========    ==========    ==========  ========== ========== ==========  ========  ========== ==========
Accumulation units
   outstanding:              274,122       260,669       174,253     325,970    267,269    104,904   138,511      79,279    100,191
                          ==========    ==========    ==========  ========== ========== ==========  ========  ========== ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                               American    American              American
                                                 Funds      Funds     American     Funds
                                                 Asset      Global     Funds      Growth-                Blue
                        Aggressive  Alliance  Allocation   Growth     Growth      Income                 Chip     Capital
                          Growth     Growth      SAST       SAST       SAST        SAST    Balanced     Growth    Growth
                         Portfolio  Portfolio Portfolio   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                         (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value       $1,033,878 $8,095,527 $1,861,924 $6,514,268 $6,542,389 $7,615,960 $  983,825 $1,506,109 $2,712,195
   Dividends receivable          0          0          0          0          0          0          0          0          0
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      Total assets      $1,033,878 $8,095,527 $1,861,924 $6,514,268 $6,542,389 $7,615,960 $  983,825 $1,506,109 $2,712,195
Liabilities:                     0          0          0          0          0          0          0          0          0
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Net assets:             $1,033,878 $8,095,527 $1,861,924 $6,514,268 $6,542,389 $7,615,960 $  983,825 $1,506,109 $2,712,195
                        ========== ========== ========== ========== ========== ========== ========== ========== ==========
   Accumulation units   $1,033,878 $8,095,527 $1,861,924 $6,514,268 $6,542,389 $7,615,960 $  983,825 $1,506,109 $2,712,195
   Contracts in payout
      (annuitization)
      period                     0          0          0          0          0          0          0          0          0
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
      Total net assets: $1,033,878 $8,095,527 $1,861,924 $6,514,268 $6,542,389 $7,615,960 $  983,825 $1,506,109 $2,712,195
                        ========== ========== ========== ========== ========== ========== ========== ========== ==========
Accumulation units
   outstanding:             95,750    285,087    201,680    637,110    742,619    892,987     67,333    263,250    391,049
                        ========== ========== ========== ========== ========== ========== ========== ========== ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                   Davis      "Dogs"
                           Cash      Corporate    Venture     of Wall   Emerging      Equity      Foreign   Fundamental   Global
                         Management     Bond       Value      Street     Markets  Opportunities    Value       Growth      Bond
                         Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                         (Class 3)   (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)
                        ----------- ----------- ----------- ---------- ---------- ------------- ----------- ----------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value       $12,943,778 $21,246,873 $21,381,236 $1,034,956 $8,178,986   $1,382,672  $16,917,906  $4,300,384 $5,634,101
   Dividends receivable           0           0           0          0          0            0            0           0          0
                        ----------- ----------- ----------- ---------- ----------   ----------  -----------  ---------- ----------
      Total assets      $12,943,778 $21,246,873 $21,381,236 $1,034,956 $8,178,986   $1,382,672  $16,917,906  $4,300,384 $5,634,101
Liabilities:                      0           0           0          0          0            0            0           0          0
                        ----------- ----------- ----------- ---------- ----------   ----------  -----------  ---------- ----------
Net assets:             $12,943,778 $21,246,873 $21,381,236 $1,034,956 $8,178,986   $1,382,672  $16,917,906  $4,300,384 $5,634,101
                        =========== =========== =========== ========== ==========   ==========  ===========  ========== ==========
   Accumulation units   $12,853,431 $21,246,873 $21,381,236 $1,034,956 $8,178,986   $1,382,672  $16,917,906  $4,300,384 $5,634,101
   Contracts in payout
      (annuitization)
      period                 90,347           0           0          0          0            0            0           0          0
                        ----------- ----------- ----------- ---------- ----------   ----------  -----------  ---------- ----------
      Total net assets: $12,943,778 $21,246,873 $21,381,236 $1,034,956 $8,178,986   $1,382,672  $16,917,906  $4,300,384 $5,634,101
                        =========== =========== =========== ========== ==========   ==========  ===========  ========== ==========
Accumulation units
   outstanding:             982,999   1,033,682     739,671     98,526    428,555       89,751    1,070,788     300,518    276,313
                        =========== =========== =========== ========== ==========   ==========  ===========  ========== ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                                 MFS
                                                                     International International   Marsico  Massachusetts     MFS
                          Global      Growth     Growth   High-Yield  Diversified    Growth and    Focused    Investors      Total
                         Equities Opportunities  -Income     Bond       Equities       Income      Growth      Trust        Return
                        Portfolio   Portfolio   Portfolio  Portfolio   Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                        (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)
                       ---------- ------------- --------- ---------- ------------- ------------- ---------- ------------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value      $1,772,927   $3,835,506   $652,024 $3,358,939  $11,683,893   $12,567,396  $2,091,297   $5,372,230  $8,812,134
   Dividends
      receivable                0            0          0          0            0             0           0            0           0
                       ----------   ----------   -------- ----------  -----------   -----------  ----------   ----------  ----------
      Total assets     $1,772,927   $3,835,506   $652,024 $3,358,939  $11,683,893   $12,567,396  $2,091,297   $5,372,230  $8,812,134
Liabilities:                    0            0          0          0            0             0           0            0           0
                       ----------   ----------   -------- ----------  -----------   -----------  ----------   ----------  ----------
Net assets:            $1,772,927   $3,835,506   $652,024 $3,358,939  $11,683,893   $12,567,396  $2,091,297   $5,372,230  $8,812,134
                       ==========   ==========   ======== ==========  ===========   ===========  ==========   ==========  ==========
   Accumulation units  $1,772,927   $3,835,506   $652,024 $3,358,939  $11,683,893   $12,567,396  $2,091,297   $5,372,230  $8,812,134
   Contracts in payout
      (annuitization)
      period                    0            0          0          0            0             0           0            0           0
                       ----------   ----------   -------- ----------  -----------   -----------  ----------   ----------  ----------
      Total net
         assets:       $1,772,927   $3,835,506   $652,024 $3,358,939  $11,683,893   $12,567,396  $2,091,297   $5,372,230  $8,812,134
                       ==========   ==========   ======== ==========  ===========   ===========  ==========   ==========  ==========
Accumulation units
   outstanding:           100,765      766,648     29,881    184,146      961,374     1,004,459     209,617      287,485     387,504
                       ==========   ==========   ======== ==========  ===========   ===========  ==========   ==========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                Small &      Small                           Total
                          Mid-Cap      Real     Mid Cap     Company              Telecom     Return    Capital
                          Growth      Estate     Value       Value   Technology  Utility      Bond      Growth    Comstock
                         Portfolio  Portfolio  Portfolio   Portfolio  Portfolio Portfolio  Portfolio  Portfolio   Portfolio
                         (Class 3)  (Class 3)  (Class 3)   (Class 3)  (Class 3) (Class 3)  (Class 3)  (Class II)  (Class II)
                        ---------- ---------- ----------- ---------- ---------- --------- ----------- ---------- -----------
Assets:
   Investments in
      Trusts, at net
      asset value       $4,235,266 $8,413,904 $16,126,683 $5,137,580 $1,354,489  $572,716 $11,673,085  $629,870  $7,602,226
   Dividends receivable          0          0           0          0          0         0           0         0           0
                        ---------- ---------- ----------- ---------- ----------  -------- -----------  --------  ----------
      Total assets      $4,235,266 $8,413,904 $16,126,683 $5,137,580 $1,354,489  $572,716 $11,673,085  $629,870  $7,602,226
Liabilities:                     0          0           0          0          0         0           0         0           0
                        ---------- ---------- ----------- ---------- ----------  -------- -----------  --------  ----------
Net assets:             $4,235,266 $8,413,904 $16,126,683 $5,137,580 $1,354,489  $572,716 $11,673,085  $629,870  $7,602,226
                        ========== ========== =========== ========== ==========  ======== ===========  ========  ==========
   Accumulation units   $4,235,266 $8,413,904 $16,126,683 $5,137,580 $1,354,489  $572,716 $11,673,085  $629,870  $7,602,226
   Contracts in payout
      (annuitization)
      period                     0          0           0          0          0         0           0         0           0
                        ---------- ---------- ----------- ---------- ----------  -------- -----------  --------  ----------
      Total net assets: $4,235,266 $8,413,904 $16,126,683 $5,137,580 $1,354,489  $572,716 $11,673,085  $629,870  $7,602,226
                        ========== ========== =========== ========== ==========  ======== ===========  ========  ==========
Accumulation units
   outstanding:            443,352    489,433   1,035,009    653,304    673,066    40,649     528,169    67,920     700,802
                        ========== ========== =========== ========== ==========  ======== ===========  ========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                           Growth
                            and      Diversified    Equity              LargeCap   LargeCap   MidCap     Money    Mortgage
                           Income   International   Income     Income    Blend      Growth     Blend     Market  Securities
                         Portfolio     Account      Account   Account  Account II  Account    Account   Account    Account
                         (Class II)   (Class 2)    (Class 2) (Class 2)  (Class 2) (Class 2)  (Class 2) (Class 2)  (Class 2)
                        ----------- ------------- ---------- --------- ---------- --------- ---------- --------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value       $18,697,780    $470,303   $1,041,372  $308,706   $95,490   $49,180  $1,687,684  $178,972   $1,785
   Dividends receivable           0           0            0         0         0         0           0         0        0
                        -----------    --------   ----------  --------   -------   -------  ----------  --------   ------
      Total assets      $18,697,780    $470,303   $1,041,372  $308,706   $95,490   $49,180  $1,687,684  $178,972   $1,785
Liabilities:                      0           0            0         0         0         0           0         0        0
                        -----------    --------   ----------  --------   -------   -------  ----------  --------   ------
Net assets:             $18,697,780    $470,303   $1,041,372  $308,706   $95,490   $49,180  $1,687,684  $178,972   $1,785
                        ===========    ========   ==========  ========   =======   =======  ==========  ========   ======
   Accumulation units   $18,697,780    $470,303   $1,041,372  $308,706   $95,490   $49,180  $1,687,684  $178,972   $1,785
   Contracts in payout
      (annuitization)
      period                      0           0            0         0         0         0           0         0        0
                        -----------    --------   ----------  --------   -------   -------  ----------  --------   ------
      Total net assets: $18,697,780    $470,303   $1,041,372  $308,706   $95,490   $49,180  $1,687,684  $178,972   $1,785
                        ===========    ========   ==========  ========   =======   =======  ==========  ========   ======
Accumulation units
   outstanding:           1,498,350      81,570      128,587    37,750    16,785     8,239     203,119    30,188      245
                        ===========    ========   ==========  ========   =======   =======  ==========  ========   ======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                          Principal      Real                    SAM          SAM        SAM       SAM
                           Capital      Estate      SAM     Conservative Conservative  Flexible Strategic Short-Term  SmallCap
                        Appreciation Securities   Balanced    Balanced      Growth      Income    Growth    Income     Growth
                           Account     Account   Portfolio    Portfolio    Portfolio  Portfolio Portfolio   Account  Account II
                          (Class 2)   (Class 2)  (Class 2)    (Class 2)    (Class 2)  (Class 2) (Class 2)  (Class 2)  (Class 2)
                        ------------ ---------- ----------- ------------ ------------ --------- --------- ---------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value         $423,978     $23,057  $10,236,599   $267,611    $1,509,098   $991,084  $278,293   $142,002   $14,113
   Dividends receivable          0           0            0          0             0          0         0          0         0
                          --------     -------  -----------   --------    ----------   --------  --------   --------   -------
      Total assets        $423,978     $23,057  $10,236,599   $267,611    $1,509,098   $991,084  $278,293   $142,002   $14,113
Liabilities:                     0           0            0          0             0          0         0          0         0
                          --------     -------  -----------   --------    ----------   --------  --------   --------   -------
Net assets:               $423,978     $23,057  $10,236,599   $267,611    $1,509,098   $991,084  $278,293   $142,002   $14,113
                          ========     =======  ===========   ========    ==========   ========  ========   ========   =======
   Accumulation units     $423,978     $23,057  $10,236,599   $267,611    $1,509,098   $991,084  $278,293   $142,002   $14,113
   Contracts in payout
      (annuitization)
      period                     0           0            0          0             0          0         0          0         0
                          --------     -------  -----------   --------    ----------   --------  --------   --------   -------
      Total net assets:   $423,978     $23,057  $10,236,599   $267,611    $1,509,098   $991,084  $278,293   $142,002   $14,113
                          ========     =======  ===========   ========    ==========   ========  ========   ========   =======
Accumulation units
   outstanding:             38,916       1,620    1,099,459     36,525       164,436    113,930    28,872     19,963     2,718
                          ========     =======  ===========   ========    ==========   ========  ========   ========   =======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                   Columbia
                         Columbia  Marsico
                           High    Focused                                                                           MTB
                          Yield    Equities                                                  Growth                Managed
                          Fund,     Fund,      Asset      Global                 Growth-      and       Mid Cap  Allocation
                         Variable  Variable Allocation    Growth      Growth      Income     Income      Value     Fund -
                          Series    Series     Fund        Fund        Fund        Fund     Portfolio  Portfolio  Moderate
                        (Class A) (Class A)  (Class 2)  (Class 2)   (Class 2)   (Class 2)  (Class VC) (Class VC)  Growth II
                        --------- --------- ---------- ----------- ----------- ----------- ---------- ---------- ----------
Assets:
   Investments in
      Trusts, at net
      asset value        $293,312  $573,393 $2,069,569 $10,945,587 $10,694,952 $12,870,904 $9,972,867  $190,371   $135,865
   Dividends receivable         0         0          0           0           0           0          0         0          0
                         --------  -------- ---------- ----------- ----------- ----------- ----------  --------   --------
      Total assets       $293,312  $573,393 $2,069,569 $10,945,587 $10,694,952 $12,870,904 $9,972,867  $190,371   $135,865
Liabilities:                    0         0          0           0           0           0          0         0          0
                         --------  -------- ---------- ----------- ----------- ----------- ----------  --------   --------
Net assets:              $293,312  $573,393 $2,069,569 $10,945,587 $10,694,952 $12,870,904 $9,972,867  $190,371   $135,865
                         ========  ======== ========== =========== =========== =========== ==========  ========   ========
   Accumulation units    $293,312  $573,393 $2,069,569 $10,945,587 $10,694,952 $12,870,904 $9,972,867  $190,371   $135,865
   Contracts in payout
      (annuitization)
      period                    0         0          0           0           0           0          0         0          0
                         --------  -------- ---------- ----------- ----------- ----------- ----------  --------   --------
      Total net assets:  $293,312  $573,393 $2,069,569 $10,945,587 $10,694,952 $12,870,904 $9,972,867  $190,371   $135,865
                         ========  ======== ========== =========== =========== =========== ==========  ========   ========
Accumulation units
   outstanding:            17,574    58,840    137,713     519,722     628,545     854,158    984,662    16,254     15,143
                         ========  ======== ========== =========== =========== =========== ==========  ========   ========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                            Franklin
                                           Templeton
                                          VIP Founding
                        Franklin Income      Funds
                        Securities Fund Allocation Fund
                           (Class 2)       (Class 2)
                        --------------- ---------------
Assets:
   Investments in
      Trusts, at net
      asset value          $1,843,992      $2,360,067
   Dividends receivable             0               0
                           ----------      ----------
      Total assets         $1,843,992      $2,360,067
Liabilities:                        0               0
                           ----------      ----------
Net assets:                $1,843,992      $2,360,067
                           ==========      ==========
   Accumulation units      $1,843,992      $2,360,067
   Contracts in payout
      (annuitization)
      period                        0               0
                           ----------      ----------
      Total net assets:    $1,843,992      $2,360,067
                           ==========      ==========
Accumulation units
   outstanding:               196,116         278,168
                           ==========      ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                      Contracts With Total      Contracts With Total      Contracts With Total
                                                        Expenses of 0.85          Expenses of 1.30        Expenses of 1.52(1)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation     units    accumulation
Variable Accounts                                   outstanding     units     outstanding     units     outstanding     units
-----------------                                  ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                    --      $   --           --       $   --       195,126      $24.68
   Capital Appreciation Portfolio (Class 1)                --          --           --           --       251,946       43.37
   Government and Quality Bond Portfolio (Class 1)         --          --           --           --       445,901       19.28
   Growth Portfolio (Class 1)                              --          --           --           --       202,291       29.78
   Natural Resources Portfolio (Class 1)                   --          --           --           --        93,613       51.58
   Asset Allocation Portfolio (Class 3)                 5,802       13.61           12        10.30        89,268       24.16
   Capital Appreciation Portfolio (Class 3)            99,407       14.20        2,149        10.79       263,265       42.64
   Government and Quality Bond Portfolio (Class 3)     73,208       15.34        6,134        11.13       984,710       18.91
   Growth Portfolio (Class 3)                           6,123       11.08           14         9.39       191,125       29.26
   Natural Resources Portfolio (Class 3)               10,077       10.75        2,838        11.09        78,809       50.62
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                   --      $   --           --       $   --       179,178      $11.14
   Alliance Growth Portfolio (Class 1)                     --          --           --           --       384,009       30.34
   Balanced Portfolio (Class 1)                            --          --           --           --       264,181       15.18
   Blue Chip Growth Portfolio (Class 1)                    --          --           --           --       154,942        5.78
   Capital Growth Portfolio (Class 1)                      --          --           --           --        79,753        6.98
   Cash Management Portfolio (Class 1)                     --          --           --           --       457,045       13.54
   Corporate Bond Portfolio (Class 1)                      --          --           --           --       245,067       21.85
   Davis Venture Value Portfolio (Class 1)                 --          --           --           --       616,932       32.53
   "Dogs" of Wall Street Portfolio (Class 1)               --          --           --           --       107,196       10.80
   Emerging Markets Portfolio (Class 1)                    --          --           --           --       202,309       19.91
   Equity Opportunities Portfolio (Class 1)                --          --           --           --       198,476       16.22
   Fundamental Growth Portfolio (Class 1)                  --          --           --           --       200,267       15.69
   Global Bond Portfolio (Class 1)                         --          --           --           --       125,515       21.77
   Global Equities Portfolio (Class 1)                     --          --           --           --       126,957       18.83
   Growth Opportunities Portfolio (Class 1)                --          --           --           --        96,120        4.99
   Growth-Income Portfolio (Class 1)                       --          --           --           --       324,465       24.60
   High-Yield Bond Portfolio (Class 1)                     --          --           --           --       268,143       19.67
   International Diversified Equities Portfolio
      (Class 1)                                            --          --           --           --       274,122       12.55
   International Growth and Income Portfolio
      (Class 1)                                            --          --           --           --       260,669       13.39
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                            --          --           --           --       174,253       21.25
   MFS Total Return Portfolio (Class 1)                    --          --           --           --       325,970       25.85
   Mid-Cap Growth Portfolio (Class 1)                      --          --           --           --       267,269        9.81
   Real Estate Portfolio (Class 1)                         --          --           --           --       104,904       18.82
   Technology Portfolio (Class 1)                          --          --           --           --       138,511        2.06
   Telecom Utility Portfolio (Class 1)                     --          --           --           --        79,279       14.50
   Total Return Bond Portfolio (Class 1)                   --          --           --           --       100,191       25.31
   Aggressive Growth Portfolio (Class 3)                1,060        6.95           19         7.06        47,064       10.89
   Alliance Growth Portfolio (Class 3)                 13,429        7.58           14         9.76       197,292       29.64
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                            --          --        6,788         9.25        49,236        9.25
   American Funds Global Growth SAST Portfolio
      (Class 3)                                            --          --       18,857        10.33       292,138       10.24
   American Funds Growth SAST Portfolio (Class 3)          --          --        3,572         8.81       354,211        8.84
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                            --          --       15,361         8.70       466,282        8.54
   Balanced Portfolio (Class 3)                            --          --           13         9.80        61,707       14.88
   Blue Chip Growth Portfolio (Class 3)                 5,550        5.63        1,720         9.63       171,956        5.68
   Capital Growth Portfolio (Class 3)                   5,999        7.21           15         9.13       199,583        6.83
   Cash Management Portfolio (Class 3)                  5,608       11.78          235        10.15       601,700       13.29
   Corporate Bond Portfolio (Class 3)                  83,628       18.17        4,693        12.41       576,295       21.35
   Davis Venture Value Portfolio (Class 3)             60,436       13.17       10,626         9.02       453,893       31.88
   "Dogs" of Wall Street Portfolio (Class 3)            1,517       12.94           14         9.11        57,554       10.59
   Emerging Markets Portfolio (Class 3)                 6,690       25.14          130        12.20       204,118       19.50
   Equity Opportunities Portfolio (Class 3)             5,186       10.54           15         8.48        72,043       15.90
   Foreign Value Portfolio (Class 3)                   68,364        9.54        7,466         9.41       677,219       16.64
   Fundamental Growth Portfolio (Class 3)               8,471        6.19           14         9.11       136,816       15.38
   Global Bond Portfolio (Class 3)                     38,765       16.39        2,011        12.13       164,696       21.35
   Global Equities Portfolio (Class 3)                     --          --           16         8.65        49,946       18.43
   Growth Opportunities Portfolio (Class 3)            34,557        5.05        2,508         9.52       392,057        4.90
   Growth-Income Portfolio (Class 3)                    1,815        8.14           15         8.22        18,400       24.10
   High-Yield Bond Portfolio (Class 3)                 30,676       14.20          690         9.72       113,955       19.29
   International Diversified Equities Portfolio
      (Class 3)                                         9,743        8.56           15         9.41       654,448       12.32
   International Growth and Income Portfolio
      (Class 3)                                        54,134       10.86           18         7.84       498,594       13.10
   Marsico Focused Growth Portfolio (Class 3)           3,632        8.83        1,854         9.32       135,233       10.05
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                        24,254       10.06        4,160         9.72       149,312       20.87
   MFS Total Return Portfolio (Class 3)                74,903       14.88           12         9.76       239,816       25.36
   Mid-Cap Growth Portfolio (Class 3)                   9,020        8.10           13         9.82       259,551        9.62
   Real Estate Portfolio (Class 3)                     10,690       23.08        4,766         6.60       232,824       18.46
   Small & Mid Cap Value Portfolio (Class 3)           48,402        9.49        4,941         9.86       500,263       16.42
   Small Company Value Portfolio (Class 3)             48,420        8.03        2,407         8.53       309,163        7.84
   Technology Portfolio (Class 3)                       3,094        2.03           15         9.13       425,160        2.02
   Telecom Utility Portfolio (Class 3)                     --          --           13        10.65        27,343       14.24
   Total Return Bond Portfolio (Class 3)               40,663       17.66       25,751        12.24       227,056       24.85
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                            10,207        9.61           14        10.05        35,635        9.27
   Comstock Portfolio                                 104,970      $11.48        4,838       $ 8.36       360,671      $10.95
   Growth and Income Portfolio                        109,346       13.44        5,552         8.98       858,519       12.64
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
   (Class 2):
   Diversified International Account                       --      $   --           --       $   --            --      $   --
   Equity Income Account                                   --          --           --           --            --          --
   Income Account                                          --          --           --           --            --          --
   LargeCap Blend Account II                               --          --           --           --            --          --
   LargeCap Growth Account                                 --          --           --           --            --          --
   MidCap Blend Account                                    --          --           --           --            --          --
   Money Market Account                                    --          --           --           --            --          --
   Mortgage Securities Account                             --          --           --           --            --          --
   Principal Capital Appreciation Account                  --          --           --           --            --          --
   Real Estate Securities Account                          --          --           --           --            --          --
   SAM Balanced Portfolio                                  --          --           --           --         8,370        9.41
   SAM Conservative Balanced Portfolio                     --          --           --           --            --          --
   SAM Conservative Growth Portfolio                       --          --           --           --            --          --
   SAM Flexible Income Portfolio                           --          --           --           --            --          --
   SAM Strategic Growth Portfolio                          --          --           --           --            --          --
   Short-Term Income Account                               --          --           --           --            --          --
   SmallCap Growth Account II                              --          --           --           --            --          --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable Series               --      $   --           --       $   --         5,518      $16.76
   Columbia Marsico Focused Equities Fund,
      Variable Series                                      --          --           --           --        26,840        9.81
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                              137,713      $15.03           --       $   --            --      $   --
   Global Growth Fund                                  96,964       21.95           --           --       346,857       20.91
   Growth Fund                                         97,197       17.77           --           --       419,510       16.93
   Growth-Income Fund                                 176,396       15.68           --           --       568,834       14.94
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                         52,818      $10.82        2,201       $ 7.91       550,906      $10.28
   Mid Cap Value Portfolio                             16,254       11.71           --           --            --          --
MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate
      Growth II                                            --      $   --           --       $   --        15,143      $ 8.97
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                     17,071      $ 9.51        3,328       $ 9.45       117,240      $ 9.40
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                  32,719        8.60           16         8.52       102,658        8.49

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                      Contracts With Total      Contracts With Total      Contracts With Total
                                                      Expenses of 1.52(2)       Expenses of 1.55(3)       Expenses of 1.55(4)
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation     units    accumulation
Variable Accounts                                   outstanding     units     outstanding     units     outstanding     units
-----------------                                  ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                    --      $   --            --      $   --           --       $   --
   Capital Appreciation Portfolio (Class 1)                --          --            --          --           --           --
   Government and Quality Bond Portfolio (Class 1)         --          --            --          --           --           --
   Growth Portfolio (Class 1)                              --          --            --          --           --           --
   Natural Resources Portfolio (Class 1)                   --          --            --          --           --           --
   Asset Allocation Portfolio (Class 3)                 2,843       24.16            --          --        1,650        10.26
   Capital Appreciation Portfolio (Class 3)            23,527       42.64         6,496       43.43        1,281        10.75
   Government and Quality Bond Portfolio (Class 3)    150,762       18.91            --          --        3,771        11.12
   Growth Portfolio (Class 3)                          18,062       29.26            --          --           --           --
   Natural Resources Portfolio (Class 3)               11,624       50.62            --          --           --           --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                   --      $   --            --      $   --           --       $   --
   Alliance Growth Portfolio (Class 1)                     --          --            --          --           --           --
   Balanced Portfolio (Class 1)                            --          --            --          --           --           --
   Blue Chip Growth Portfolio (Class 1)                    --          --            --          --           --           --
   Capital Growth Portfolio (Class 1)                      --          --            --          --           --           --
   Cash Management Portfolio (Class 1)                     --          --            --          --           --           --
   Corporate Bond Portfolio (Class 1)                      --          --            --          --           --           --
   Davis Venture Value Portfolio (Class 1)                 --          --            --          --           --           --
   "Dogs" of Wall Street Portfolio (Class 1)               --          --            --          --           --           --
   Emerging Markets Portfolio (Class 1)                    --          --            --          --           --           --
   Equity Opportunities Portfolio (Class 1)                --          --            --          --           --           --
   Fundamental Growth Portfolio (Class 1)                  --          --            --          --           --           --
   Global Bond Portfolio (Class 1)                         --          --            --          --           --           --
   Global Equities Portfolio (Class 1)                     --          --            --          --           --           --
   Growth Opportunities Portfolio (Class 1)                --          --            --          --           --           --
   Growth-Income Portfolio (Class 1)                       --          --            --          --           --           --
   High-Yield Bond Portfolio (Class 1)                     --          --            --          --           --           --
   International Diversified Equities Portfolio
      (Class 1)                                            --          --            --          --           --           --
   International Growth and Income Portfolio
      (Class 1)                                            --          --            --          --           --           --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                            --          --            --          --           --           --
   MFS Total Return Portfolio (Class 1)                    --          --            --          --           --           --
   Mid-Cap Growth Portfolio (Class 1)                      --          --            --          --           --           --
   Real Estate Portfolio (Class 1)                         --          --            --          --           --           --
   Technology Portfolio (Class 1)                          --          --            --          --           --           --
   Telecom Utility Portfolio (Class 1)                     --          --            --          --           --           --
   Total Return Bond Portfolio (Class 1)                   --          --            --          --           --           --
   Aggressive Growth Portfolio (Class 3)               21,458       10.89            --          --           --           --
   Alliance Growth Portfolio (Class 3)                 16,708       29.64         2,582       29.66           --           --
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                        82,910        9.25            --          --        1,837         9.22
   American Funds Global Growth SAST Portfolio
      (Class 3)                                       127,091       10.24            --          --        4,411        10.31
   American Funds Growth SAST Portfolio (Class 3)     142,843        8.84            --          --        4,470         8.79
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                       184,330        8.54            --          --          569         8.68
   Balanced Portfolio (Class 3)                           544       14.88            --          --        1,733         9.77
   Blue Chip Growth Portfolio (Class 3)                39,064        5.68            --          --        1,028         9.61
   Capital Growth Portfolio (Class 3)                  74,018        6.83            --          --           --           --
   Cash Management Portfolio (Class 3)                 67,162       13.29            --          --           --           --
   Corporate Bond Portfolio (Class 3)                 107,463       21.35            --          --        2,878        12.38
   Davis Venture Value Portfolio (Class 3)             53,739       31.88            --          --        4,947         9.00
   "Dogs" of Wall Street Portfolio (Class 3)           17,065       10.59            --          --           --           --
   Emerging Markets Portfolio (Class 3)                54,967       19.50            --          --            1        12.18
   Equity Opportunities Portfolio (Class 3)             3,220       15.90            --          --           --           --
   Foreign Value Portfolio (Class 3)                   85,238       16.64            --          --        5,714         9.39
   Fundamental Growth Portfolio (Class 3)              56,812       15.38            --          --           --           --
   Global Bond Portfolio (Class 3)                     24,951       21.35            --          --        1,310        12.11
   Global Equities Portfolio (Class 3)                 19,880       18.43         2,073       18.58           --           --
   Growth Opportunities Portfolio (Class 3)           122,330        4.90            --          --        1,450         9.50
   Growth-Income Portfolio (Class 3)                    6,199       24.10            --          --           --           --
   High-Yield Bond Portfolio (Class 3)                 13,287       19.29            --          --          432         9.69
   International Diversified Equities Portfolio
      (Class 3)                                       101,097       12.32            --          --           --           --
   International Growth and Income Portfolio
      (Class 3)                                       155,470       13.10            --          --           --           --
   Marsico Focused Growth Portfolio (Class 3)          38,439       10.05            --          --        1,063         9.30
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                        33,260       20.87            --          --        2,440         9.70
   MFS Total Return Portfolio (Class 3)                16,672       25.36            --          --        1,739         9.74
   Mid-Cap Growth Portfolio (Class 3)                  39,568        9.62         9,491        9.63           --           --
   Real Estate Portfolio (Class 3)                     65,086       18.46            --          --        2,842         6.59
   Small & Mid Cap Value Portfolio (Class 3)          136,162       16.42            --          --        2,907         9.84
   Small Company Value Portfolio (Class 3)            106,296        7.84            --          --        1,374         8.51
   Technology Portfolio (Class 3)                     113,294        2.02         3,224        2.02           --           --
   Telecom Utility Portfolio (Class 3)                  9,780       14.24            --          --           --           --
   Total Return Bond Portfolio (Class 3)               77,984       24.85            --          --        6,326        12.21
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                             2,660        9.16            --          --           --           --
   Comstock Portfolio                                  77,858      $10.88         4,740      $10.90        2,838       $ 8.34
   Growth and Income Portfolio                        166,280       12.69            --          --        3,311         8.96
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
   (Class 2):
   Diversified International Account                       --      $   --        64,960      $ 5.78           --       $   --
   Equity Income Account                                   --          --        83,342        8.13           --           --
   Income Account                                          --          --        19,773        8.22           --           --
   LargeCap Blend Account II                               --          --        13,640        5.70           --           --
   LargeCap Growth Account                                 --          --         4,066        6.00           --           --
   MidCap Blend Account                                    --          --        60,021        8.36           --           --
   Money Market Account                                    --          --        11,125        5.98           --           --
   Mortgage Securities Account                             --          --            29        7.37           --           --
   Principal Capital Appreciation Account                  --          --        21,961       10.95           --           --
   Real Estate Securities Account                          --          --           834       14.37           --           --
   SAM Balanced Portfolio                              36,654        9.41       417,358        9.39           --           --
   SAM Conservative Balanced Portfolio                     --          --        18,552        7.14           --           --
   SAM Conservative Growth Portfolio                       --          --        78,988        9.23           --           --
   SAM Flexible Income Portfolio                           --          --        88,563        8.44           --           --
   SAM Strategic Growth Portfolio                          --          --        24,295        9.66           --           --
   Short-Term Income Account                               --          --        19,948        7.11           --           --
   SmallCap Growth Account II                              --          --         2,693        5.19           --           --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable Series            5,469      $16.82            --      $   --           --       $   --
   Columbia Marsico Focused Equities Fund,
      Variable Series                                   8,635        9.77            --          --           --           --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                   --      $   --            --      $   --           --       $   --
   Global Growth Fund                                      --          --            --          --           --           --
   Growth Fund                                             --          --            --          --           --           --
   Growth-Income Fund                                      --          --            --          --           --           --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                        140,844      $10.28            --      $   --        1,252       $ 7.90
   Mid Cap Value Portfolio                                 --          --            --          --           --           --
MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate
      Growth II                                            --      $   --            --      $   --           --       $   --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                     16,691      $ 9.40            --      $   --        1,796       $ 9.43
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                  46,670        8.49            --          --           --           --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution and Polaris Platinum III.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                      Contracts With Total      Contracts With Total      Contracts With Total
                                                        Expenses of 1.65          Expenses of 1.70          Expenses of 1.72
                                                   ------------------------- ------------------------- -------------------------
                                                                 Unit value                Unit value                Unit value
                                                   Accumulation      of      Accumulation      of      Accumulation      of
                                                       units    accumulation    units     accumulation     units    accumulation
Variable Accounts                                   outstanding     units     outstanding     units     outstanding     units
-----------------                                  ------------ ------------ ------------ ------------ ------------ ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                   --       $   --            --      $   --            --      $   --
   Capital Appreciation Portfolio (Class 1)               --           --            --          --            --          --
   Government and Quality Bond Portfolio (Class 1)        --           --            --          --            --          --
   Growth Portfolio (Class 1)                             --           --            --          --            --          --
   Natural Resources Portfolio (Class 1)                  --           --            --          --            --          --
   Asset Allocation Portfolio (Class 3)                   --           --            --          --         6,814       23.84
   Capital Appreciation Portfolio (Class 3)            1,036        10.68           658       42.34        28,927       42.04
   Government and Quality Bond Portfolio (Class 3)    11,113        11.06            --          --       125,669       18.64
   Growth Portfolio (Class 3)                          2,880         9.31            --          --        18,397       28.83
   Natural Resources Portfolio (Class 3)                 819        10.96            --          --        27,070       49.82
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                  --       $   --            --      $   --            --      $   --
   Alliance Growth Portfolio (Class 1)                    --           --            --          --            --          --
   Balanced Portfolio (Class 1)                           --           --            --          --            --          --
   Blue Chip Growth Portfolio (Class 1)                   --           --            --          --            --          --
   Capital Growth Portfolio (Class 1)                     --           --            --          --            --          --
   Cash Management Portfolio (Class 1)                    --           --            --          --            --          --
   Corporate Bond Portfolio (Class 1)                     --           --            --          --            --          --
   Davis Venture Value Portfolio (Class 1)                --           --            --          --            --          --
   "Dogs" of Wall Street Portfolio (Class 1)              --           --            --          --            --          --
   Emerging Markets Portfolio (Class 1)                   --           --            --          --            --          --
   Equity Opportunities Portfolio (Class 1)               --           --            --          --            --          --
   Fundamental Growth Portfolio (Class 1)                 --           --            --          --            --          --
   Global Bond Portfolio (Class 1)                        --           --            --          --            --          --
   Global Equities Portfolio (Class 1)                    --           --            --          --            --          --
   Growth Opportunities Portfolio (Class 1)               --           --            --          --            --          --
   Growth-Income Portfolio (Class 1)                      --           --            --          --            --          --
   High-Yield Bond Portfolio (Class 1)                    --           --            --          --            --          --
   International Diversified Equities Portfolio
      (Class 1)                                           --           --            --          --            --          --
   International Growth and Income Portfolio
      (Class 1)                                           --           --            --          --            --          --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                           --           --            --          --            --          --
   MFS Total Return Portfolio (Class 1)                   --           --            --          --            --          --
   Mid-Cap Growth Portfolio (Class 1)                     --           --            --          --            --          --
   Real Estate Portfolio (Class 1)                        --           --            --          --            --          --
   Technology Portfolio (Class 1)                         --           --            --          --            --          --
   Telecom Utility Portfolio (Class 1)                    --           --            --          --            --          --
   Total Return Bond Portfolio (Class 1)                  --           --            --          --            --          --
   Aggressive Growth Portfolio (Class 3)                  --           --            --          --        23,402       10.71
   Alliance Growth Portfolio (Class 3)                    --           --         1,789       29.10        41,477       29.20
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                          977         9.19            --          --            --          --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                        3,741        10.27            --          --            --          --
   American Funds Growth SAST Portfolio (Class 3)      2,864         8.76            --          --            --          --
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                        6,086         8.66            --          --            --          --
   Balanced Portfolio (Class 3)                           --           --            --          --         1,279       14.64
   Blue Chip Growth Portfolio (Class 3)                  581         9.58            --          --        24,050        5.59
   Capital Growth Portfolio (Class 3)                  5,051         9.03            --          --        20,476        6.73
   Cash Management Portfolio (Class 3)                    --           --            --          --       225,759       13.09
   Corporate Bond Portfolio (Class 3)                  7,658        12.31            --          --        87,127       21.11
   Davis Venture Value Portfolio (Class 3)             3,167         8.96            --          --        84,750       31.42
   "Dogs" of Wall Street Portfolio (Class 3)              --           --            --          --         9,374       10.44
   Emerging Markets Portfolio (Class 3)                3,099        12.10            --          --        74,040       19.19
   Equity Opportunities Portfolio (Class 3)              805         8.42            --          --         5,070       15.65
   Foreign Value Portfolio (Class 3)                   3,320         9.36            --          --        97,488       16.39
   Fundamental Growth Portfolio (Class 3)              7,168         9.01            --          --         8,022       15.12
   Global Bond Portfolio (Class 3)                       975        12.07            --          --        12,208       20.98
   Global Equities Portfolio (Class 3)                    --           --         1,086       18.29        11,180       18.17
   Growth Opportunities Portfolio (Class 3)            1,344         9.47            --          --        67,907        4.82
   Growth-Income Portfolio (Class 3)                   1,035         8.21            --          --           769       23.73
   High-Yield Bond Portfolio (Class 3)                   869         9.63            --          --        10,019       18.99
   International Diversified Equities Portfolio
      (Class 3)                                        6,398         9.32            --          --        87,563       12.14
   International Growth and Income Portfolio
      (Class 3)                                       12,602         7.77            --          --        62,185       12.93
   Marsico Focused Growth Portfolio (Class 3)            602         9.24            --          --            --          --
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                        2,244         9.63            --          --         6,827       20.57
   MFS Total Return Portfolio (Class 3)                   --           --            --          --        35,687       24.97
   Mid-Cap Growth Portfolio (Class 3)                  1,575         9.77           300        9.51        94,474        9.48
   Real Estate Portfolio (Class 3)                     6,924         6.55            --          --        53,546       18.18
   Small & Mid Cap Value Portfolio (Class 3)           8,589         9.81            --          --       132,863       16.17
   Small Company Value Portfolio (Class 3)             5,015         8.49            --          --        39,204        7.78
   Technology Portfolio (Class 3)                         --           --            55        1.91        70,329        1.99
   Telecom Utility Portfolio (Class 3)                    --           --            --          --            --          --
   Total Return Bond Portfolio (Class 3)               5,416        12.20            --          --            --          --
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                               --           --            --          --        17,249        9.14
   Comstock Portfolio                                  3,679       $ 8.31            12      $10.74        31,761      $10.82
   Growth and Income Portfolio                        11,669         8.91            --          --        96,154       12.46
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
   (Class 2):
   Diversified International Account                      --       $   --        16,610      $ 5.70            --      $   --
   Equity Income Account                                  --           --        45,245        8.03            --          --
   Income Account                                         --           --        17,977        8.13            --          --
   LargeCap Blend Account II                              --           --         3,145        5.64            --          --
   LargeCap Growth Account                                --           --         4,173        5.93            --          --
   MidCap Blend Account                                   --           --       143,098        8.29            --          --
   Money Market Account                                   --           --        19,063        5.90            --          --
   Mortgage Securities Account                            --           --           215        7.29            --          --
   Principal Capital Appreciation Account                 --           --        16,955       10.82            --          --
   Real Estate Securities Account                         --           --           786       14.08            --          --
   SAM Balanced Portfolio                                 --           --       278,143        9.29            --          --
   SAM Conservative Balanced Portfolio                    --           --        15,074        7.06            --          --
   SAM Conservative Growth Portfolio                      --           --        85,449        9.13            --          --
   SAM Flexible Income Portfolio                          --           --         9,520        8.34            --          --
   SAM Strategic Growth Portfolio                         --           --         4,577        9.54            --          --
   Short-Term Income Account                              --           --            15        7.04            --          --
   SmallCap Growth Account II                             --           --            25        5.13            --          --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable Series              --       $   --            --      $   --         6,435      $16.52
   Columbia Marsico Focused Equities Fund,
      Variable Series                                     --           --            --          --        21,530        9.67
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                  --       $   --            --      $   --            --      $   --
   Global Growth Fund                                     --           --            --          --        75,901       20.61
   Growth Fund                                            --           --            --          --       111,837       16.68
   Growth-Income Fund                                     --           --            --          --       108,927       14.72
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                         9,555       $ 7.84            --      $   --        47,678      $10.09
   Mid Cap Value Portfolio                                --           --            --          --            --          --
MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate
      Growth II                                           --       $   --            --      $   --            --      $   --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                     8,917       $ 9.39            --      $   --            --      $   --
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                     --           --            --          --            --          --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution and Polaris Platinum III.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009
                                   (continued)

                                                        Contracts With Total           Contracts With Total
                                                          Expenses of 1.77               Expenses of 1.90
                                                     ---------------------------   ---------------------------
                                                                     Unit value                    Unit value
                                                     Accumulation        of        Accumulation        of
                                                         units      accumulation       units      accumulation
Variable Accounts                                     outstanding       units       outstanding       units
-----------------                                    ------------   ------------   ------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      --        $   --             --         $   --
   Capital Appreciation Portfolio (Class 1)                  --            --             --             --
   Government and Quality Bond Portfolio (Class 1)           --            --             --             --
   Growth Portfolio (Class 1)                                --            --             --             --
   Natural Resources Portfolio (Class 1)                     --            --             --             --
   Asset Allocation Portfolio (Class 3)                     655         23.95             --             --
   Capital Appreciation Portfolio (Class 3)              20,756         41.86          9,616          10.59
   Government and Quality Bond Portfolio (Class 3)      159,796         18.56         51,954          11.00
   Growth Portfolio (Class 3)                            20,156         28.70         14,935           9.26
   Natural Resources Portfolio (Class 3)                 46,660         49.71         10,296          10.89
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                     --        $   --             --         $   --
   Alliance Growth Portfolio (Class 1)                       --            --             --             --
   Balanced Portfolio (Class 1)                              --            --             --             --
   Blue Chip Growth Portfolio (Class 1)                      --            --             --             --
   Capital Growth Portfolio (Class 1)                        --            --             --             --
   Cash Management Portfolio (Class 1)                       --            --             --             --
   Corporate Bond Portfolio (Class 1)                        --            --             --             --
   Davis Venture Value Portfolio (Class 1)                   --            --             --             --
   "Dogs" of Wall Street Portfolio (Class 1)                 --            --             --             --
   Emerging Markets Portfolio (Class 1)                      --            --             --             --
   Equity Opportunities Portfolio (Class 1)                  --            --             --             --
   Fundamental Growth Portfolio (Class 1)                    --            --             --             --
   Global Bond Portfolio (Class 1)                           --            --             --             --
   Global Equities Portfolio (Class 1)                       --            --             --             --
   Growth Opportunities Portfolio (Class 1)                  --            --             --             --
   Growth-Income Portfolio (Class 1)                         --            --             --             --
   High-Yield Bond Portfolio (Class 1)                       --            --             --             --
   International Diversified Equities Portfolio
      (Class 1)                                              --            --             --             --
   International Growth and Income Portfolio
      (Class 1)                                              --            --             --             --
   MFS Massachusetts Investors Trust Portfolio
      (Class 1)                                              --            --             --             --
   MFS Total Return Portfolio (Class 1)                      --            --             --             --
   Mid-Cap Growth Portfolio (Class 1)                        --            --             --             --
   Real Estate Portfolio (Class 1)                           --            --             --             --
   Technology Portfolio (Class 1)                            --            --             --             --
   Telecom Utility Portfolio (Class 1)                       --            --             --             --
   Total Return Bond Portfolio (Class 1)                     --            --             --             --
   Aggressive Growth Portfolio (Class 3)                  2,747         10.69             --             --
   Alliance Growth Portfolio (Class 3)                   10,160         29.08          1,636           9.57
   American Funds Asset Allocation SAST Portfolio
      (Class 3)                                          59,932          9.18             --             --
   American Funds Global Growth SAST Portfolio
      (Class 3)                                         162,283         10.16         28,590          10.20
   American Funds Growth SAST Portfolio (Class 3)       170,529          8.77         64,130           8.71
   American Funds Growth-Income SAST Portfolio
      (Class 3)                                         177,348          8.47         43,010           8.60
   Balanced Portfolio (Class 3)                             433         14.60          1,625           9.64
   Blue Chip Growth Portfolio (Class 3)                  18,711          5.57            590           9.49
   Capital Growth Portfolio (Class 3)                    69,967          6.76         15,940           8.98
   Cash Management Portfolio (Class 3)                   68,911         13.02         13,625          10.01
   Corporate Bond Portfolio (Class 3)                   124,922         20.98         39,017          12.24
   Davis Venture Value Portfolio (Class 3)               43,077         31.28         25,036           8.91
   "Dogs" of Wall Street Portfolio (Class 3)              7,159         10.41          5,843           8.97
   Emerging Markets Portfolio (Class 3)                  65,885         19.15         19,625          12.02
   Equity Opportunities Portfolio (Class 3)               2,332         15.60          1,080           8.37
   Foreign Value Portfolio (Class 3)                     93,540         16.32         32,440           9.31
   Fundamental Growth Portfolio (Class 3)                55,240         15.08         27,974           8.97
   Global Bond Portfolio (Class 3)                       29,960         20.87          1,438          12.00
   Global Equities Portfolio (Class 3)                    8,773         18.02          7,812           8.52
   Growth Opportunities Portfolio (Class 3)             129,440          4.81         15,055           9.40
   Growth-Income Portfolio (Class 3)                        265         23.64          1,382           8.15
   High-Yield Bond Portfolio (Class 3)                   13,126         18.92          1,092           9.54
   International Diversified Equities Portfolio
      (Class 3)                                          77,691         12.09         24,420           9.27
   International Growth and Income Portfolio
      (Class 3)                                         155,067         12.89         66,388           7.72
   Marsico Focused Growth Portfolio (Class 3)            24,926          9.86          3,868           9.17
   MFS Massachusetts Investors Trust Portfolio
      (Class 3)                                          43,172         20.48         21,815           9.55
   MFS Total Return Portfolio (Class 3)                   6,878         24.87         11,797           9.63
   Mid-Cap Growth Portfolio (Class 3)                    22,034          9.43          7,326           9.72
   Real Estate Portfolio (Class 3)                       74,542         18.12         38,213           6.51
   Small & Mid Cap Value Portfolio (Class 3)            149,482         16.10         51,400           9.75
   Small Company Value Portfolio (Class 3)              117,841          7.76         23,584           8.44
   Technology Portfolio (Class 3)                        57,663          1.98            232           8.98
   Telecom Utility Portfolio (Class 3)                    2,017         14.11          1,496          10.47
   Total Return Bond Portfolio (Class 3)                 93,166         24.56         51,808          12.12
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                               2,155          8.99             --             --
   Comstock Portfolio                                    84,742        $10.68         24,694         $ 8.26
   Growth and Income Portfolio                          190,960         12.46         56,560           8.86
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
   (Class 2):
   Diversified International Account                         --        $   --             --         $   --
   Equity Income Account                                     --            --             --             --
   Income Account                                            --            --             --             --
   LargeCap Blend Account II                                 --            --             --             --
   LargeCap Growth Account                                   --            --             --             --
   MidCap Blend Account                                      --            --             --             --
   Money Market Account                                      --            --             --             --
   Mortgage Securities Account                               --            --             --             --
   Principal Capital Appreciation Account                    --            --             --             --
   Real Estate Securities Account                            --            --             --             --
   SAM Balanced Portfolio                               358,934          9.21             --             --
   SAM Conservative Balanced Portfolio                    2,900          9.89             --             --
   SAM Conservative Growth Portfolio                         --            --             --             --
   SAM Flexible Income Portfolio                         15,847         10.35             --             --
   SAM Strategic Growth Portfolio                            --            --             --             --
   Short-Term Income Account                                 --            --             --             --
   SmallCap Growth Account II                                --            --             --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable Series                151        $16.47             --         $   --
   Columbia Marsico Focused Equities Fund,
      Variable Series                                     1,835          9.56             --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                     --        $   --             --         $   --
   Global Growth Fund                                        --            --             --             --
   Growth Fund                                               --            --             --             --
   Growth-Income Fund                                        --            --             --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                          135,830        $10.07         43,578         $ 7.80
   Mid Cap Value Portfolio                                   --            --             --             --
MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate
      Growth II                                              --        $   --             --         $   --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST (Class 2):
   Franklin Income Securities Fund                       19,609        $ 9.36         11,466         $ 9.31
   Franklin Templeton VIP Founding Funds
      Allocation Fund                                    54,399          8.45         41,706           8.42

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution and Polaris Platinum III.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2009

                                                                              Net Asset
                                                                                Value
                                                                                 Per       Net Asset                    Level
Variable Accounts                                                   Shares      Share        Value           Cost     (Note A)
-----------------                                                 ---------   ---------   -----------   -----------   --------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                             401,179     $12.00    $ 4,814,637   $ 5,557,971       1
   Capital Appreciation Portfolio (Class 1)                         364,663      29.96     10,927,035    12,627,186       1
   Government and Quality Bond Portfolio (Class 1)                  575,253      14.95      8,599,798     8,638,179       1
   Growth Portfolio (Class 1)                                       328,788      18.33      6,025,306     8,136,167       1
   Natural Resources Portfolio (Class 1)                            120,833      39.96      4,829,005     4,863,488       1
   Asset Allocation Portfolio (Class 3)                             209,060      11.96      2,499,747     2,834,771       1
   Capital Appreciation Portfolio (Class 3)                         549,978      29.43     16,185,271    18,811,456       1
   Government and Quality Bond Portfolio (Class 3)                1,925,625      14.91     28,711,309    28,809,274       1
   Growth Portfolio (Class 3)                                       408,149      18.28      7,462,189     9,615,766       1
   Natural Resources Portfolio (Class 3)                            214,092      39.73      8,506,937     9,687,180       1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                            244,301     $ 8.17    $ 1,995,706   $ 3,042,046       1
   Alliance Growth Portfolio (Class 1)                              555,703      20.97     11,652,077    14,035,915       1
   Balanced Portfolio (Class 1)                                     305,891      13.11      4,009,735     4,451,840       1
   Blue Chip Growth Portfolio (Class 1)                             137,156       6.54        896,360       911,419       1
   Capital Growth Portfolio (Class 1)                                70,687       7.88        556,944       575,055       1
   Cash Management Portfolio (Class 1)                              578,517      10.70      6,187,757     6,392,542       1
   Corporate Bond Portfolio (Class 1)                               414,742      12.91      5,354,550     4,758,325       1
   Davis Venture Value Portfolio (Class 1)                          962,935      20.84     20,066,885    20,923,417       1
   "Dogs" of Wall Street Portfolio (Class 1)                        170,037       6.81      1,157,504     1,400,735       1
   Emerging Markets Portfolio (Class 1)                             500,950       8.04      4,027,781     4,552,128       1
   Equity Opportunities Portfolio (Class 1)                         322,565       9.98      3,219,225     4,102,402       1
   Fundamental Growth Portfolio (Class 1)                           223,178      14.08      3,142,876     4,459,785       1
   Global Bond Portfolio (Class 1)                                  223,701      12.21      2,731,498     2,720,884       1
   Global Equities Portfolio (Class 1)                              190,799      12.53      2,390,781     2,853,718       1
   Growth Opportunities Portfolio (Class 1)                          83,781       5.73        479,989       502,736       1
   Growth-Income Portfolio (Class 1)                                447,067      17.86      7,982,777     9,901,767       1
   High-Yield Bond Portfolio (Class 1)                              970,621       5.43      5,273,300     5,231,243       1
   International Diversified Equities Portfolio (Class 1)           394,647       8.72      3,439,741     3,919,395       1
   International Growth and Income Portfolio (Class 1)              392,565       8.89      3,488,884     4,748,906       1
   MFS Massachusetts Investors Trust Portfolio (Class 1)            291,378      12.71      3,702,865     3,544,655       1
   MFS Total Return Portfolio (Class 1)                             616,136      13.68      8,429,102     9,371,806       1
   Mid-Cap Growth Portfolio (Class 1)                               290,454       9.03      2,623,238     3,021,818       1
   Real Estate Portfolio (Class 1)                                  197,601       9.99      1,974,109     2,995,307       1
   Technology Portfolio (Class 1)                                   120,046       2.38        285,225       324,301       1
   Telecom Utility Portfolio (Class 1)                              118,848       9.67      1,149,385     1,286,737       1
   Total Return Bond Portfolio (Class 1)                            301,536       8.41      2,535,349     2,338,161       1
   Aggressive Growth Portfolio (Class 3)                            127,743       8.09      1,033,878     1,436,947       1
   Alliance Growth Portfolio (Class 3)                              388,552      20.84      8,095,527     7,907,638       1
   American Funds Asset Allocation SAST Portfolio (Class 3)         204,708       9.10      1,861,924     1,950,071       1
   American Funds Global Growth SAST Portfolio (Class 3)            653,854       9.96      6,514,268     6,468,838       1
   American Funds Growth SAST Portfolio (Class 3)                   791,207       8.27      6,542,389     7,226,285       1
   American Funds Growth-Income SAST Portfolio (Class 3)            901,476       8.45      7,615,960     8,295,340       1
   Balanced Portfolio (Class 3)                                      75,190      13.08        983,825       995,486       1
   Blue Chip Growth Portfolio (Class 3)                             230,945       6.52      1,506,109     1,576,198       1
   Capital Growth Portfolio (Class 3)                               349,023       7.77      2,712,195     3,007,705       1
   Cash Management Portfolio (Class 3)                            1,214,207      10.66     12,943,778    13,371,539       1
   Corporate Bond Portfolio (Class 3)                             1,651,682      12.86     21,246,873    19,393,292       1
   Davis Venture Value Portfolio (Class 3)                        1,028,838      20.78     21,381,236    25,542,228       1
   "Dogs" of Wall Street Portfolio (Class 3)                        152,375       6.79      1,034,956     1,380,341       1
   Emerging Markets Portfolio (Class 3)                           1,029,917       7.94      8,178,986     7,894,211       1
   Equity Opportunities Portfolio (Class 3)                         138,881       9.96      1,382,672     1,809,473       1
   Foreign Value Portfolio (Class 3)                              1,236,022      13.69     16,917,906    18,652,899       1
   Fundamental Growth Portfolio (Class 3)                           309,262      13.91      4,300,384     4,907,939       1
   Global Bond Portfolio (Class 3)                                  465,487      12.10      5,634,101     5,545,238       1
   Global Equities Portfolio (Class 3)                              142,256      12.46      1,772,927     2,102,693       1
   Growth Opportunities Portfolio (Class 3)                         683,260       5.61      3,835,506     3,876,171       1
   Growth-Income Portfolio (Class 3)                                 36,554      17.84        652,024       832,441       1
   High-Yield Bond Portfolio (Class 3)                              620,249       5.42      3,358,939     3,597,820       1
   International Diversified Equities Portfolio (Class 3)         1,349,368       8.66     11,683,893    12,437,398       1
   International Growth and Income Portfolio (Class 3)            1,413,905       8.89     12,567,396    16,046,664       1
   Marsico Focused Growth Portfolio (Class 3)                       270,788       7.72      2,091,297     2,660,521       1
   MFS Massachusetts Investors Trust Portfolio (Class 3)            423,454      12.69      5,372,230     4,905,540       1
   MFS Total Return Portfolio (Class 3)                             645,582      13.65      8,812,134    10,169,989       1
   Mid-Cap Growth Portfolio (Class 3)                               477,560       8.87      4,235,266     4,340,975       1
   Real Estate Portfolio (Class 3)                                  846,632       9.94      8,413,904    10,123,793       1
   Small & Mid Cap Value Portfolio (Class 3)                      1,169,764      13.79     16,126,683    17,102,722       1
   Small Company Value Portfolio (Class 3)                          380,965      13.49      5,137,580     5,319,567       1
   Technology Portfolio (Class 3)                                   580,833       2.33      1,354,489     1,422,111       1
   Telecom Utility Portfolio (Class 3)                               59,336       9.65        572,716       605,672       1
   Total Return Bond Portfolio (Class 3)                          1,397,956       8.35     11,673,085    10,941,475       1
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                          22,487      28.01        629,870       573,279       1
   Comstock Portfolio                                               752,696     $10.10    $ 7,602,226   $ 8,121,115       1
   Growth and Income Portfolio                                    1,140,804      16.39     18,697,780    20,390,221       1
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                 41,546     $11.32    $   470,303   $   832,039       1
   Equity Income Account                                             79,494      13.10      1,041,372     1,401,849       1
   Income Account                                                    31,026       9.95        308,706       314,789       1
   LargeCap Blend Account II                                         15,303       6.24         95,490       137,392       1
   LargeCap Growth Account                                            3,842      12.80         49,180        53,617       1
   MidCap Blend Account                                              54,040      31.23      1,687,684     2,715,691       1
   Money Market Account                                             178,972       1.00        178,972       178,972       1
   Mortgage Securities Account                                          177      10.09          1,785         1,852       1
   Principal Capital Appreciation Account                            22,117      19.17        423,978       495,469       1
   Real Estate Securities Account                                     2,113      10.91         23,057        38,005       1
   SAM Balanced Portfolio                                           750,484      13.64     10,236,599    11,836,765       1
   SAM Conservative Balanced Portfolio                               24,665      10.85        267,611       294,430       1
   SAM Conservative Growth Portfolio                                110,234      13.69      1,509,098     1,873,919       1
   SAM Flexible Income Portfolio                                     83,495      11.87        991,084     1,067,770       1
   SAM Strategic Growth Portfolio                                    18,893      14.73        278,293       366,923       1
   Short-Term Income Account                                         57,960       2.45        142,002       142,462       1
   SmallCap Growth Account II                                         1,617       8.73         14,113        16,208       1
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                         30,052     $ 9.76    $   293,312   $   297,296       1
   Columbia Marsico Focused Equities Fund, Variable Series           39,874      14.38        573,393       723,039       1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                            141,268     $14.65    $ 2,069,569   $ 2,390,639       1
   Global Growth Fund                                               561,312      19.50     10,945,587    11,691,974       1
   Growth Fund                                                      231,995      46.10     10,694,952    13,132,896       1
   Growth-Income Fund                                               412,794      31.18     12,870,904    15,469,177       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                      490,067     $20.35    $ 9,972,867   $12,137,442       1
   Mid Cap Value Portfolio                                           14,368      13.25        190,371       232,709       1
MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                  15,671     $ 8.67    $   135,865   $   144,295       1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                  130,594     $14.12    $ 1,843,992   $ 1,676,010       1
   Franklin Templeton VIP Founding Funds Allocation Fund            330,542       7.14      2,360,067     2,299,252       1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                   Government
                           Asset        Capital        and                    Natural       Asset       Capital   Government and
                        Allocation   Appreciation Quality Bond    Growth     Resources   Allocation  Appreciation  Quality Bond
                         Portfolio     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                         (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 3)    (Class 3)     (Class 3)
                        -----------  ------------ ------------ -----------  -----------  ----------  ------------ --------------
Investment income:
   Dividends            $   166,870  $         0   $ 484,511   $    57,550  $    58,077   $  80,519  $         0    $1,267,110
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk          (68,308)    (150,694)   (164,289)      (79,851)     (61,362)    (34,621)    (207,522)     (414,219)
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Net investment income
   (loss)                    98,562     (150,694)    320,222       (22,301)      (3,285)     45,898     (207,522)      852,891
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Net realized gains
   (losses) from sale
   of securities           (402,036)  (1,243,234)     31,116      (964,386)      89,047    (121,798)    (943,782)       54,547
Realized gain
   distributions                  0            0           0             0      254,759           0            0             0
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Net realized gains
   (losses)                (402,036)  (1,243,234)     31,116      (964,386)     343,806    (121,798)    (943,782)       54,547
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (1,862,959)  (6,033,411)     46,137    (4,721,692)  (1,454,035)   (844,879)  (8,081,617)      160,888
   End of period           (743,334)  (1,700,151)    (38,381)   (2,110,861)     (34,483)   (335,024)  (2,626,185)      (97,965)
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            1,119,625    4,333,260     (84,518)    2,610,831    1,419,552     509,855    5,455,432      (258,853)
                        -----------  -----------   ---------   -----------  -----------   ---------  -----------    ----------
Increase (decrease) in
   net assets from
   operations           $   816,151  $ 2,939,332   $ 266,820   $ 1,624,144  $ 1,760,073   $ 433,955  $ 4,304,128    $  648,585
                        ===========  ===========   =========   ===========  ===========   =========  ===========    ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                                            Blue
                                       Natural     Aggressive   Alliance                    Chip     Capital      Cash
                          Growth      Resources     Growth       Growth       Balanced     Growth    Growth    Management
                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio  Portfolio  Portfolio
                         (Class 3)    (Class 3)    (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)  (Class 1)
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ----------
Investment income:
   Dividends            $    52,402  $    80,288  $     2,387  $    63,560  $   126,054  $   2,731  $       0  $ 163,060
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk         (105,504)    (116,038)     (26,707)    (160,915)     (56,576)   (13,140)    (8,296)  (121,319)
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Net investment income
   (loss)                   (53,102)     (35,750)     (24,320)     (97,355)      69,478    (10,409)    (8,296)    41,741
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Net realized gains
   (losses) from sale
   of securities         (1,093,477)    (752,176)    (426,362)  (1,224,470)    (300,369)   (34,301)   (38,160)  (186,020)
Realized gain
   distributions                  0      479,308            0            0            0          0          0          0
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Net realized gains
   (losses)              (1,093,477)    (272,868)    (426,362)  (1,224,470)    (300,369)   (34,301)   (38,160)  (186,020)
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (5,414,192)  (4,665,799)  (2,071,421)  (7,204,445)  (1,428,616)  (308,065)  (252,825)  (232,997)
   End of period         (2,153,577)  (1,180,243)  (1,046,340)  (2,383,838)    (442,105)   (15,059)   (18,111)  (204,785)
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            3,260,615    3,485,556    1,025,081    4,820,607      986,511    293,006    234,714     28,212
                        -----------  -----------  -----------  -----------  -----------  ---------  ---------  ---------
Increase (decrease) in
   net assets from
   operations           $ 2,114,036  $ 3,176,938  $   574,399  $ 3,498,782  $   755,620  $ 248,296  $ 188,258  $(116,067)
                        ===========  ===========  ===========  ===========  ===========  =========  =========  =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                        Davis       "Dogs"
                         Corporate     Venture     of Wall    Emerging        Equity    Fundamental   Global       Global
                            Bond        Value       Street     Markets    Opportunities    Growth      Bond       Equities
                         Portfolio    Portfolio   Portfolio   Portfolio     Portfolio    Portfolio   Portfolio   Portfolio
                         (Class 1)    (Class 1)   (Class 1)   (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                        -----------  -----------  ---------  -----------  ------------- -----------  ---------  -----------
Investment income:
   Dividends            $   302,142  $   286,096  $  49,500  $         0   $    39,645  $         0  $  89,843  $    63,071
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk          (77,350)    (274,139)   (15,915)     (51,687)      (46,706)     (42,041)   (41,654)     (34,680)
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Net investment income
   (loss)                   224,792       11,957     33,585      (51,687)       (7,061)     (42,041)    48,189       28,391
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Net realized gains
   (losses) from sale
   of securities             31,211   (1,310,969)  (196,668)    (846,799)     (837,887)    (384,818)    72,655     (337,644)
Realized gain
   distributions                  0      422,144          0            0             0            0     62,915            0
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Net realized gains
   (losses)                  31,211     (888,825)  (196,668)    (846,799)     (837,887)    (384,818)   135,570     (337,644)
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period     (438,713)  (6,585,150)  (585,426)  (3,266,440)   (2,498,173)  (2,565,870)    64,278   (1,298,251)
   End of period            596,225     (856,532)  (243,231)    (524,347)     (883,177)  (1,316,909)    10,614     (462,937)
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            1,034,938    5,728,618    342,195    2,742,093     1,614,996    1,248,961    (53,664)     835,314
                        -----------  -----------  ---------  -----------   -----------  -----------  ---------  -----------
Increase (decrease) in
   net assets from
   operations           $ 1,290,941  $ 4,851,750  $ 179,112  $ 1,843,607   $   770,048  $   822,102  $ 130,095  $   526,061
                        ===========  ===========  =========  ===========   ===========  ===========  =========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                              International      MFS
                                                      High-     International     Growth    Massachusetts     MFS
                           Growth       Growth-       Yield      Diversified       and        Investors      Total       Mid-Cap
                        Opportunities    Income        Bond       Equities        Income        Trust        Return       Growth
                          Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                        ------------- -----------  -----------  ------------- ------------- ------------- -----------  -----------
Investment income:
   Dividends              $       0   $   105,292  $   383,657   $    42,260   $         0    $  46,224   $   308,791  $         0
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk           (7,403)     (115,329)     (66,784)      (47,538)      (49,420)     (51,737)     (126,319)     (35,158)
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Net investment income
   (loss)                    (7,403)      (10,037)     316,873        (5,278)      (49,420)      (5,513)      182,472      (35,158)
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Net realized gains
   (losses) from sale
   of securities           (114,440)   (1,282,203)  (1,148,134)     (449,029)     (429,254)    (153,113)     (674,357)    (283,770)
Realized gain
   distributions                  0             0            0             0             0            0             0            0
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Net realized gains
   (losses)                (114,440)   (1,282,203)  (1,148,134)     (449,029)     (429,254)    (153,113)     (674,357)    (283,770)
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period     (208,252)   (4,955,024)  (2,184,363)   (1,564,730)   (2,484,006)    (731,103)   (2,660,009)  (1,503,308)
   End of period            (22,747)   (1,918,990)      42,057      (479,654)   (1,260,022)     158,210      (942,704)    (398,580)
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              185,505     3,036,034    2,226,420     1,085,076     1,223,984      889,313     1,717,305    1,104,728
                          ---------   -----------  -----------   -----------   -----------    ---------   -----------  -----------
Increase (decrease) in
   net assets from
   operations             $  63,662   $ 1,743,794  $ 1,395,159   $   630,769   $   745,310    $ 730,687   $ 1,225,420  $   785,800
                          =========   ===========  ===========   ===========   ===========    =========   ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                                               American    American
                                                                                                 Funds      Funds
                                                             Total                               Asset      Global
                            Real                 Telecom     Return   Aggressive   Alliance   Allocation    Growth
                           Estate    Technology  Utility      Bond      Growth      Growth       SAST       SAST
                         Portfolio    Portfolio Portfolio  Portfolio   Portfolio  Portfolio    Portfolio  Portfolio
                         (Class 1)    (Class 1) (Class 1)  (Class 1)   (Class 3)  (Class 3)    (Class 3)  (Class 3)
                        -----------  ---------- ---------  ---------  ---------- -----------  ---------- -----------
Investment income:
   Dividends            $    37,654  $       0  $  58,619  $  49,151  $       0  $    25,578  $  30,959  $   119,186
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk          (25,909)    (4,125)   (16,073)   (36,077)   (14,314)    (115,225)   (21,419)     (82,193)
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Net investment income
   (loss)                    11,745     (4,125)    42,546     13,074    (14,314)     (89,647)     9,540       36,993
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Net realized gains
   (losses) from sale
   of securities           (581,580)   (47,834)   (79,676)    26,752   (142,999)    (177,599)   (41,306)    (245,655)
Realized gain
   distributions                  0          0          0          0          0            0     39,188      257,170
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Net realized gains
   (losses)                (581,580)   (47,834)   (79,676)    26,752   (142,999)    (177,599)    (2,118)      11,515
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (1,995,051)  (197,931)  (455,862)    17,456   (866,734)  (2,547,785)  (367,399)  (1,706,886)
   End of period         (1,021,198)   (39,076)  (137,352)   197,188   (403,069)     187,889    (88,147)      45,430
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              973,853    158,855    318,510    179,732    463,665    2,735,674    279,252    1,752,316
                        -----------  ---------  ---------  ---------  ---------  -----------  ---------  -----------
Increase (decrease) in
   net assets from
   operations           $   404,018  $ 106,896  $ 281,380  $ 219,558  $ 306,352  $ 2,468,428  $ 286,674  $ 1,800,824
                        ===========  =========  =========  =========  =========  ===========  =========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                       American
                         American       Funds
                           Funds       Growth-                 Blue                                              Davis
                          Growth        Income                 Chip       Capital       Cash     Corporate      Venture
                           SAST          SAST      Balanced   Growth       Growth    Management    Bond          Value
                         Portfolio    Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio     Portfolio
                         (Class 3)    (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class 3)     (Class 3)
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  -------------
Investment income:
   Dividends            $    95,878  $   141,091  $  27,609  $     694  $         0  $ 271,293  $ 1,176,542  $    242,341
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk          (87,500)    (100,376)   (11,373)   (19,459)     (37,135)  (180,882)    (287,901)     (285,474)
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Net investment income
   (loss)                     8,378       40,715     16,236    (18,765)     (37,135)    90,411      888,641       (43,133)
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Net realized gains
   (losses) from sale
   of securities           (407,486)    (287,258)   (22,309)   (39,247)    (168,260)  (137,128)     (37,739)   (1,670,809)
Realized gain
   distributions            468,300      305,526          0          0            0          0            0       450,586
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Net realized gains
   (losses)                  60,814       18,268    (22,309)   (39,247)    (168,260)  (137,128)     (37,739)   (1,220,223)
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (2,393,976)  (2,341,036)  (175,979)  (506,753)  (1,312,500)  (270,605)  (1,988,964)  (10,724,020)
   End of period           (683,896)    (679,380)   (11,661)   (70,089)    (295,510)  (427,761)   1,853,581    (4,160,992)
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            1,710,080    1,661,656    164,318    436,664    1,016,990   (157,156)   3,842,545     6,563,028
                        -----------  -----------  ---------  ---------  -----------  ---------  -----------  ------------
Increase (decrease) in
   net assets from
   operations           $ 1,779,272  $ 1,720,639  $ 158,245  $ 378,652  $   811,595  $(203,873) $ 4,693,447  $  5,299,672
                        ===========  ===========  =========  =========  ===========  =========  ===========  ============

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                          "Dogs"
                         of Wall   Emerging         Equity      Foreign    Fundamental    Global     Global      Growth
                          Street    Markets     Opportunities    Value        Growth       Bond     Equities  Opportunities
                        Portfolio  Portfolio      Portfolio    Portfolio    Portfolio   Portfolio  Portfolio    Portfolio
                        (Class 3)  (Class 3)      (Class 3)    (Class 3)    (Class 3)   (Class 3)  (Class 3)    (Class 3)
                        ---------  -----------  ------------- -----------  -----------  ---------  ---------  -------------
Investment income:
   Dividends            $  39,931  $         0   $    12,447  $   382,427  $         0  $ 173,344  $  39,891    $       0
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk           (13,625)    (116,124)      (19,808)    (224,141)     (57,147)   (75,197)   (23,569)     (48,010)
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Net investment income
   (loss)                  26,306     (116,124)       (7,361)     158,286      (57,147)    98,147     16,322      (48,010)
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Net realized gains
   (losses) from sale
   of securities         (101,415)  (3,868,479)     (328,543)    (688,876)    (232,327)    45,722    (42,824)     (73,090)
Realized gain
   distributions                0            0             0      391,035            0    130,321          0            0
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Net realized gains
   (losses)              (101,415)  (3,868,479)     (328,543)    (297,841)    (232,327)   176,043    (42,824)     (73,090)
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (574,130)  (7,708,839)   (1,096,992)  (5,668,716)  (1,966,937)    87,726   (729,957)    (712,738)
   End of period         (345,385)     284,775      (426,801)  (1,734,993)    (607,555)    88,863   (329,766)     (40,665)
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Change in net
   unrealized
   appreciation
  (depreciation) of
   investments            228,745    7,993,614       670,191    3,933,723    1,359,382      1,137    400,191      672,073
                        ---------  -----------   -----------  -----------  -----------  ---------  ---------    ---------
Increase (decrease) in
   net assets from
   operations           $ 153,636  $ 4,009,011   $   334,287  $ 3,794,168  $ 1,069,908  $ 275,327  $ 373,689    $ 550,973
                        =========  ===========   ===========  ===========  ===========  =========  =========    =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                                              MFS
                                                International International   Marsico    Massachusetts
                         Growth-    High-Yield   Diversified    Growth and    Focused       Investor     MFS Total     Mid-Cap
                          Income      Bond        Equities        Income       Growth        Trust        Return       Growth
                        Portfolio   Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                        (Class 3)   (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                        ---------  -----------  ------------- ------------- -----------  ------------- -----------  -----------
Investment income:
   Dividends            $   6,488  $   255,264   $   112,541   $         0  $     8,544   $    52,208  $   285,025  $         0
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk            (9,135)     (41,256)     (161,250)     (169,066)     (25,345)      (68,272)    (115,677)     (57,766)
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Net investment income
   (loss)                  (2,647)     214,008       (48,709)     (169,066)     (16,801)      (16,064)     169,348      (57,766)
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Net realized gains
   (losses) from sale
   of securities          (65,744)    (241,519)     (343,244)   (1,740,005)    (105,788)      (45,859)    (602,190)    (107,665)
Realized gain
   distributions                0            0             0             0            0             0            0            0
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Net realized gains
   (losses)               (65,744)    (241,519)     (343,244)   (1,740,005)    (105,788)      (45,859)    (602,190)    (107,665)
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (391,683)  (1,212,532)   (3,719,940)   (8,205,676)  (1,120,866)     (679,364)  (2,989,099)  (1,534,970)
   End of
   period                (180,417)    (238,881)     (753,505)   (3,479,268)    (569,224)      466,690   (1,357,855)    (105,709)
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            211,266      973,651     2,966,435     4,726,408      551,642     1,146,054    1,631,244    1,429,261
                        ---------  -----------   -----------   -----------  -----------   -----------  -----------  -----------
Increase (decrease) in
   net assets from
   operations           $ 142,875  $   946,140   $ 2,574,482   $ 2,817,337  $   429,053   $ 1,084,131  $ 1,198,402  $ 1,263,830
                        =========  ===========   ===========   ===========  ===========   ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                       Small &       Small
                                       Mid Cap      Company                Telecom   Total Return
                        Real Estate     Value        Value     Technology  Utility       Bond     Capital Growth   Comstock
                          Portfolio   Portfolio    Portfolio    Portfolio Portfolio    Portfolio     Portfolio    Portfolio
                          (Class 3)   (Class 3)    (Class 3)    (Class 3) (Class 3)   (Class 3)     (Class II)    (Class II)
                        -----------  -----------  -----------  ---------- ---------  ------------ -------------- -----------
Investment income:
   Dividends            $   129,077  $    81,134  $    24,822  $       0  $  26,145   $ 177,242     $       0    $   271,422
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk            (107,935)    (212,063)     (66,973)   (16,795)    (7,780)   (129,438)       (7,485)       (90,631)
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Net investment income
   (loss)                    21,142     (130,929)     (42,151)   (16,795)    18,365      47,804        (7,485)       180,791
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Net realized gains
   (losses) from sale
   of securities         (2,452,802)    (928,893)    (387,876)  (103,966)   (30,270)     68,637       (20,267)      (441,794)
Realized gain
   distributions                  0      502,509            0          0          0           0             0              0
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Net realized gains
   (losses)              (2,452,802)    (426,384)    (387,876)  (103,966)   (30,270)     68,637       (20,267)      (441,794)
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (6,350,676)  (6,432,561)  (1,881,013)  (609,630)  (181,395)    138,852      (212,588)    (2,437,681)
   End of
   period                (1,709,889)    (976,039)    (181,987)   (67,622)   (32,956)    731,610        56,591       (518,889)
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments            4,640,787    5,456,522    1,699,026    542,008    148,439     592,758       269,179      1,918,792
                        -----------  -----------  -----------  ---------  ---------   ---------     ---------    -----------
Increase (decrease) in
   net assets from
   operations           $ 2,209,127  $ 4,899,209  $ 1,268,999  $ 421,247  $ 136,534   $ 709,199     $ 241,427    $ 1,657,789
                        ===========  ===========  ===========  =========  =========   =========     =========    ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                         Growth and   Diversified    Equity              LargeCap   LargeCap    MidCap      Money
                           Income    International   Income     Income     Blend     Growth     Blend       Market
                          Portfolio     Account     Account    Account  Account II  Account    Account     Account
                         (Class II)     (Class 2)  (Class 2)  (Class 2)  (Class 2) (Class 2)  (Class 2)   (Class 2)
                        ------------ ------------- ---------  --------- ---------- --------- -----------  ---------
Investment income:
   Dividends            $   585,476    $  16,218   $  48,714  $ 29,502   $  1,075  $    148  $    24,545   $ 1,049
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk            (245,522)      (6,504)    (16,029)   (4,966)    (1,310)     (693)     (25,918)   (5,473)
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Net investment income
   (loss)                   339,954        9,714      32,685    24,536       (235)     (545)      (1,373)   (4,424)
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Net realized gains
   (losses) from sale
   of securities           (730,564)     (34,634)   (207,107)   (6,366)    (6,937)     (176)    (255,829)        0
Realized gain
   distributions                  0            0           0       409          0         0      127,544         0
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Net realized gains
   (losses)                (730,564)     (34,634)   (207,107)   (5,957)    (6,937)     (176)    (128,285)        0
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period   (5,746,950)    (482,685)   (675,153)  (33,739)   (70,047)  (15,022)  (1,538,521)        0
   End of period         (1,692,441)    (361,736)   (360,477)   (6,083)   (41,902)   (4,437)  (1,028,007)        0
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Change in net
   unrealized
   appreciation
  (depreciation) of
   investments            4,054,509      120,949     314,676    27,656     28,145    10,585      510,514         0
                        -----------    ---------   ---------  --------   --------  --------  -----------   -------
Increase (decrease) in
   net assets from
   operations           $ 3,663,899    $  96,029   $ 140,254  $ 46,235   $ 20,973  $  9,864  $   380,856   $(4,424)
                        ===========    =========   =========  ========   ========  ========  ===========   =======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                     Principal                                SAM         SAM         SAM        SAM
                         Mortgage     Capital   Real Estate     SAM      Conservative Conservative  Flexible  Strategic
                        Securities Appreciation  Securities   Balanced     Balanced      Growth      Income    Growth
                          Account     Account     Account    Portfolio     Portfolio    Portfolio  Portfolio  Portfolio
                         (Class 2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)    (Class 2)  (Class 2)  (Class 2)
                        ---------- ------------ ----------- -----------  ------------ ------------ ---------  ---------
Investment income:
   Dividends               $ 240    $   3,763    $    609   $   350,995   $  16,101    $  65,473   $  45,149  $   8,276
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk              (53)      (6,347)       (286)     (156,570)     (6,972)     (22,603)    (16,224)    (3,726)
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Net investment income
   (loss)                    187       (2,584)        323       194,425       9,129       42,870      28,925      4,550
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Net realized gains
   (losses) from sale
   of securities             (48)     (56,709)     (4,296)     (756,987)   (111,634)    (132,613)   (137,154)    (2,264)
Realized gain
   distributions               0            0           0       291,066       8,281       78,195       9,818      3,380
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Net realized gains
   (losses)                  (48)     (56,709)     (4,296)     (465,921)   (103,353)     (54,418)   (127,336)     1,116
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period       (85)    (223,374)    (23,544)   (3,717,709)   (179,784)    (657,597)   (331,905)  (138,888)
   End of period             (67)     (71,491)    (14,948)   (1,600,166)    (26,819)    (364,821)    (76,686)   (88,630)
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments                18      151,883       8,596     2,117,543     152,965      292,776     255,219     50,258
                           -----    ---------    --------   -----------   ---------    ---------   ---------  ---------
Increase (decrease) in
   net assets from
   operations              $ 157    $  92,590    $  4,623   $ 1,846,047   $  58,741    $ 281,228   $ 156,808  $  55,924
                           =====    =========    ========   ===========   =========    =========   =========  =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                Columbia
                                                                Marsico
                                                                Focused
                                                 Columbia High  Equities
                           Short-Term  SmallCap   Yield Fund,    Fund,       Asset      Global
                             Income     Growth      Variable    Variable  Allocation   Growth       Growth     Growth-Income
                             Account  Account II     Series      Series      Fund        Fund        Fund          Fund
                            (Class 2) (Class 2)    (Class A)   (Class A)   (Class 2)  (Class 2)    (Class 2)     (Class 2)
                           ---------- ---------- ------------- ---------  ---------- -----------  -----------  -------------
Investment income:
   Dividends                 $ 3,390   $      0    $ 24,264    $   3,250  $  44,140  $   137,008  $    61,929    $   182,325
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk              (960)      (308)     (3,864)      (7,849)   (15,841)    (143,479)    (138,706)      (162,370)
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Net investment income
   (loss)                      2,430       (308)     20,400       (4,599)    28,299       (6,471)     (76,777)        19,955
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Net realized gains
   (losses) from sale of
   securities                     58     (3,549)     (6,238)     (28,967)   (70,716)    (458,203)  (1,000,819)      (975,787)
Realized gain
   distributions                   0          0           0            0          0            0            0              0
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Net realized gains
   (losses)                       58     (3,549)     (6,238)     (28,967)   (70,716)    (458,203)  (1,000,819)      (975,787)
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period        (1,455)   (10,766)    (70,781)    (304,644)  (772,658)  (4,658,088)  (6,551,673)    (6,560,841)
   End of period                (460)    (2,095)     (3,984)    (149,646)  (321,070)    (746,387)  (2,437,944)    (2,598,273)
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Change in net unrealized
   appreciation
   (depreciation) of
   investments                   995      8,671      66,797      154,998    451,588    3,911,701    4,113,729      3,962,568
                             -------   --------    --------    ---------  ---------  -----------  -----------    -----------
Increase (decrease) in net
   assets from operations    $ 3,483   $  4,814    $ 80,959    $ 121,432  $ 409,171  $ 3,447,027  $ 3,036,133    $ 3,006,736
                             =======   ========    ========    =========  =========  ===========  ===========    ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                                                                       MTB         MTB         MTB
                                                 MTB       MTB       Managed     Managed     Managed
                        Growth and    Mid Cap    Large     Large    Allocation  Allocation  Allocation
                         Income        Value     Cap       Cap       Fund -        Fund -     Fund -   Franklin Income
                        Portfolio    Portfolio  Growth     Value    Aggressive Conservative  Moderate  Securities Fund
                        (Class VC)  (Class VC)  Fund II   Fund II   Growth II    Growth II   Growth II    (Class 2)
                       -----------  ---------- --------  ---------  ---------- ------------ ---------- ---------------
Investment income:
   Dividends           $    88,650  $     828  $      0  $     588  $       0     $    47    $     15     $  95,852
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Expenses:
   Charges for
      distribution,
      mortality and
      expense risk        (129,084)    (1,335)     (316)      (704)      (495)       (104)     (1,820)      (19,236)
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Net investment income
   (loss)                  (40,434)      (507)     (316)      (116)      (495)        (57)     (1,805)       76,616
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Net realized gains
   (losses) from sale
   of securities          (404,219)   (18,982)  (30,384)  (107,646)  (108,961)     (5,236)    (27,925)      (51,088)
Realized gain
   distributions                 0          0         0          0          0           0         728             0
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Net realized gains
   (losses)               (404,219)   (18,982)  (30,384)  (107,646)  (108,961)     (5,236)    (27,197)      (51,088)
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
      Beginning of
         period         (4,108,604)  (102,823)  (30,412)   (98,243)   (90,902)     (3,706)    (58,613)     (201,918)
      End of period     (2,164,575)   (42,338)        0          0          0           0      (8,430)      167,982
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments           1,944,029     60,485    30,412     98,243     90,902       3,706      50,183       369,900
                       -----------  ---------  --------  ---------  ---------     -------    --------     ---------
Increase (decrease) in
   net assets from
   operations          $ 1,499,376  $  40,996  $   (288) $  (9,519) $ (18,554)    $(1,587)   $ 21,181     $ 395,428
                       ===========  =========  ========  =========  =========     =======    ========     =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (Continued)

                          Franklin
                        Templeton VIP
                        Founding Funds
                       Allocation Fund
                          (Class 2)
                       ---------------
Investment income:
   Dividends              $  53,195
                          ---------
Expenses:
   Charges for
   distribution,
   mortality and
   expense risk             (28,136)
                          ---------
Net investment income
   (loss)                    25,059
                          ---------
Net realized gains
   (losses) from sale
   of securities           (171,723)
Realized gain
   distributions                  0
                          ---------
Net realized gains
   (losses)                (171,723)
                          ---------
Net unrealized
   appreciation
   (depreciation) of
   investments:
   Beginning of period     (569,252)
   End of period             60,815
                          ---------
Change in net
   unrealized
   appreciation
   (depreciation) of
   investments              630,067
                          ---------
Increase (decrease) in
   net assets from
   operations             $ 483,403
                          =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                  Government                                                    Government
                                                     and                                                           and
                           Asset       Capital     Quality                  Natural      Asset       Capital     Quality
                        Allocation  Appreciation    Bond        Growth     Resources  Allocation  Appreciation    Bond
                         Portfolio    Portfolio   Portfolio    Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 3)    (Class 3)   (Class 3)
                        ----------  ------------ -----------  ----------  ----------  ----------  ------------ -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   98,562  $  (150,694) $   320,222  $  (22,301) $   (3,285) $   45,898  $  (207,522) $   852,891
   Net realized gains
      (losses) from
      securities
      transactions        (402,036)  (1,243,234)      31,116    (964,386)    343,806    (121,798)    (943,782)      54,547
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        1,119,625    4,333,260      (84,518)  2,610,831   1,419,552     509,855    5,455,432     (258,853)
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations        816,151    2,939,332      266,820   1,624,144   1,760,073     433,955    4,304,128      648,585
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold             4,753        7,055        2,289       3,216       5,793      18,095      242,409      611,772
   Cost of units
      redeemed            (598,771)  (2,049,158)  (3,090,809)   (645,877)   (409,149)   (123,541)  (1,024,490)  (2,934,056)
   Net transfers          (199,154)    (476,035)    (675,871)   (116,913)    (29,633)    (64,609)    (329,514)   4,283,464
   Contract maintenance
      charge                (2,200)      (4,757)      (3,345)     (2,507)     (1,328)       (479)      (2,765)      (4,431)
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     (795,372)  (2,522,895)  (3,767,736)   (762,081)   (434,317)   (170,534)  (1,114,360)   1,956,749
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
   net assets               20,779      416,437   (3,500,916)    862,063   1,325,756     263,421    3,189,768    2,605,334
Net assets at beginning
   of period             4,793,858   10,510,598   12,100,714   5,163,243   3,503,249   2,236,326   12,995,503   26,105,975
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
   period               $4,814,637  $10,927,035  $ 8,599,798  $6,025,306  $4,829,005  $2,499,747  $16,185,271  $28,711,309
                        ==========  ===========  ===========  ==========  ==========  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  214          180          118         133         134       1,755       11,611       37,162
   Units redeemed          (28,531)     (59,267)    (163,277)    (26,742)    (10,021)     (5,791)     (33,967)    (157,503)
   Units transferred       (10,577)     (15,405)     (35,281)     (7,391)     (2,229)     (2,335)      (3,647)     238,365
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
   units outstanding       (38,894)     (74,492)    (198,440)    (34,000)    (12,116)     (6,371)     (26,003)     118,024
Beginning units            234,020      326,438      644,341     236,291     105,729     113,415      483,122    1,449,095
                        ----------  -----------  -----------  ----------  ----------  ----------  -----------  -----------
Ending units               195,126      251,946      445,901     202,291      93,613     107,044      457,119    1,567,119
                        ==========  ===========  ===========  ==========  ==========  ==========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                         Blue
                                       Natural   Aggressive    Alliance                  Chip     Capital      Cash
                          Growth      Resources     Growth      Growth     Balanced     Growth     Growth   Management
                         Portfolio    Portfolio   Portfolio   Portfolio    Portfolio  Portfolio  Portfolio  Portfolio
                         (Class 3)    (Class 3)   (Class 1)   (Class 1)    (Class 1)  (Class 1)  (Class 1)  (Class 1)
                        -----------  ----------  ----------  -----------  ----------  ---------  --------- ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (53,102) $  (35,750) $  (24,320) $   (97,355) $   69,478  $ (10,409) $ (8,296) $    41,741
   Net realized gains
      (losses) from
       securities
       transactions      (1,093,477)   (272,868)   (426,362)  (1,224,470)   (300,369)   (34,301)  (38,160)    (186,020)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments         3,260,615   3,485,556   1,025,081    4,820,607     986,511    293,006   234,714       28,212
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
      Increase
      (decrease) in net
      assets from
      operations          2,114,036   3,176,938     574,399    3,498,782     755,620    248,296   188,258     (116,067)
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
From capital
   transactions:
   Net proceeds from
      units sold             59,926      61,037         753       27,470       5,826      1,677       600        4,288
   Cost of units
      redeemed             (540,323)   (367,154)   (307,883)  (1,814,905)   (646,793)  (247,177) (220,159)  (3,531,375)
   Net transfers           (644,432)     64,822     (79,262)    (320,904)    163,028      9,357   (18,041)  (1,179,623)
      Contract
      maintenance
      charge                 (1,356)     (3,252)     (1,409)      (7,062)     (2,254)      (328)     (168)      (2,883)
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions    (1,126,185)   (244,547)   (387,801)  (2,115,401)   (480,193)  (236,471) (237,768)  (4,709,593)
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
Increase (decrease)
   in net assets            987,851   2,932,391     186,598    1,383,381     275,427     11,825   (49,510)  (4,825,660)
Net assets at beginning
   of period              6,474,338   5,574,546   1,809,108   10,268,696   3,734,308    884,535   606,454   11,013,417
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
Net assets at end of
   period               $ 7,462,189  $8,506,937  $1,995,706  $11,652,077  $4,009,735  $ 896,360  $556,944  $ 6,187,757
                        ===========  ==========  ==========  ===========  ==========  =========  ========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 3,264       4,852         103        1,118         455        323       107          309
   Units redeemed           (22,272)     (9,505)    (35,491)     (73,910)    (49,431)   (52,692)  (38,811)    (258,597)
   Units transferred        (26,216)      3,551     (10,182)     (13,295)     12,607      1,217    (4,295)     (86,268)
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
Increase (decrease) in
   units outstanding        (45,224)     (1,102)    (45,570)     (86,087)    (36,369)   (51,152)  (42,999)    (344,556)
Beginning units             316,917     189,295     224,748      470,096     300,550    206,094   122,752      801,601
                        -----------  ----------  ----------  -----------  ----------  ---------  --------  -----------
Ending units                271,693     188,193     179,178      384,009     264,181    154,942    79,753      457,045
                        ===========  ==========  ==========  ===========  ==========  =========  ========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                        Davis      "Dogs" of
                         Corporate     Venture       Wall      Emerging      Equity     Fundamental   Global      Global
                           Bond         Value       Street     Markets    Opportunities   Growth       Bond      Equities
                         Portfolio    Portfolio    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                         (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                        -----------  -----------  ----------  ----------  ------------- ----------- ----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   224,792  $    11,957  $   33,585  $  (51,687)  $   (7,061)   $  (42,041)$   48,189  $   28,391
   Net realized gains
      (losses) from
      securities
      transactions           31,211     (888,825)   (196,668)   (846,799)    (837,887)     (384,818)   135,570    (337,644)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments         1,034,938    5,728,618     342,195   2,742,093    1,614,996     1,248,961    (53,664)    835,314
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
      Increase
         (decrease)
         in net assets
         from operations  1,290,941    4,851,750     179,112   1,843,607      770,048       822,102    130,095     526,061
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
From capital
   transactions:
   Net proceeds from
      units sold             99,627       35,873       5,700         375        2,539         3,509     92,633       2,566
   Cost of units
      redeemed           (1,251,275)  (2,875,326)   (255,754)   (713,732)    (842,705)     (311,002)  (752,475)   (478,854)
   Net transfers            517,145     (734,298)     65,921     121,897      (54,727)      (87,532)   169,921    (223,645)
   Contract maintenance
      charge                 (1,527)      (9,410)       (563)     (1,236)      (1,135)       (2,146)      (743)     (1,271)
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (636,030)  (3,583,161)   (184,696)   (592,696)    (896,028)     (397,171)  (490,664)   (701,204)
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
Increase (decrease) in
   net assets               654,911    1,268,589      (5,584)  1,250,911     (125,980)      424,931   (360,569)   (175,143)
Net assets at beginning
   of period              4,699,639   18,798,296   1,163,088   2,776,870    3,345,205     2,717,945  3,092,067   2,565,924
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
Net assets at end of
   period               $ 5,354,550  $20,066,885  $1,157,504  $4,027,781   $3,219,225    $3,142,876 $2,731,498  $2,390,781
                        ===========  ===========  ==========  ==========   ==========    ========== ==========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 5,325        1,293         652          41          206           254      4,542         189
   Units redeemed           (66,020)    (108,000)    (28,858)    (49,904)     (64,059)      (24,212)   (36,826)    (30,671)
   Units transferred         28,296      (36,283)      7,937       9,501       (6,019)       (7,724)     7,370     (16,223)
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
Increase (decrease) in
   units outstanding        (32,399)    (142,990)    (20,269)    (40,362)     (69,872)      (31,682)   (24,914)    (46,705)
Beginning units             277,466      759,922     127,465     242,671      268,348       231,949    150,429     173,662
                        -----------  -----------  ----------  ----------   ----------    ---------- ----------  ----------
Ending units                245,067      616,932     107,196     202,309      198,476       200,267    125,515     126,957
                        ===========  ===========  ==========  ==========   ==========    ========== ==========  ==========


     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                 MFS
                                                                International International Massachusetts
                            Growth      Growth-     High-Yield   Diversified    Growth and    Investors    MFS Total     Mid-Cap
                        Opportunities    Income        Bond        Equities       Income        Trust        Return      Growth
                          Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                        ------------- -----------  -----------  ------------- ------------- ------------- -----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)       $  (7,403)  $   (10,037) $   316,873   $   (5,278)   $  (49,420)   $   (5,513)  $   182,472  $  (35,158)
   Net realized gains
      (losses) from
      securities
      transactions         (114,440)   (1,282,203)  (1,148,134)    (449,029)     (429,254)     (153,113)     (674,357)   (283,770)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments           185,505     3,036,034    2,226,420    1,085,076     1,223,984       889,313     1,717,305   1,104,728
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
      Increase
         (decrease) in
         net assets
         from
         operations          63,662     1,743,794    1,395,159      630,769       745,310       730,687     1,225,420     785,800
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
From capital
   transactions:
   Net proceeds from
      units sold              1,276         6,694        7,250       14,015         7,107         2,117           905       5,558
   Cost of units
      redeemed              (96,866)   (1,547,824)    (955,477)    (611,692)     (586,179)     (584,351)   (1,709,618)   (339,110)
   Net transfers            (50,539)     (383,315)   1,419,928     (398,921)     (184,225)     (119,379)     (263,848)    (23,639)
   Contract maintenance
      charge                   (243)       (4,840)      (1,550)      (1,318)       (1,489)       (1,546)       (3,544)     (1,089)
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (146,372)   (1,929,285)     470,151     (997,916)     (764,786)     (703,159)   (1,976,105)   (358,280)
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
Increase (decrease) in
   net assets               (82,710)     (185,491)   1,865,310     (367,147)      (19,476)       27,528      (750,685)    427,520
Net assets at beginning
   of period                562,699     8,168,268    3,407,990    3,806,888     3,508,360     3,675,337     9,179,787   2,195,718
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
Net assets at end of
   period                 $ 479,989   $ 7,982,777  $ 5,273,300   $3,439,741    $3,488,884    $3,702,865   $ 8,429,102  $2,623,238
                          =========   ===========  ===========   ==========    ==========    ==========   ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   306           317          409        1,296           712           100            38       1,336
   Units redeemed           (22,354)      (75,320)     (59,730)     (60,683)      (51,272)      (32,983)      (76,143)    (42,623)
   Units transferred        (13,079)      (19,682)      85,056      (52,405)      (18,593)       (8,758)      (12,202)     (5,277)
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
Increase (decrease) in
   units outstanding        (35,127)      (94,685)      25,735     (111,792)      (69,153)      (41,641)      (88,307)    (46,564)
Beginning units             131,247       419,150      242,408      385,914       329,822       215,894       414,277     313,833
                          ---------   -----------  -----------   ----------    ----------    ----------   -----------  ----------
Ending units                 96,120       324,465      268,143      274,122       260,669       174,253       325,970     267,269
                          =========   ===========  ===========   ==========    ==========    ==========   ===========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                 American
                                                              Total                            Funds Asset   American
                                                 Telecom     Return   Aggressive    Alliance    Allocation Funds Global
                        Real Estate Technology   Utility      Bond      Growth       Growth        SAST     Growth SAST
                         Portfolio   Portfolio  Portfolio   Portfolio  Portfolio   Portfolio    Portfolio    Portfolio
                         (Class 1)   (Class 1)  (Class 1)   (Class 1)  (Class 3)   (Class 3)    (Class 3)    (Class 3)
                        ----------- ---------- ----------  ---------- ----------  -----------  ----------- ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   11,745   $ (4,125) $   42,546  $   13,074 $  (14,314) $   (89,647) $    9,540   $   36,993
   Net realized gains
      (losses) from
      securities
      transactions        (581,580)   (47,834)    (79,676)     26,752   (142,999)    (177,599)     (2,118)      11,515
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          973,853    158,855     318,510     179,732    463,665    2,735,674     279,252    1,752,316
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
      Increase
         (decrease) in
         net assets
         from
         operations        404,018    106,896     281,380     219,558    306,352    2,468,428     286,674    1,800,824
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
From capital
   transactions:
   Net proceeds from
      units sold               336        110           0      91,398     61,632       19,961      91,454      649,165
   Cost of units
      redeemed            (279,703)   (73,940)   (139,008)   (423,025)   (53,168)    (915,183)    (28,296)    (223,992)
   Net transfers          (121,803)   (18,470)    (78,034)    390,773   (120,899)    (460,946)    456,433      267,097
   Contract maintenance
      charge                  (720)       (88)       (538)     (1,013)      (305)      (1,422)       (299)        (998)
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     (401,890)   (92,388)   (217,580)     58,133   (112,740)  (1,357,590)    519,292      691,272
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
Increase (decrease) in
   net assets                2,128     14,508      63,800     277,691    193,612    1,110,838     805,966    2,492,096
Net assets at beginning
   of period             1,971,981    270,717   1,085,585   2,257,658    840,266    6,984,689   1,055,958    4,022,172
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
Net assets at end of
   period               $1,974,109   $285,225  $1,149,385  $2,535,349 $1,033,878  $ 8,095,527  $1,861,924   $6,514,268
                        ==========   ========  ==========  ========== ==========  ===========  ==========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   57         67           0       3,780      6,491        1,856      10,632       74,946
   Units redeemed          (19,659)   (43,686)    (11,619)    (17,525)    (6,111)     (37,064)     (3,584)     (27,349)
   Units transferred        (9,450)   (12,668)     (6,500)     15,879    (11,538)     (19,648)     55,798       40,490
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
Increase (decrease) in
   units outstanding       (29,052)   (56,287)    (18,119)      2,134    (11,158)     (54,856)     62,846       88,087
Beginning units            133,956    194,798      97,398      98,057    106,908      339,943     138,834      549,023
                        ----------   --------  ----------  ---------- ----------  -----------  ----------   ----------
Ending units               104,904    138,511      79,279     100,191     95,750      285,087     201,680      637,110
                        ==========   ========  ==========  ========== ==========  ===========  ==========   ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     American
                                       Funds
                          American    Growth-                                                                 Davis
                           Funds       Income             Blue Chip    Capital       Cash      Corporate     Venture
                        Growth SAST    SAST     Balanced    Growth     Growth     Management      Bond        Value
                         Portfolio   Portfolio Portfolio  Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                         (Class 3)   (Class 3) (Class 3)  (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)
                        ----------- ---------- --------- ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    8,378  $   40,715 $ 16,236  $  (18,765) $  (37,135) $    90,411  $   888,641  $   (43,133)
   Net realized gains
      (losses) from
      securities
      transactions          60,814      18,268  (22,309)    (39,247)   (168,260)    (137,128)     (37,739)  (1,220,223)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        1,710,080   1,661,656  164,318     436,664   1,016,990     (157,156)   3,842,545    6,563,028
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations      1,779,272   1,720,639  158,245     378,652     811,595     (203,873)   4,693,447    5,299,672
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold           319,411     437,365   32,250      81,027      31,004      122,451      528,929      459,749
   Cost of units
      redeemed            (156,819)   (206,063) (94,254)    (56,838)   (128,284)  (2,456,512)  (1,551,031)  (1,420,658)
   Net transfers           177,858     451,670  295,070     (32,287)   (136,822)   3,725,681    1,081,997     (402,732)
      Contract
      maintenance
      charge                  (999)     (1,218)    (229)       (368)       (415)      (1,257)      (3,115)      (3,722)
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
      Increase
         (decrease)
         in net
         assets
         from capital
         transactions      339,451     681,754  232,837      (8,466)   (234,517)   1,390,363       56,780   (1,367,363)
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
   net assets            2,118,723   2,402,393  391,082     370,186     577,078    1,186,490    4,750,227    3,932,309
Net assets at beginning
   of period             4,423,666   5,213,567  592,743   1,135,923   2,135,117   11,757,288   16,496,646   17,448,927
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
Net assets at end of
   period               $6,542,389  $7,615,960 $983,825  $1,506,109  $2,712,195  $12,943,778  $21,246,873  $21,381,236
                        ==========  ========== ========  ==========  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold               44,090      61,313    3,409      13,692       5,267        9,154       31,634       29,708
   Units redeemed          (20,969)    (29,014)  (6,923)    (11,535)    (22,773)    (185,681)     (80,838)     (56,168)
   Units transferred        32,999      73,368   22,278      (8,696)    (25,269)     279,604       56,062       (4,334)
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding        56,120     105,667   18,764      (6,539)    (42,775)     103,077        6,858      (30,794)
Beginning units            686,499     787,320   48,569     269,789     433,824      879,922    1,026,824      770,465
                        ----------  ---------- --------  ----------  ----------  -----------  -----------  -----------
Ending units               742,619     892,987   67,333     263,250     391,049      982,999    1,033,682      739,671
                        ==========  ========== ========  ==========  ==========  ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                         "Dogs" of    Emerging       Equity      Foreign    Fundamental               Global        Growth
                        Wall Street   Markets    Opportunities    Value        Growth   Global Bond  Equities   Opportunities
                         Portfolio   Portfolio      Portfolio   Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                         (Class 3)   (Class 3)      (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 3)
                        ----------- -----------  ------------- -----------  ----------- ----------- ----------  -------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   26,306  $  (116,124)  $   (7,361)  $   158,286  $  (57,147) $   98,147  $   16,322   $  (48,010)
   Net realized gains
      (losses) from
      securities
      transactions        (101,415)  (3,868,479)    (328,543)     (297,841)   (232,327)    176,043     (42,824)     (73,090)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          228,745    7,993,614      670,191     3,933,723   1,359,382       1,137     400,191      672,073
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
      Increase
         (decrease) in
         net assets
         from
         operations        153,636    4,009,011      334,287     3,794,168   1,069,908     275,327     373,689      550,973
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
From capital
   transactions:
   Net proceeds from
      units sold            46,840      120,341          491       655,893      69,965     153,783      51,426      249,725
   Cost of units
      redeemed             (30,147)    (423,430)    (147,771)     (833,494)    (92,073)   (412,003)   (154,510)    (259,185)
   Net transfers           (31,763)  (1,279,697)    (124,038)      113,474     (37,233)    733,689     130,743      691,699
   Contract maintenance
      charge                  (269)      (1,766)        (266)       (3,016)       (588)       (707)       (278)        (489)
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (15,339)  (1,584,552)    (271,584)      (67,143)    (59,929)    474,762      27,381      681,750
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
Increase (decrease) in
   net assets              138,297    2,424,459       62,703     3,727,025   1,009,979     750,089     401,070    1,232,723
Net assets at beginning
   of period               896,659    5,754,527    1,319,969    13,190,881   3,290,405   4,884,012   1,371,857    2,602,783
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
Net assets at end of
   period               $1,034,956  $ 8,178,986   $1,382,672   $16,917,906  $4,300,384  $5,634,101  $1,772,927   $3,835,506
                        ==========  ===========   ==========   ===========  ==========  ==========  ==========   ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                4,871        8,639           48        53,587       5,909       8,915       3,081       55,327
   Units redeemed           (3,313)     (26,791)     (11,091)      (60,909)     (7,747)    (20,633)     (9,461)     (58,688)
   Units transferred        (3,527)     (74,923)      (9,815)       24,419      (4,674)     37,207       8,013      159,513
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
Increase (decrease) in
   units outstanding        (1,969)     (93,075)     (20,858)       17,097      (6,512)     25,489       1,633      156,152
Beginning units            100,495      521,630      110,609     1,053,691     307,030     250,824      99,132      610,496
                        ----------  -----------   ----------   -----------  ----------  ----------  ----------   ----------
Ending units                98,526      428,555       89,751     1,070,788     300,518     276,313     100,765      766,648
                        ==========  ===========   ==========   ===========  ==========  ==========  ==========   ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                           MFS
                                              International International   Marsico   Massachusetts     MFS
                         Growth-  High-Yield   Diversified      Growth      Focused     Investors      Total      Mid-Cap
                          Income     Bond       Equities      and Income     Growth       Trust       Return      Growth
                        Portfolio  Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                        (Class 3)  (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                        --------- ----------  ------------- ------------- ----------  ------------- ----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $ (2,647) $  214,008  $   (48,709)   $  (169,066) $  (16,801)  $  (16,064)  $  169,348  $  (57,766)
   Net realized gains
      (losses) from
      securities
      transactions       (65,744)   (241,519)    (343,244)    (1,740,005)   (105,788)     (45,859)    (602,190)   (107,665)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        211,266     973,651    2,966,435      4,726,408     551,642    1,146,054    1,631,244   1,429,261
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
      Increase
         (decrease) in
         net assets
         from
         operations      142,875     946,140    2,574,482      2,817,337     429,053    1,084,131    1,198,402   1,263,830
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
From capital
   transactions:
   Net proceeds from
      units sold           5,122      95,765       63,732        308,552     103,578      408,984       66,632      21,358
   Cost of units
      redeemed           (44,905)   (167,806)    (750,462)      (680,908)    (92,452)    (283,125)    (543,800)   (246,594)
   Net transfers         (23,585)    359,011     (404,538)       259,297     150,944      636,211      173,468    (125,105)
   Contract maintenance
      charge                (155)       (526)      (2,150)        (1,815)       (432)        (593)      (2,049)       (768)
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions    (63,523)    286,444   (1,093,418)      (114,874)    161,638      761,477     (305,749)   (351,109)
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
Increase (decrease) in
   net assets             79,352   1,232,584    1,481,064      2,702,463     590,691    1,845,608      892,653     912,721
Net assets at beginning
   of period             572,672   2,126,355   10,202,829      9,864,933   1,500,606    3,526,622    7,919,481   3,322,545
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
Net assets at end of
   period               $652,024  $3,358,939  $11,683,893    $12,567,396  $2,091,297   $5,372,230   $8,812,134  $4,235,266
                        ========  ==========  ===========    ===========  ==========   ==========   ==========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                284       7,062        6,329         32,071      11,403       27,492        4,010       2,708
   Units redeemed         (2,135)    (10,795)     (71,268)       (60,269)    (10,968)     (15,960)     (27,238)    (29,737)
   Units transferred      (1,034)     25,445      (36,404)        47,030      16,562       46,884        7,458     (16,041)
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
Increase (decrease) in
   units outstanding      (2,885)     21,712     (101,343)        18,832      16,997       58,416      (15,770)    (43,070)
Beginning units           32,766     162,434    1,062,717        985,627     192,620      229,069      403,274     486,422
                        --------  ----------  -----------    -----------  ----------   ----------   ----------  ----------
Ending units              29,881     184,146      961,374      1,004,459     209,617      287,485      387,504     443,352
                        ========  ==========  ===========    ===========  ==========   ==========   ==========  ==========

       The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                       Small &       Small                             Total
                                       Mid Cap      Company                Telecom     Return      Capital
                        Real Estate     Value        Value    Technology   Utility     Bond        Growth    Comstock
                         Portfolio    Portfolio    Portfolio   Portfolio  Portfolio  Portfolio    Portfolio  Portfolio
                         (Class 3)    (Class 3)    (Class 3)   (Class 3)  (Class 3)  (Class 3)   (Class II) (Class II)
                        -----------  -----------  ----------  ----------  --------- -----------  ---------- ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    21,142  $  (130,929) $  (42,151) $  (16,795) $ 18,365  $    47,804   $ (7,485) $  180,791
   Net realized gains
      (losses) from
      securities
      transactions       (2,452,802)    (426,384)   (387,876)   (103,966)  (30,270)      68,637    (20,267)   (441,794)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments         4,640,787    5,456,522   1,699,026     542,008   148,439      592,758    269,179   1,918,792
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
      Increase
         (decrease) in
         net assets
         from
         operations       2,209,127    4,899,209   1,268,999     421,247   136,534      709,199    241,427   1,657,789
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
From capital
   transactions:
   Net proceeds from
      units sold            335,834      562,178     224,929      11,270    16,671    1,449,999        204     402,064
   Cost of units
      redeemed             (344,969)    (694,830)   (343,500)    (87,655)  (17,239)    (284,907)   (31,615)   (365,144)
   Net transfers              3,705     (298,985)    194,947     123,203   (43,550)   3,903,112     65,226     508,881
   Contract maintenance
      charge                 (1,457)      (2,768)       (777)       (317)     (183)        (896)       (98)     (1,175)
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions        (6,887)    (434,405)     75,599      46,501   (44,301)   5,067,308     33,717     544,626
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
Increase (decrease) in
   net assets             2,202,240    4,464,804   1,344,598     467,748    92,233    5,776,507    275,144   2,202,415
Net assets at beginning
   of period              6,211,664   11,661,879   3,792,982     886,741   480,483    5,896,578    354,726   5,399,811
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
Net assets at end of
   period               $ 8,413,904  $16,126,683  $5,137,580  $1,354,489  $572,716  $11,673,085   $629,870  $7,602,226
                        ===========  ===========  ==========  ==========  ========  ===========   ========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                29,561       48,311      34,506       7,804     1,546       80,534         31      47,690
   Units redeemed           (23,479)     (53,694)    (50,958)    (53,318)   (1,517)     (12,543)    (4,094)    (39,565)
   Units transferred         32,206          409      43,944      67,538    (3,184)     182,838      9,425      67,494
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
Increase (decrease) in
   units outstanding         38,288       (4,974)     27,492      22,024    (3,155)     250,829      5,362      75,619
Beginning units             451,145    1,039,983     625,812     651,042    43,804      277,340     62,558     625,183
                        -----------  -----------  ----------  ----------  --------  -----------   --------  ----------
Ending units                489,433    1,035,009     653,304     673,066    40,649      528,169     67,920     700,802
                        ===========  ===========  ==========  ==========  ========  ===========   ========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                           Growth     Diversified    Equity               LargeCap   LargeCap   MidCap      Money
                         and Income  International   Income      Income     Blend     Growth     Blend      Market
                         Portfolio      Account      Account    Account  Account II  Account    Account    Account
                         (Class II)    (Class 2)    (Class 2)  (Class 2)  (Class 2) (Class 2)  (Class 2)  (Class 2)
                        -----------  ------------- ----------  --------- ---------- --------- ----------  ---------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   339,954    $  9,714    $   32,685  $ 24,536   $  (235)   $  (545) $   (1,373) $  (4,424)
   Net realized gains
      (losses) from
      securities
      transactions         (730,564)    (34,634)     (207,107)   (5,957)   (6,937)      (176)   (128,285)         0
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments         4,054,509     120,949       314,676    27,656    28,145     10,585     510,514          0
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
      Increase
         (decrease) in
         net assets
         from
         operations       3,663,899      96,029       140,254    46,235    20,973      9,864     380,856     (4,424)
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
From capital
   transactions:
   Net proceeds from
      units sold            596,536           0             0         0         0          0           0          0
   Cost of units
      redeemed           (1,154,164)    (22,585)     (207,138)  (66,235)   (3,625)      (627)   (250,353)  (594,581)
   Net transfers            684,465      (1,224)     (146,454)      576      (627)         0      (1,208)    57,797
   Contract maintenance
      charge                 (2,851)       (146)         (379)     (117)      (38)        (5)     (1,334)       (62)
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       123,986     (23,955)     (353,971)  (65,776)   (4,290)      (632)   (252,895)  (536,846)
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
Increase (decrease) in
   net assets             3,787,885      72,074      (213,717)  (19,541)   16,683      9,232     127,961   (541,270)
Net assets at beginning
   of period             14,909,895     398,229     1,255,089   328,247    78,807     39,948   1,559,723    720,242
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
Net assets at end of
   period               $18,697,780    $470,303    $1,041,372  $308,706   $95,490    $49,180  $1,687,684  $ 178,972
                        ===========    ========    ==========  ========   =======    =======  ==========  =========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                60,673           0             0         0         0          0           0          0
   Units redeemed          (104,629)     (4,362)      (29,695)   (8,956)     (748)      (111)    (33,706)   (98,768)
   Units transferred         88,822        (295)      (24,301)       49       (98)         0        (196)     9,695
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
Increase (decrease) in
   units outstanding         44,866      (4,657)      (53,996)   (8,907)     (846)      (111)    (33,902)   (89,073)
Beginning units           1,453,484      86,227       182,583    46,657    17,631      8,350     237,021    119,261
                        -----------    --------    ----------  --------   -------    -------  ----------  ---------
Ending units              1,498,350      81,570       128,587    37,750    16,785      8,239     203,119     30,188
                        ===========    ========    ==========  ========   =======    =======  ==========  =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     Principal                               SAM           SAM         SAM        SAM
                         Mortgage     Capital   Real Estate    SAM       Conservative Conservative  Flexible   Strategic
                        Securities Appreciation  Securities   Balanced     Balanced      Growth      Income      Growth
                         Account      Account     Account    Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
                        (Class 2)    (Class 2)   (Class 2)   (Class 2)     (Class 2)    (Class 2)   (Class 2)  (Class 2)
                        ---------- ------------ ----------- -----------  ------------ ------------ ----------  ---------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $   187    $  (2,584)    $   323   $   194,425   $   9,129    $   42,870  $   28,925  $  4,550
   Net realized gains
      (losses) from
      securities
      transactions           (48)     (56,709)     (4,296)     (465,921)   (103,353)      (54,418)   (127,336)    1,116
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments             18      151,883       8,596     2,117,543     152,965       292,776     255,219    50,258
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
      Increase
         (decrease) in
         net assets
         from
         operations          157       92,590       4,623     1,846,047      58,741       281,228     156,808    55,924
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
From capital
   transactions:
   Net proceeds from
      units sold               0            0           0             0           0           226           0         0
   Cost of units
      redeemed            (2,471)    (106,774)     (1,061)   (1,910,973)   (357,883)     (140,282)   (313,397)   (1,987)
   Net transfers             217      (18,474)       (957)      462,660     (82,693)     (204,884)   (132,497)      724
   Contract maintenance
      charge                 (21)        (117)        (17)       (4,765)       (359)         (586)       (622)     (107)
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     (2,275)    (125,365)     (2,035)   (1,453,078)   (440,935)     (345,526)   (446,516)   (1,370)
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
Increase (decrease) in
   net assets             (2,118)     (32,775)      2,588       392,969    (382,194)      (64,298)   (289,708)   54,554
Net assets at beginning
   of period               3,903      456,753      20,469     9,843,630     649,805     1,573,396   1,280,792   223,739
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
Net assets at end of
   period                $ 1,785    $ 423,978     $23,057   $10,236,599   $ 267,611    $1,509,098  $  991,084  $278,293
                         =======    =========     =======   ===========   =========    ==========  ==========  ========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  0            0           0             0           0            29           0         0
   Units redeemed           (341)     (12,214)       (103)     (240,714)    (58,917)      (17,640)    (42,795)     (247)
   Units transferred          31       (2,314)        (99)       56,917     (12,224)      (29,474)    (18,657)       89
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
Increase (decrease) in
   units outstanding        (310)     (14,528)       (202)     (183,797)    (71,141)      (47,085)    (61,452)     (158)
Beginning units              555       53,444       1,822     1,283,256     107,666       211,521     175,382    29,030
                         -------    ---------     -------   -----------   ---------    ----------  ----------  --------
Ending units                 245       38,916       1,620     1,099,459      36,525       164,436     113,930    28,872
                         =======    =========     =======   ===========   =========    ==========  ==========  ========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                           Columbia
                                                           Marsico
                                                Columbia   Focused
                                                  High     Equities
                        Short-Term  SmallCap  Yield Fund,   Fund,      Asset       Global                   Growth-
                          Income     Growth     Variable   Variable Allocation     Growth       Growth       Income
                          Account  Account II   Series      Series     Fund         Fund         Fund         Fund
                         (Class 2)  (Class 2)  (Class A)  (Class A)  (Class 2)   (Class 2)    (Class 2)    (Class 2)
                        ---------- ---------- ----------- --------- ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $  2,430   $   (308)  $ 20,400   $ (4,599) $   28,299  $    (6,471) $   (76,777) $    19,955
   Net realized gains
      (losses) from
      securities
      transactions             58     (3,549)    (6,238)   (28,967)    (70,716)    (458,203)  (1,000,819)    (975,787)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments             995      8,671     66,797    154,998     451,588    3,911,701    4,113,729    3,962,568
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations         3,483      4,814     80,959    121,432     409,171    3,447,027    3,036,133    3,006,736
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold                0          0      2,281      5,000      18,386       23,032       28,372       28,946
   Cost of units
      redeemed             (3,169)   (11,762)    (7,056)   (23,738)   (114,741)    (842,084)    (711,105)    (920,985)
   Net transfers          100,737        135     45,618     (4,628)    102,800   (1,055,811)    (764,530)    (640,918)
   Contract maintenance
      charge                  (74)       (18)       (53)      (144)       (484)      (2,223)      (2,102)      (2,371)
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      97,494    (11,645)    40,790    (23,510)      5,961   (1,877,086)  (1,449,365)  (1,535,328)
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
Increase (decrease) in
   net assets             100,977     (6,831)   121,749     97,922     415,132    1,569,941    1,586,768    1,471,408
Net assets at beginning
   of period               41,025     20,944    171,563    475,471   1,654,437    9,375,646    9,108,184   11,399,496
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
Net assets at end of
   period                $142,002   $ 14,113   $293,312   $573,393  $2,069,569  $10,945,587  $10,694,952  $12,870,904
                         ========   ========   ========   ========  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   0          0        183        512       1,483        1,393        2,151        2,232
   Units redeemed            (460)    (2,527)      (481)    (2,797)     (8,641)     (48,025)     (51,133)     (73,419)
   Units transferred       14,189         32      3,266       (621)      9,532      (59,032)     (58,714)     (54,574)
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding       13,729     (2,495)     2,968     (2,906)      2,374     (105,664)    (107,696)    (125,761)
Beginning units             6,234      5,213     14,606     61,746     135,339      625,386      736,241      979,919
                         --------   --------   --------   --------  ----------  -----------  -----------  -----------
Ending units               19,963      2,718     17,574     58,840     137,713      519,722      628,545      854,158
                         ========   ========   ========   ========  ==========  ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                    MTB Managed  MTB Managed MTB Managed  Franklin
                        Growth and    Mid Cap  MTB Large MTB Large   Allocation  Allocation   Allocation   Income
                          Income       Value      Cap       Cap        Fund -      Fund -       Fund -   Securities
                         Portfolio  Portfolio   Growth     Value     Aggressive Conservative   Moderate     Fund
                        (Class VC)  (Class VC)  Fund II   Fund II    Growth II    Growth II   Growth II   (Class 2)
                        ----------  ---------- --------- ---------  ----------- ------------ ----------- ----------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $  (40,434)  $   (507) $   (316) $    (116)  $    (495)   $    (57)   $ (1,805)  $   76,616
   Net realized gains
      (losses) from
      securities
      transactions        (404,219)   (18,982)  (30,384)  (107,646)   (108,961)     (5,236)    (27,197)     (51,088)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     1,944,029     60,485    30,412     98,243      90,902       3,706      50,183      369,900
                        ----------   --------  --------  ---------   ---------    --------    --------   ----------
      Increase
         (decrease) in
         net assets
         from
         operations      1,499,376     40,996      (288)    (9,519)    (18,554)     (1,587)     21,181      395,428
                        ----------   --------  --------  ---------   ---------    --------    --------   ----------
From capital
   transactions:
   Net proceeds from
      units sold           292,189        226         0          0           0           0           0      129,779
   Cost of units
      redeemed            (306,114)   (16,049)   (1,381)    (1,370)       (322)        (39)       (879)     (39,942)
   Net transfers           576,971     28,537   (68,183)  (147,049)    (95,442)    (17,029)    (11,538)     527,992
   Contract maintenance
      charge                (1,592)      (127)      (12)        (9)          0           0         (32)        (297)
                        ----------   --------  --------  ---------   ---------    --------    --------   ----------
      Increase
         (decrease)
         in net assets
         from capital
         transactions      561,454     12,587   (69,576)  (148,428)    (95,764)    (17,068)    (12,449)     617,532
                        ----------   --------  --------  ---------   ---------    --------    --------   ----------
Increase (decrease) in
   net assets            2,060,830     53,583   (69,864)  (157,947)   (114,318)    (18,655)      8,732    1,012,960
Net assets at beginning
   of period             7,912,037    136,788    69,864    157,947     114,318      18,655     127,133      831,032
                        ----------   --------  --------  ---------   ---------    --------    --------   ----------
Net assets at end of
   period               $9,972,867   $190,371  $      0  $       0   $       0    $      0    $135,865   $1,843,992
                        ==========   ========  ========  =========   =========    ========    ========   ==========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
      OUTSTANDING:
   Units sold               33,849        24         0          0            0           0           0       15,515
   Units redeemed          (34,492)   (1,620)     (251)      (261)         (63)         (5)       (117)      (5,024)
   Units transferred        72,914     3,187   (10,810)   (27,013)     (18,682)     (2,272)     (2,272)      67,549
                        ----------  --------  --------  ---------    ---------    --------    --------   ----------
Increase (decrease) in
   units outstanding        72,271     1,591   (11,061)   (27,274)     (18,745)     (2,277)     (2,389)      78,040
Beginning units            912,391    14,663    11,061     27,274       18,745       2,277      17,532      118,076
                        ----------  --------  --------  ---------    ---------    --------    --------   ----------
Ending units               984,662    16,254         0          0            0           0      15,143      196,116
                        ==========  ========  ========  =========    =========    ========    ========   ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                           Franklin
                         Templeton VIP
                        Founding Funds
                        Allocation Fund
                           (Class 2)
                        ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)       $   25,059
   Net realized gains
      (losses) from
      securities
      transactions          (171,723)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments         630,067
                          ----------
      Increase
         (decrease)
         in net assets
         from
         operations          483,403
                          ----------
From capital
   transactions:
   Net proceeds from
      units sold              27,364
   Cost of units
      redeemed               (57,140)
   Net transfers             364,784
   Contract maintenance
      charge                    (470)
                          ----------
      Increase
         (decrease)
         in net assets
         from capital
         transactions        334,538
                          ----------
Increase (decrease) in
   net assets                817,941
Net assets at beginning
   of period               1,542,126
                          ----------
Net assets at end of
   period                 $2,360,067
                          ==========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
      OUTSTANDING:
   Units sold                  3,278
   Units redeemed             (7,859)
   Units transferred          49,691
                          ----------
Increase (decrease) in
   units outstanding          45,110
Beginning units              233,058
                          ----------
Ending units                 278,168
                          ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                    Government                                                        Government
                           Asset        Capital    and Quality                 Natural       Asset        Capital         and
                         Allocation  Appreciation      Bond        Growth     Resources    Allocation  Appreciation  Quality Bond
                         Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                         (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 3)     (Class 3)     (Class 3)
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)     $    93,301  $   (255,951) $   344,693  $   (69,812) $   (47,691) $    37,773  $   (253,564) $   716,436
   Net realized gains
      (losses) from
      securities
      transactions          993,521     3,623,375      (72,095)     840,251    2,359,537      281,152     3,456,087      (49,159)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments     (2,808,524)  (11,776,885)      29,127   (4,883,628)  (6,388,349)  (1,038,205)  (12,007,612)     (30,661)
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
      Increase
         (decrease)
         in net assets
         from
         operations      (1,721,702)   (8,409,461)     301,725   (4,113,189)  (4,076,503)    (719,280)   (8,805,089)     636,616
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
From capital
   transactions:
   Net proceeds from
      units sold            305,197        14,789       44,114       22,171       24,864      241,779     1,516,830    3,926,086
   Cost of units
      redeemed           (2,017,154)   (3,640,065)  (4,044,488)  (1,786,855)  (1,028,727)     (24,875)     (868,897)  (2,108,156)
   Net transfers           (211,569)   (1,082,669)   1,639,814     (473,344)    (797,083)    (125,907)    1,099,661     (340,839)
   Contract maintenance
      charge                 (2,173)       (5,277)      (3,404)      (2,780)      (1,659)        (470)       (2,225)      (3,532)
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions    (1,925,699)   (4,713,222)  (2,363,964)  (2,240,808)  (1,802,605)      90,527     1,745,369    1,473,559
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
   net assets            (3,647,401)  (13,122,683)  (2,062,239)  (6,353,997)  (5,879,108)    (628,753)   (7,059,720)   2,110,175
Net assets at beginning
   of period              8,441,259    23,633,281   14,162,953   11,517,240    9,382,357    2,865,079    20,055,223   23,995,800
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
   period               $ 4,793,858  $ 10,510,598  $12,100,714  $ 5,163,243  $ 3,503,249  $ 2,236,326  $ 12,995,503  $26,105,975
                        ===========  ============  ===========  ===========  ===========  ===========  ============  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                12,032           305        2,385          630          376       11,522        45,492      240,816
   Units redeemed           (80,872)      (81,175)    (221,312)     (56,983)     (19,081)      (1,138)      (22,596)    (118,198)
   Units transferred         (9,447)      (23,911)      88,282      (16,659)     (15,574)      (4,769)       45,083      (17,061)
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
   units outstanding        (78,287)     (104,781)    (130,645)     (73,012)     (34,279)       5,615        67,979      105,557
Beginning units             312,307       431,219      774,986      309,303      140,008      107,800       415,143    1,343,538
                        -----------  ------------  -----------  -----------  -----------  -----------  ------------  -----------
Ending units                234,020       326,438      644,341      236,291      105,729      113,415       483,122    1,449,095
                        ===========  ============  ===========  ===========  ===========  ===========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                        Natural     Aggressive    Alliance                  Blue Chip     Capital       Cash
                           Growth      Resources      Growth       Growth       Balanced      Growth      Growth     Management
                         Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 3)     (Class 3)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                        -----------  ------------  -----------  ------------  -----------  -----------  ----------   -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (99,044) $   (76,662)  $   (34,358) $   (224,121) $    85,941  $   (16,458) $  (12,967)  $   252,613
   Net realized gains
      (losses) from
      securities
      transactions        1,283,048    1,758,247      (500,389)   (1,180,108)    (211,808)      93,557      17,366       (71,520)
   Change in net
      unrealized
      appreciation
     (depreciation)
      of investments     (5,702,930)  (6,814,489)   (1,870,823)   (6,828,521)  (1,437,234)    (744,364)   (503,803)     (212,565)
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
      Increase
         (decrease) in
         net assets
         from
         operations      (4,518,926)  (5,132,904)   (2,405,570)   (8,232,750)  (1,563,101)    (667,265)   (499,404)      (31,472)
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
From capital
   transactions:
   Net proceeds from
      units sold            812,230      884,731         3,330       239,116       13,708        2,118       4,074        27,632
   Cost of units
      redeemed             (506,317)    (282,950)     (868,716)   (3,695,465)  (1,309,722)    (231,337)   (161,121)   (8,097,116)
   Net transfers            312,970    1,563,575      (296,178)     (697,755)     (57,024)    (241,174)    237,175     7,556,753
   Contract
      maintenance
      charge                 (1,229)      (1,672)       (1,825)       (8,011)      (2,433)        (362)       (184)       (2,459)
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       617,654    2,163,684    (1,163,389)   (4,162,115)  (1,355,471)    (470,755)     79,944      (515,190)
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
Increase (decrease) in
   net assets            (3,901,272)  (2,969,220)   (3,568,959)  (12,394,865)  (2,918,572)  (1,138,020)   (419,460)     (546,662)
Net assets at
   beginning of period   10,375,610    8,543,766     5,378,067    22,663,561    6,652,880    2,022,555   1,025,914    11,560,079
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
Net assets at end of
   period               $ 6,474,338  $ 5,574,546   $ 1,809,108  $ 10,268,696  $ 3,734,308  $   884,535  $  606,454   $11,013,417
                        ===========  ===========   ===========  ============  ===========  ===========  ==========   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                33,860       21,968           253         7,532          912          389         517         2,001
   Units redeemed           (18,235)      (6,315)      (65,777)     (119,538)     (87,057)     (38,629)    (23,959)     (588,371)
   Units transferred         17,727       37,175       (21,396)      (23,470)      (4,126)     (38,800)     34,045       549,493
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
Increase (decrease) in
   units outstanding         33,352       52,828       (86,920)     (135,476)     (90,271)     (77,040)     10,603       (36,877)
Beginning units             283,565      136,467       311,668       605,572      390,821      283,134     112,149       838,478
                        -----------  -----------   -----------  ------------  -----------  -----------  ----------   -----------
Ending units                316,917      189,295       224,748       470,096      300,550      206,094     122,752       801,601
                        ===========  ===========   ===========  ============  ===========  ===========  ==========   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                         Corporate   Davis Venture  "Dogs" of     Emerging       Equity    Fundamental                  Global
                            Bond         Value     Wall Street     Markets   Opportunities    Growth    Global Bond    Equities
                         Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                        -----------  ------------- -----------  ------------ ------------- -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   156,252  $      6,888  $    29,006  $    (8,297)  $     3,112  $   (71,150) $    53,052  $    26,440
   Net realized gains
      (losses) from
      securities
      transactions          (18,193)    5,877,159      163,874    2,114,626       795,736     (438,786)     172,066      (23,993)
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments       (694,686)  (19,263,393)    (689,336)  (6,772,156)   (3,152,502)  (2,039,791)    (143,916)  (2,347,288)
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
      Increase
         (decrease)
         in net assets
         from
         operations        (556,627)  (13,379,346)    (496,456)  (4,665,827)   (2,353,654)  (2,549,727)      81,202   (2,344,841)
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold              9,050       315,835        1,047        2,821         6,422       26,131       14,836        5,634
   Cost of units
      redeemed           (1,597,411)   (6,165,067)    (310,831)    (895,184)     (826,444)    (957,971)  (1,186,754)    (873,570)
   Net transfers           (172,421)   (2,525,654)     (72,954)    (850,199)      556,701      176,762      954,167       73,757
   Contract
      maintenance
      charge                 (1,379)      (10,380)        (562)      (1,441)       (1,209)      (2,505)        (765)      (1,478)
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
      Increase
         (decrease)
         in net assets
         from capital
         transactions    (1,762,161)   (8,385,266)    (383,300)  (1,744,003)     (264,530)    (757,583)    (218,516)    (795,657)
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
Increase (decrease) in
   net assets            (2,318,788)  (21,764,612)    (879,756)  (6,409,830)   (2,618,184)  (3,307,310)    (137,314)  (3,140,498)
Net assets at beginning
   of period              7,018,427    40,562,908    2,042,844    9,186,700     5,963,389    6,025,255    3,229,381    5,706,422
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
Net assets at end of
   period               $ 4,699,639  $ 18,798,296  $ 1,163,088  $ 2,776,870   $ 3,345,205  $ 2,717,945  $ 3,092,067  $ 2,565,924
                        ===========  ============  ===========  ===========   ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   489         8,626           83          132           379        1,381          745          255
   Units redeemed           (88,676)     (176,950)     (27,410)     (45,910)      (48,146)     (53,074)     (58,337)     (41,800)
   Units transferred        (10,712)      (70,469)      (7,070)     (54,584)       26,222        4,289       44,517         (123)
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding        (98,899)     (238,793)     (34,397)    (100,362)      (21,545)     (47,404)     (13,075)     (41,668)
Beginning units             376,365       998,715      161,862      343,033       289,893      279,353      163,504      215,330
                        -----------  ------------  -----------  -----------   -----------  -----------  -----------  -----------
Ending units                277,466       759,922      127,465      242,671       268,348      231,949      150,429      173,662
                        ===========  ============  ===========  ===========   ===========  ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                  MFS
                                                                 International International Massachusetts     MFS
                           Growth        Growth-     High-Yield   Diversified     Growth       Investors      Total       Mid-Cap
                        Opportunities    Income         Bond        Equities    and Income       Trust        Return      Growth
                          Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                        ------------- ------------  -----------  ------------- ------------- ------------- -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)       $ (11,848)  $    (69,025) $   518,614   $    99,047   $    72,202   $   (35,189) $   192,149  $   (54,769)
   Net realized gains
      (losses) from
      securities
      transactions           41,434      1,417,274     (660,466)      395,266       952,313       231,834      692,461     (200,038)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          (387,226)    (8,668,902)  (2,021,683)   (3,366,166)   (4,729,477)   (2,307,411)  (4,138,015)  (1,647,414)
                          ---------   ------------  -----------   -----------   -----------   -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations        (357,640)    (7,320,653)  (2,163,535)   (2,871,853)   (3,704,962)   (2,110,766)  (3,253,405)  (1,902,221)
                          ---------   ------------  -----------   -----------   -----------   -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold              1,680         19,877       34,546        24,763        23,258         3,971      287,476       32,200
   Cost of units
      redeemed             (226,776)    (3,216,234)  (1,354,200)   (1,060,892)   (1,375,699)   (1,703,593)  (3,348,219)    (773,352)
   Net transfers            195,474       (651,355)  (2,296,989)        8,829    (1,403,088)     (284,081)    (682,209)     (36,905)
   Contract maintenance
      charge                   (244)        (5,847)      (1,618)       (1,488)       (1,802)       (1,948)      (3,948)      (1,311)
                          ---------   ------------  -----------   -----------   -----------   -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (29,866)    (3,853,559)  (3,618,261)   (1,028,788)   (2,757,331)   (1,985,651)  (3,746,900)    (779,368)
                          ---------   ------------  -----------   -----------   -----------   -----------  -----------  -----------
Increase (decrease) in
   net assets              (387,506)   (11,174,212)  (5,781,796)   (3,900,641)   (6,462,293)   (4,096,417)  (7,000,305)  (2,681,589)
Net assets at
   beginning of period      950,205     19,342,480    9,189,786     7,707,529     9,970,653     7,771,754   16,180,092    4,877,307
                          ---------   ------------  -----------   -----------   -----------   -----------  -----------  -----------
Net assets at end of
   period                 $ 562,699   $  8,168,268  $ 3,407,990   $ 3,806,888   $ 3,508,360   $ 3,675,337  $ 9,179,787  $ 2,195,718
                          =========   ============  ===========   ===========   ===========   ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   274            661        1,672        1,592          1,289           172       10,582        2,836
   Units redeemed           (40,118)      (116,830)     (76,240)     (76,834)       (85,143)      (73,798)    (129,406)     (74,166)
   Units transferred         31,126        (22,821)    (119,793)      (4,696)       (85,672)      (14,253)     (27,723)      (3,710)
                          ---------   ------------  -----------  -----------    -----------   -----------  -----------  -----------
Increase (decrease) in
   units outstanding         (8,718)      (138,990)    (194,361)     (79,938)      (169,526)      (87,879)    (146,547)     (75,040)
Beginning units             139,965        558,140      436,769      465,852        499,348       303,773      560,824      388,873
                          ---------   ------------  -----------  -----------    -----------   -----------  -----------  -----------
Ending units                131,247        419,150      242,408      385,914        329,822       215,894      414,277      313,833
                          =========   ============  ===========  ===========    ===========   ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                Total                                 American       American
                           Real                   Telecom      Return     Aggressive   Alliance     Funds Asset    Funds Global
                          Estate     Technology   Utility       Bond        Growth      Growth       Allocation       Growth
                         Portfolio    Portfolio  Portfolio    Portfolio   Portfolio    Portfolio   SAST Portfolio SAST Portfolio
                         (Class 1)    (Class 1)  (Class 1)    (Class 1)   (Class 3)    (Class 3)     (Class 3)       (Class 3)
                        -----------  ---------- -----------  ----------  -----------  -----------  -------------- --------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    52,796  $  (8,142) $    15,170  $   44,841  $   (18,133) $  (155,911)   $   (2,330)   $    (5,282)
   Net realized gains
      (losses) from
      securities
      transactions          408,534    (50,198)     (29,242)    (10,274)     (48,415)     (34,722)      (10,343)        18,350
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        (2,241,948)  (333,552)    (741,101)     39,878     (933,841)  (5,037,673)     (355,575)    (1,787,358)
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
      Increase
         (decrease) in
         net assets
         from
         operations      (1,780,618)  (391,892)    (755,173)     74,445   (1,000,389)  (5,228,306)     (368,248)    (1,774,290)
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
From capital
   transactions:
   Net proceeds from
      units sold              1,340      1,294        1,879           0       98,348       71,494       426,952      2,079,982
   Cost of units
      redeemed             (572,031)   (86,037)    (332,500)   (410,283)     (82,481)    (534,223)      (16,815)       (44,670)
   Net transfers           (562,471)   (38,286)      19,926    (130,190)     (46,654)    (262,962)      342,325      1,616,817
   Contract maintenance
      charge                 (1,011)      (156)        (599)       (844)        (285)      (1,347)         (111)          (418)
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
      Increase
         (decrease) in
         net assets
         from
         capital
         transactions    (1,134,173)  (123,185)    (311,294)   (541,317)     (31,072)    (727,038)      752,351      3,651,711
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
Increase (decrease) in
   net assets            (2,914,791)  (515,077)  (1,066,467)   (466,872)  (1,031,461)  (5,955,344)      384,103      1,877,421
Net assets at beginning
   of period              4,886,772    785,794    2,152,052   2,724,530    1,871,727   12,940,033       671,855      2,144,751
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
Net assets at end of
   period               $ 1,971,981  $ 270,717  $ 1,085,585  $2,257,658  $   840,266  $ 6,984,689    $1,055,958    $ 4,022,172
                        ===========  =========  ===========  ==========  ===========  ===========    ==========    ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                    57        545          110           0        6,263        2,250        42,517        199,443
   Units redeemed           (23,826)   (44,981)     (22,716)    (18,652)      (7,880)     (20,375)       (1,744)        (5,367)
   Units transferred        (25,710)   (32,918)       1,041      (5,748)      (2,087)      (6,763)       37,067        178,056
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
Increase (decrease) in
   units outstanding        (49,479)   (77,354)     (21,565)    (24,400)      (3,704)     (24,888)       77,840        372,132
Beginning units             183,435    272,152      118,963     122,457      110,612      364,831        60,994        176,891
                        -----------  ---------  -----------  ----------  -----------  -----------    ----------    -----------
Ending units                133,956    194,798       97,398      98,057      106,908      339,943       138,834        549,023
                        ===========  =========  ===========  ==========  ===========  ===========    ==========    ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                      American
                         American       Funds
                           Funds       Growth-                    Blue                                              Davis
                          Growth       Income                     Chip      Capital        Cash      Corporate     Venture
                           SAST         SAST       Balanced      Growth     Growth      Management      Bond        Value
                         Portfolio    Portfolio    Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                         (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   (37,147) $   (25,862) $   11,517  $  (20,562) $   (38,045) $   221,282  $   525,263  $    (17,116)
   Net realized gains
      (losses) from
      securities
      transactions           (4,980)     (10,225)    (27,077)     (6,255)      (7,373)      (7,345)    (259,081)    3,117,433
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        (2,390,573)  (2,284,704)   (226,997)   (716,678)  (1,434,767)    (282,363)  (2,067,837)  (14,012,699)
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
      Increase
         (decrease) in
         net assets
         from
         operations      (2,432,700)  (2,320,791)   (242,557)   (743,495)  (1,480,185)     (68,426)  (1,801,655)  (10,912,382)
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
From capital
   transactions:
   Net proceeds from
      units sold          2,502,717    2,336,531      63,906     211,292      749,788      712,788    3,872,676     2,125,525
   Cost of units
      redeemed              (70,444)     (66,109)   (331,521)    (91,028)     (70,299)  (3,348,021)    (795,985)   (1,378,534)
   Net transfers          2,481,239    2,325,938      35,392     120,022      954,177    5,462,536      744,782       951,074
   Contract maintenance
      charge                   (511)        (577)       (218)       (253)        (209)        (879)      (1,969)       (3,211)
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     4,913,001    4,595,783    (232,441)    240,033    1,633,457    2,826,424    3,819,504     1,694,854
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
   net assets             2,480,301    2,274,992    (474,998)   (503,462)     153,272    2,757,998    2,017,849    (9,217,528)
Net assets at beginning
   of period              1,943,365    2,938,575   1,067,741   1,639,385    1,981,845    8,999,290   14,478,797    26,666,455
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
Net assets at end of
   period               $ 4,423,666  $ 5,213,567  $  592,743  $1,135,923  $ 2,135,117  $11,757,288  $16,496,646  $ 17,448,927
                        ===========  ===========  ==========  ==========  ===========  ===========  ===========  ============
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold               241,011      245,004       3,093      33,240       84,700       52,880      234,453        77,114
   Units redeemed            (9,197)      (8,184)    (21,085)    (19,953)     (10,491)    (248,385)     (46,632)      (48,200)
   Units transferred        289,188      279,747       2,612      23,428      139,345      411,147       38,721        50,867
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
   units outstanding        521,002      516,567     (15,380)     36,715      213,554      215,642      226,542        79,781
Beginning units             165,497      270,753      63,949     233,074      220,270      664,280      800,282       690,684
                        -----------  -----------  ----------  ----------  -----------  -----------  -----------  ------------
Ending units                686,499      787,320      48,569     269,789      433,824      879,922    1,026,824       770,465
                        ===========  ===========  ==========  ==========  ===========  ===========  ===========  ============

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                         "Dogs" of
                           Wall      Emerging        Equity       Foreign    Fundamental     Global     Global        Growth
                          Street      Markets    Opportunities     Value        Growth        Bond     Equities    Opportunities
                         Portfolio   Portfolio     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                         (Class 3)   (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 3)
                        ----------  -----------  ------------- ------------  -----------  ----------  -----------  -------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   18,323  $    (4,192)  $    (5,500) $    245,595  $   (57,518) $   81,294  $     9,294  $   (35,013)
   Net realized gains
      (losses) from
      securities
      transactions         170,413    2,645,654       243,725     1,434,704      (32,179)     95,206       50,790       16,865
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments         (534,009)  (9,116,251)   (1,146,403)  (10,513,891)  (2,131,399)    (53,278)  (1,090,582)  (1,098,044)
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations       (345,273)  (6,474,789)     (908,178)   (8,833,592)  (2,221,096)    123,222   (1,030,498)  (1,116,192)
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold           137,126    1,383,741        67,264     2,363,018    1,277,360   1,202,927      284,131    1,098,865
   Cost of units
      redeemed             (32,759)    (252,477)     (150,320)     (971,739)    (143,029)   (140,182)    (146,061)     (74,342)
   Net transfers           (52,942)   1,685,140       (42,564)    1,361,557    1,663,694     987,842      100,758      441,458
   Contract maintenance
      charge                  (201)      (1,229)         (256)       (2,426)        (297)       (399)        (227)        (288)
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       51,224    2,815,175      (125,876)    2,750,410    2,797,728   2,050,188      238,601    1,465,693
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in
   net assets             (294,049)  (3,659,614)   (1,034,054)   (6,083,182)     576,632   2,173,410     (791,897)     349,501
Net assets at
   beginning of period   1,190,708    9,414,141     2,354,023    19,274,063    2,713,773   2,710,602    2,163,754    2,253,282
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
Net assets at end of
   period               $  896,659  $ 5,754,527   $ 1,319,969  $ 13,190,881  $ 3,290,405  $4,884,012  $ 1,371,857  $ 2,602,783
                        ==========  ===========   ===========  ============  ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold               12,113       66,664         4,632       141,330       75,749      65,137       16,554      190,519
   Units redeemed           (3,214)     (14,658)       (9,915)      (61,882)     (10,229)     (7,442)      (6,619)     (14,627)
   Units transferred        (4,227)     111,964        (2,244)      100,466      112,457      49,753        4,916       96,863
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in
   units outstanding         4,672      163,970        (7,527)      179,914      177,977     107,448       14,851      272,755
Beginning units             95,823      357,660       118,136       873,777      129,053     143,376       84,281      337,741
                        ----------  -----------   -----------  ------------  -----------  ----------  -----------  -----------
Ending units               100,495      521,630       110,609     1,053,691      307,030     250,824       99,132      610,496
                        ==========  ===========   ===========  ============  ===========  ==========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                MFS
                                                  International International   Marsico    Massachusetts
                           Growth-    High-Yield   Diversified    Growth and    Focused      Investors    MFS Total     Mid-Cap
                           Income       Bond         Equities       Income       Growth        Trust        Return       Growth
                          Portfolio   Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                          (Class 3)   (Class 3)     (Class 3)     (Class 3)    (Class 3)     (Class 3)    (Class 3)    (Class 3)
                        ------------ -----------  ------------- ------------- -----------  ------------- -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $   (6,067) $   249,565   $   241,152  $   180,208   $   (24,390)  $   (16,797) $   158,418  $   (72,949)
   Net realized gains
      (losses) from
      securities
      transactions           77,077     (106,010)      414,530    1,194,675       385,059        19,742      292,219        8,958
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments          (573,106)  (1,093,144)   (7,584,780)  (8,011,825)   (1,354,537)   (1,342,535)  (2,894,474)  (2,507,337)
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations        (502,096)    (949,589)   (6,929,098)  (6,636,942)     (993,868)   (1,339,590)  (2,443,837)  (2,571,328)
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold             57,976      533,790     1,353,332    3,232,398       153,563     1,566,543      753,898      425,352
   Cost of units
      redeemed              (24,267)    (123,493)     (654,217)    (383,650)      (68,164)     (243,499)    (600,889)    (262,383)
   Net transfers            (53,938)      45,039       883,735    3,761,964       363,191       726,783      726,388      193,452
   Contract maintenance
      charge                   (143)        (386)       (1,859)      (1,100)         (267)         (368)      (1,549)        (662)
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (20,372)     454,950     1,580,991    6,609,612       448,323     2,049,459      877,848      355,759
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
Increase (decrease) in
   net assets              (522,468)    (494,639)   (5,348,107)     (27,330)     (545,545)      709,869   (1,565,989)  (2,215,569)
Net assets at beginning
   of period              1,095,140    2,620,994    15,550,936    9,892,263     2,046,151     2,816,753    9,485,470    5,538,114
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
Net assets at end of
   period                $  572,672  $ 2,126,355   $10,202,829  $ 9,864,933   $ 1,500,606   $ 3,526,622  $ 7,919,481  $ 3,322,545
                         ==========  ===========   ===========  ===========   ===========   ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 3,469       30,726        95,688      215,620        13,416        80,708       43,120       38,512
   Units redeemed              (989)      (7,110)      (55,093)     (26,691)       (6,834)      (12,073)     (26,660)     (28,679)
   Units transferred         (3,034)       6,938        66,692      286,477        33,488        48,350       31,882       25,066
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
Increase (decrease) in
   units outstanding           (554)      30,554       107,287      475,406        40,070       116,985       48,342       34,899
Beginning units              33,320      131,880       955,430      510,221       152,550       112,084      354,932      451,523
                         ----------  -----------   -----------  -----------   -----------   -----------  -----------  -----------
Ending units                 32,766      162,434     1,062,717      985,627       192,620       229,069      403,274      486,422
                         ==========  ===========   ===========  ===========   ===========   ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                       Small &       Small                               Total
                                       Mid Cap      Company                  Telecom    Return      Capital
                        Real Estate     Value        Value     Technology    Utility     Bond       Growth      Comstock
                         Portfolio    Portfolio    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio   Portfolio
                         (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)  (Class 3)  (Class II)   (Class II)
                        -----------  -----------  -----------  ----------  ---------- ----------  ----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $   135,709  $  (169,116) $   (48,499) $  (17,840) $   5,669  $  121,188  $  (7,696)  $    31,121
   Net realized gains
      (losses) from
      securities
      transactions          665,926      926,351      (37,102)    (14,987)      (544)      4,005     (4,822)        9,011
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        (4,793,529)  (6,538,081)  (1,577,746)   (780,297)  (245,874)    144,108   (339,827)   (2,557,476)
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
      Increase
         (decrease)
         in net
         assets from
         operations      (3,991,894)  (5,780,846)  (1,663,347)   (813,124)  (240,749)    269,301   (352,345)   (2,517,344)
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
From capital
   transactions:
   Net proceeds from
      units sold          1,840,463    3,317,402    1,401,174     122,022     93,176   3,514,270     55,396     1,809,022
   Cost of units
      redeemed             (294,345)    (530,520)    (114,732)    (35,139)    (8,362)    (65,117)   (19,888)     (454,778)
   Net transfers          1,925,848    2,411,731    1,108,420     342,318    224,149   1,422,832    (12,809)      876,257
   Contract maintenance
      charge                 (1,035)      (1,941)        (418)       (273)      (112)       (151)       (42)         (785)
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     3,470,931    5,196,672    2,394,444     428,928    308,851   4,871,834     22,657     2,229,716
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
Increase (decrease) in
   net assets              (520,963)    (584,174)     731,097    (384,196)    68,102   5,141,135   (329,688)     (287,628)
Net assets at beginning
   of period              6,732,627   12,246,053    3,061,885   1,270,937    412,381     755,443    684,414     5,687,439
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
Net assets at end of
   period               $ 6,211,664  $11,661,879  $ 3,792,982  $  886,741  $ 480,483  $5,896,578  $ 354,726   $ 5,399,811
                        ===========  ===========  ===========  ==========  =========  ==========  =========   ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                88,999      216,789      158,914      51,526      5,714     173,630      5,426       157,846
   Units redeemed           (15,059)     (36,952)     (15,226)    (16,897)      (671)     (3,108)    (2,256)      (39,431)
   Units transferred        119,638      183,884      152,159     168,401     15,656      71,774     (1,106)       93,684
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
Increase (decrease) in
   units outstanding        193,578      363,721      295,847     203,030     20,699     242,296      2,064       212,099
Beginning units             257,567      676,262      329,965     448,012     23,105      35,044     60,494       413,084
                        -----------  -----------  -----------  ----------  ---------  ----------  ---------   -----------
Ending units                451,145    1,039,983      625,812     651,042     43,804     277,340     62,558       625,183
                        ===========  ===========  ===========  ==========  =========  ==========  =========   ===========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                           Growth
                            and       Diversified      Equity                LargeCap    LargeCap    MidCap       Money
                           Income    International     Income      Income      Blend      Growth     Blend       Market
                         Portfolio      Account       Account     Account   Account II   Account    Account      Account
                         (Class II)    (Class 2)     (Class 2)   (Class 2)   (Class 2)  (Class 2)  (Class 2)    (Class 2)
                        -----------  -------------  -----------  ---------  ----------  --------- -----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    18,619    $    (866)   $    12,714  $  32,348   $   (507)  $ (1,081) $    (5,169) $    2,264
   Net realized gains
      (losses) from
      securities
      transactions          229,084      105,911        112,399    (19,801)    29,794      7,406      393,636           0
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        (6,913,252)    (484,545)      (892,805)   (34,349)   (85,974)   (46,004)  (1,147,553)          0
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
      Increase
         (decrease) in
         net assets
         from
         operations      (6,665,549)    (379,500)      (767,692)   (21,802)   (56,687)   (39,679)    (759,086)      2,264
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
From capital
   transactions:
   Net proceeds from
      units sold          3,879,453        4,176          4,206          0          0          0        7,811           0
   Cost of units
      redeemed             (825,300)     (72,245)      (157,636)  (230,512)   (10,926)   (26,257)    (163,101)   (664,502)
   Net transfers          1,601,843      (43,554)      (505,087)   (27,028)   (27,420)   (29,247)         333   1,186,178
   Contract
      maintenance
      charge                 (2,121)        (108)          (440)       (67)       (26)        (6)      (1,221)       (151)
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     4,653,875     (111,731)      (658,957)  (257,607)   (38,372)   (55,510)    (156,178)    521,525
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
Increase (decrease) in
   net assets            (2,011,674)    (491,231)    (1,426,649)  (279,409)   (95,059)   (95,189)    (915,264)    523,789
Net assets at beginning
   of period             16,921,569      889,460      2,681,738    607,656    173,866    135,137    2,474,987     196,453
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
Net assets at end of
   period               $14,909,895    $ 398,229    $ 1,255,089  $ 328,247   $ 78,807   $ 39,948  $ 1,559,723  $  720,242
                        ===========    =========    ===========  =========   ========   ========  ===========  ==========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold               294,193          541            432          0          0          0          852           0
   Units redeemed           (67,618)      (9,958)       (18,921)   (31,444)    (2,304)    (3,415)     (23,723)   (110,261)
   Units transferred        135,076       (6,052)       (51,892)    (3,615)    (4,370)    (3,962)          45     196,620
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
Increase (decrease) in
   units outstanding        361,651      (15,469)       (70,381)   (35,059)    (6,674)    (7,377)     (22,826)     86,359
Beginning units           1,091,833      101,696        252,964     81,716     24,305     15,727      259,847      32,902
                        -----------    ---------    -----------  ---------   --------   --------  -----------  ----------
Ending units              1,453,484       86,227        182,583     46,657     17,631      8,350      237,021     119,261
                        ===========    =========    ===========  =========   ========   ========  ===========  ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                    Principal      Real                     SAM           SAM         SAM        SAM
                         Mortgage    Capital      Estate       SAM      Conservative Conservative   Flexible  Strategic
                        Securities Appreciation Securities  Balanced      Balanced      Growth       Income     Growth
                          Account    Account      Account   Portfolio    Portfolio     Portfolio   Portfolio  Portfolio
                         (Class 2)  (Class 2)    (Class 2)  (Class 2)    (Class 2)     (Class 2)   (Class 2)  (Class 2)
                        ---------- ------------ ---------- -----------  ------------ ------------ ----------  ---------
INCREASE (DECREASE)
   IN NET ASSETS:
From operations:
   Net investment
      income (loss)      $   339    $   (5,209)  $    203  $   307,005   $   23,733  $    50,805  $   91,338  $   6,954
   Net realized gains
      (losses) from
      securities
      transactions          (225)       73,679     (1,335)   1,627,339       63,980      309,041      60,049     81,646
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments             22      (337,033)   (10,335)  (5,882,765)    (309,764)  (1,296,896)   (416,639)  (239,884)
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
      Increase
         (decrease) in
         net assets
         from
         operations          136      (268,563)   (11,467)  (3,948,421)    (222,051)    (937,050)   (265,252)  (151,284)
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
From capital
   transactions:
   Net proceeds from
      units sold               0             0          0      645,492        1,544      117,615       1,589      4,852
   Cost of units
      redeemed            (2,586)     (129,132)    (4,433)  (1,348,178)    (620,180)    (607,855)   (755,770)  (122,582)
   Net transfers            (570)     (145,869)   (17,284)    (651,542)      (7,826)    (200,145)     58,993    (42,674)
   Contract maintenance
      charge                 (14)          (95)       (36)      (4,372)        (643)        (646)       (905)       (70)
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     (3,170)     (275,096)   (21,753)  (1,358,600)    (627,105)    (691,031)   (696,093)  (160,474)
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
   net assets             (3,034)     (543,659)   (33,220)  (5,307,021)    (849,156)  (1,628,081)   (961,345)  (311,758)
Net assets at beginning
   of period               6,937     1,000,412     53,689   15,150,651    1,498,961    3,201,477   2,242,137    535,497
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
Net assets at end of
   period                $ 3,903    $  456,753   $ 20,469  $ 9,843,630   $  649,805  $ 1,573,396  $1,280,792  $ 223,739
                         =======    ==========   ========  ===========   ==========  ===========  ==========  =========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                  0             0          0       65,237          215       10,814         191        427
   Units redeemed           (376)      (11,190)      (274)    (139,135)     (88,938)     (60,941)    (93,047)   (10,327)
   Units transferred         (82)      (11,892)    (1,056)     (71,650)      (1,079)     (20,673)      3,004     (3,756)
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
   units outstanding        (458)      (23,082)    (1,330)    (145,548)     (89,802)     (70,800)    (89,852)   (13,656)
Beginning units            1,013        76,526      3,152    1,428,804      197,468      282,321     265,234     42,686
                         -------    ----------   --------  -----------   ----------  -----------  ----------  ---------
Ending units                 555        53,444      1,822    1,283,256      107,666      211,521     175,382     29,030
                         =======    ==========   ========  ===========   ==========  ===========  ==========  =========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                       Columbia
                                             Columbia   Marsico
                                               High     Focused
                          Short-               Yield   Equities
                           Term    SmallCap    Fund,     Fund,       Asset       Global                  Growth-
                          Income    Growth   Variable  Variable   Allocation     Growth      Growth       Income
                         Account  Account II  Series    Series       Fund         Fund        Fund         Fund
                        (Class 2)  (Class 2) (Class A) (Class A)   (Class 2)   (Class 2)    (Class 2)   (Class 2)
                        --------- ---------- --------- ---------  ----------  -----------  -----------  ---------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)      $  (114) $    (872) $ 18,637  $  (9,287) $   37,512  $    40,301  $   (88,368) $    42,567
   Net realized gains
      (losses) from
      securities
      transactions        (2,442)    (7,466)   (3,824)    96,113      58,529      984,771    1,245,389      596,450
   Change in net
      unrealized
      appreciation
      (depreciation)
      of investments        (831)   (23,597)  (75,333)  (413,170)   (738,054)  (7,438,214)  (8,509,883)  (8,079,892)
                         -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from
         operations       (3,387)   (31,935)  (60,520)  (326,344)   (642,013)  (6,413,142)  (7,352,862)  (7,440,875)
                         -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
From capital
   transactions:
   Net proceeds from
      units sold               0          0     4,267     39,639     512,967      762,012      482,383    1,102,972
   Cost of units
      redeemed            (2,689)   (96,371)  (24,715)   (14,757)    (98,990)  (1,030,101)    (850,960)  (1,605,452)
   Net transfers          18,639        462    23,473     53,721     277,486       (1,620)   1,021,420      589,590
   Contract maintenance
      charge                 (38)       (13)      (64)      (151)       (255)      (1,781)      (1,836)      (2,009)
                         -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     15,912    (95,922)    2,961     78,452     691,208     (271,490)     651,007       85,101
                         -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
Increase (decrease) in
   net assets             12,525   (127,857)  (57,559)  (247,892)     49,195   (6,684,632)  (6,701,855)  (7,355,774)
Net assets at beginning
   of period              28,500    148,801   229,122    723,363   1,605,242   16,060,278   15,810,039   18,755,270
                         -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
Net assets at end of
   period                $41,025  $  20,944  $171,563  $ 475,471  $1,654,437  $ 9,375,646  $ 9,108,184  $11,399,496
                         =======  =========  ========  =========  ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                 0          0       271      3,379      31,595       33,805       24,046       62,333
   Units redeemed          (401)   (16,361)   (1,618)    (1,301)     (6,230)     (54,804)     (52,938)    (106,725)
   Units transferred      2,424         90     1,499      5,419      18,195       (5,467)      58,360       33,940
                        -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
Increase (decrease) in
   units outstanding      2,023    (16,271)      152      7,497      43,560      (26,466)      29,468      (10,452)
Beginning units           4,211     21,484    14,454     54,249      91,779      651,852      706,773      990,371
                        -------  ---------  --------  ---------  ----------  -----------  -----------  -----------
Ending units              6,234      5,213    14,606     61,746     135,339      625,386      736,241      979,919
                        =======  =========  ========  =========  ==========  ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                       MTB          MTB         MTB
                           Growth        Mid       MTB       MTB     Managed      Managed     Managed     Franklin
                            and          Cap      Large     Large   Allocation   Allocation  Allocation    Income
                           Income       Value      Cap       Cap      Fund -       Fund -      Fund -    Securities
                         Portfolio    Portfolio  Growth     Value   Aggressive  Conservative  Moderate      Fund
                         (Class VC)  (Class VC)  Fund II   Fund II  Growth II  Growth II (1) Growth II  (Class 2) (2)
                        -----------  ---------- --------  --------  ---------- ------------- ---------- -------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)     $    24,465  $     753  $   (465) $   (251)  $ (1,266)    $   138     $    295   $    8,980
   Net realized gains
      (losses) from
      securities
      transactions         (162,450)   (35,915)   (1,146)   (2,607)    16,400         420        5,348       (5,499)
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments        (4,001,555)   (56,090)  (28,017)  (86,224)   (89,354)     (3,706)     (55,028)    (201,918)
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
      Increase
         (decrease) in
         net assets
         from
         operations      (4,139,540)   (91,252)  (29,628)  (89,082)   (74,220)     (3,148)     (49,385)    (198,437)
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
From capital
   transactions:
   Net proceeds from
      units sold          2,241,574     31,105     3,194    26,000          0      16,077       12,093      399,197
   Cost of units
      redeemed             (293,844)   (52,927)   (3,021)   (2,573)    (1,129)        (61)        (950)      (7,515)
   Net transfers          1,544,376      3,434    64,178    51,274     31,673       5,787       65,213      637,798
   Contract maintenance
      charge                 (1,045)       (74)      (11)      (44)        (3)          0          (44)         (11)
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions     3,491,061    (18,462)   64,340    74,657     30,541      21,803       76,312    1,029,469
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
Increase (decrease) in
   net assets              (648,479)  (109,714)   34,712   (14,425)   (43,679)     18,655       26,927      831,032
Net assets at beginning
   of period              8,560,516    246,502    35,152   172,372    157,997           0      100,206            0
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
Net assets at end of
   period               $ 7,912,037  $ 136,788  $ 69,864  $157,947   $114,318     $18,655     $127,133   $  831,032
                        ===========  =========  ========  ========   ========     =======     ========   ==========
ANALYSIS OF INCREASE
   (DECREASE)
      IN UNITS
         OUTSTANDING:
      Units sold            188,714      2,515       341     2,891          0       1,567        1,195       42,199
      Units redeemed        (28,451)    (4,128)     (367)     (369)      (145)         (7)        (112)      (1,027)
      Units transferred     140,549        388     7,746     6,988      3,740         717        6,796       76,904
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
Increase (decrease) in
   units outstanding        300,812     (1,225)    7,720     9,510      3,595       2,277        7,879      118,076
Beginning units             611,579     15,888     3,341    17,764     15,150           0        9,653            0
                        -----------  ---------  --------  --------   --------     -------     --------   ----------
Ending units                912,391     14,663    11,061    27,274     18,745       2,277       17,532      118,076
                        ===========  =========  ========  ========   ========     =======     ========   ==========

(1)  For the period from May 12, 2008 (inception) to December 31, 2008.

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                            Franklin
                           Templeton
                              VIP
                           Founding
                             Funds
                          Allocation
                             Fund
                         (Class 2) (2)
                        --------------
INCREASE (DECREASE) IN
   NET ASSETS:
From operations:
   Net investment
      income (loss)       $   31,817
   Net realized gains
      (losses) from
      securities
      transactions            32,499
   Change in net
      unrealized
      appreciation
      (depreciation) of
      investments           (569,252)
                          ----------
      Increase
         (decrease) in
         net assets
         from
         operations         (504,936)
                          ----------
From capital
   transactions:
   Net proceeds from
      units sold           1,153,069
   Cost of units
      redeemed                (6,419)
   Net transfers             900,412
   Contract maintenance
      charge                       0
                          ----------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      2,047,062
                          ----------
Increase (decrease) in
   net assets              1,542,126
Net assets at beginning
   of period                       0
                          ----------
Net assets at end of
   period                 $1,542,126
                          ==========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS
      OUTSTANDING:
   Units sold                126,295
   Units redeemed               (862)
   Units transferred         107,625
                          ----------
Increase (decrease) in
   units outstanding         233,058
Beginning units                    0
                          ----------
Ending units                 233,058
                          ==========

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. American International Group is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, FSA Polaris Choice III, FSA Polaris Advantage, and FSA Polaris Platinum III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 105 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"),
     (4) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc (the "Principal Funds"), (5) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the five currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"), or (9) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     the American Series and the Principal Funds, the shares in the MTB Trust, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class A shares of the Columbia Trust I are not subject to 12b-1 fees.

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the Principal Funds, the Columbia Trust I, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio, and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

     Prior to May 17, 2008, the LargeCap Blend Account II was formerly named LargeCap Blend Account, the LargeCap Growth Account was formerly named Growth Account, the Equity Income Account was formerly named Equity Income Account I, and the SmallCap Growth Account II was formerly named SmallCap Growth Account.

     Effective May 17, 2008, the Principal Variable Contracts Funds, Inc. replaced the trust name of Principal Variable Contracts Fund, Inc.

     Prior to June 30, 2009, the Principal Capital Appreciation Account was formerly named West Coast Equity Account.

     On October 23, 2009 the MidCap Stock Account of the Principal Funds was merged with and into the MidCap Blend Account. On that date, all assets and liabilities of the MidCap Stock Account were transferred to the MidCap Blend Account in exchange for shares of the MidCap Blend Account with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     The Separate Account assets measured at fair value as of December 31, 2009 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2009. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2009, and indicating the levels of the fair value measurement based on the levels of the inputs used. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2009, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on State) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Polaris 1.52%, FSA Advisor 1.52%, FSA Polaris II 1.52%, FSA WM Diversified Strategies III 1.55% or 1.70%, FSA Polaris Choice 1.52% or 1.72%, FSA Polaris Choice III 1.52% or 1.77%, FSA Polaris II A-Class Platinum Series 0.85%, FSA Polaris Advantage

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     1.65% or 1.90%, and FSA Polaris Platinum III 1.30% or 1.55%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA WM Diversified Strategies III, FSA Polaris II, FSA Polaris Choice, FSA Polaris Choice III, and FSA Polaris Advantage, provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series and FSA Polaris Advantage. The MarketLock for Two feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice III. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice III. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage, FSA Polaris Platinum III, and FSA Polaris II A-Class Platinum Series. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Advantage, and FSA Polaris II A-Class Platinum Series. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock For Life feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, and FSA Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2009 consist of the following:

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $  385,984       $1,082,794
Capital Appreciation Portfolio (Class 1)                      164,088        2,837,677
Government and Quality Bond Portfolio (Class 1)             2,755,432        6,202,946
Growth Portfolio (Class 1)                                    238,399        1,022,781
Natural Resources Portfolio (Class 1)                         685,474          868,317
Asset Allocation Portfolio (Class 3)                          151,306          275,942
Capital Appreciation Portfolio (Class 3)                      805,431        2,127,313
Government and Quality Bond Portfolio (Class 3)             7,891,536        5,081,896
Growth Portfolio (Class 3)                                    207,826        1,387,113
Natural Resources Portfolio (Class 3)                       1,715,987        1,516,976
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $   12,846       $  424,967
Alliance Growth Portfolio (Class 1)                           165,990        2,378,746
Balanced Portfolio (Class 1)                                  546,627          957,342

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares Sold
-----------------                                          --------------   -------------
SUNAMERICA TRUST (continued):
Blue Chip Growth Portfolio (Class 1)                       $   87,624         $  334,504
Capital Growth Portfolio (Class 1)                             65,299            311,363
Cash Management Portfolio (Class 1)                         2,332,580          7,000,432
Corporate Bond Portfolio (Class 1)                          1,172,389          1,583,627
Davis Venture Value Portfolio (Class 1)                     1,263,370          4,412,430
"Dogs" of Wall Street Portfolio (Class 1)                     162,542            313,653
Emerging Markets Portfolio (Class 1)                          316,485            960,868
Equity Opportunities Portfolio (Class 1)                       97,663          1,000,752
Fundamental Growth Portfolio (Class 1)                         28,010            467,222
Global Bond Portfolio (Class 1)                               606,122            985,682
Global Equities Portfolio (Class 1)                           144,414            817,227
Growth Opportunities Portfolio (Class 1)                      159,406            313,181
Growth-Income Portfolio (Class 1)                             162,834          2,102,156
High-Yield Bond Portfolio (Class 1)                         2,540,015          1,752,991
International Diversified Equities Portfolio (Class 1)        276,565          1,279,759
International Growth and Income Portfolio (Class 1)            85,023            899,229
MFS Massachusetts Investors Trust Portfolio (Class 1)         156,440            865,112
MFS Total Return Portfolio (Class 1)                          542,333          2,335,966
Mid-Cap Growth Portfolio (Class 1)                            187,301            580,739
Real Estate Portfolio (Class 1)                               205,210            595,355
Technology Portfolio (Class 1)                                 24,543            121,056
Telecom Utility Portfolio (Class 1)                            84,288            259,322
Total Return Bond Portfolio (Class 1)                         574,014            502,807
Aggressive Growth Portfolio (Class 3)                          79,337            206,391
Alliance Growth Portfolio (Class 3)                           157,363          1,604,600
American Funds Asset Allocation SAST Portfolio (Class 3)      702,098            134,078
American Funds Global Growth SAST Portfolio (Class 3)       1,709,887            724,452
American Funds Growth SAST Portfolio (Class 3)              1,473,693            657,564
American Funds Growth-Income SAST Portfolio (Class 3)       1,609,632            581,637
Balanced Portfolio (Class 3)                                  395,155            146,082
Blue Chip Growth Portfolio (Class 3)                          186,254            213,485

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares Sold
-----------------                                           --------------   -------------
SUNAMERICA TRUST (continued):
Capital Growth Portfolio (Class 3)                            $  124,141      $  395,793
Cash Management Portfolio (Class 3)                            6,444,184       4,963,410
Corporate Bond Portfolio (Class 3)                             3,542,617       2,597,196
Davis Venture Value Portfolio (Class 3)                        1,984,033       2,943,943
"Dogs" of Wall Street Portfolio (Class 3)                        128,417         117,450
Emerging Markets Portfolio (Class 3)                             589,192       2,289,868
Equity Opportunities Portfolio (Class 3)                          50,923         329,868
Foreign Value Portfolio (Class 3)                              2,684,334       2,202,156
Fundamental Growth Portfolio (Class 3)                           343,359         460,435
Global Bond Portfolio (Class 3)                                1,617,431         914,201
Global Equities Portfolio (Class 3)                              235,163         191,460
Growth Opportunities Portfolio (Class 3)                       1,022,980         389,240
Growth-Income Portfolio (Class 3)                                 43,605         109,775
High-Yield Bond Portfolio (Class 3)                              979,318         478,866
International Diversified Equities Portfolio (Class 3)           695,930       1,838,057
International Growth and Income Portfolio (Class 3)            1,538,593       1,822,533
Marsico Focused Growth Portfolio (Class 3)                       292,233         147,396
MFS Massachusetts Investors Trust Portfolio (Class 3)          1,481,629         736,216
MFS Total Return Portfolio (Class 3)                           1,264,786       1,401,187
Mid-Cap Growth Portfolio (Class 3)                               148,781         557,656
Real Estate Portfolio (Class 3)                                1,642,412       1,628,157
Small & Mid Cap Value Portfolio (Class 3)                      2,233,106       2,295,931
Small Company Value Portfolio (Class 3)                          833,962         800,514
Technology Portfolio (Class 3)                                   322,031         292,325
Telecom Utility Portfolio (Class 3)                              107,314         133,250
Total Return Bond Portfolio (Class 3)                          6,224,606       1,109,493
VAN KAMPEN TRUST (Class II):
Comstock Portfolio (Class II)                                 $1,565,071      $  839,654
Growth and Income Portfolio (Class II)                         2,635,323       2,171,383
Capital Growth Portfolio (Class II)                              157,273         131,041

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares Sold
-----------------                                           --------------   -------------
PRINCIPAL FUNDS (Class 2):
Diversified International Account (Class 2)                   $   16,261      $   30,502
Equity Income Account (Class 2)                                   50,284         371,570
LargeCap Growth Account (Class 2)                                    148           1,325
Income Account (Class 2)                                          31,848          72,679
LargeCap Blend Account II (Class 2)                                1,597           6,122
MidCap Blend Account (Class 2)                                   152,122         278,846
Money Market Account (Class 2)                                   169,482         710,752
Mortgage Securities Account (Class 2)                                454           2,542
Real Estate Securities Account (Class 2)                             609           2,321
SAM Balanced Portfolio (Class 2)                               1,538,821       2,506,408
SAM Conservative Balanced Portfolio (Class 2)                     24,614         448,139
SAM Conservative Growth Portfolio (Class 2)                      143,892         368,353
SAM Flexible Income Portfolio (Class 2)                           55,175         462,948
SAM Strategic Growth Portfolio (Class 2)                          12,237           5,677
Short-Term Income Account (Class 2)                              123,298          23,374
SmallCap Growth Account II (Class 2)                                 116          12,069
Principal Capital Appreciation Account (Class 2)                   3,762         131,711
COLUMBIA TRUST I (Class A):
Columbia High Yield Fund, Variable Series (Class A)           $   85,596      $   24,406
Columbia Marsico Focused Equities Fund, Variable Series
   (Class A)                                                      26,059          54,168
AMERICAN FUND (Class 2):
Asset Allocation Fund (Class 2)                               $  238,073      $  203,813
Global Growth Fund (Class 2)                                     625,003       2,508,560
Growth Fund (Class 2)                                            607,533       2,133,675
Growth-Income Fund (Class 2)                                     640,235       2,155,608
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio (Class VC)                        $1,216,191      $  695,171
Mid Cap Value Portfolio (Class VC)                                29,263          17,183

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares Sold
-----------------                                           --------------   -------------
MTB FUND:
MTB Large Cap Growth Fund II                                    $  4,606       $ 74,498
MTB Large Cap Value Fund II                                        8,661        157,205
MTB Managed Allocation Fund - Aggressive Growth II                 8,613        104,872
MTB Managed Allocation Fund - Conservative Growth II               6,572         23,697
MTB Managed Allocation Fund - Moderate Growth II                  18,195         31,721
FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund (Class 2)                       $841,509       $147,361
Franklin Templeton VIP Founding Funds Allocation Fund
   (Class 2)                                                     691,922        332,325

6.   OTHER MATTERS

     In September 2008, American International Group entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to
     (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately
     79.8 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with American International Group's common stock on all matters submitted to American International Group shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

     On March 2, 2009, American International Group and the New York Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the New York Fed preferred equity interests in newly-formed special purpose

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of American International Group (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, American International Group and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

     On March 2, 2009, American International Group and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by American International Group.

     On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by American International Group pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

     On April 17, 2009, American International Group and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and
     (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of American International Group's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     Since September 2008, American International Group has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. American International Group continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. American International Group has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

     In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management does not believe this to have an adverse material impact on the financial statements of the Separate Account.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

7.   SUBSEQUENT EVENTS

     On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2009, 2008, 2007, 2006, and 2005, follows:

                        At December 31                         For the Year Ended December 31
          -----------------------------------------   -----------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment      Total Return
                         Lowest to       Net Assets       Lowest         Income         Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)      Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   -----------------
Asset Allocation Portfolio (Class 1)
   2009     195,126            24.68      4,814,637            1.52%      3.72%                 20.46%
   2008     234,020            20.49      4,793,858            1.52%      2.96%                -24.21%
   2007     312,307            27.03      8,441,259            1.52%      2.73%                  6.81%
   2006     394,248            25.31      9,977,259            1.52%      3.26%                  9.64%
   2005     499,496            23.08     11,529,434            1.52%      3.02%                  3.39%
Capital Appreciation Portfolio (Class 1)
   2009     251,946            43.37     10,927,035            1.52%      0.00%                 34.70%
   2008     326,438            32.20     10,510,598            1.52%      0.00%                -41.25%
   2007     431,219            54.81     23,633,281            1.52%      0.33%                 25.78%
   2006     541,588            43.57     23,597,538            1.52%      0.14%                  9.74%
   2005     669,723            39.70     26,590,277            1.52%      0.30%                  9.96%
Government and Quality Bond Portfolio (Class 1)
   2009     445,901            19.28      8,599,798            1.52%      4.56%                  2.69%
   2008     644,341            18.78     12,100,714            1.52%      3.96%                  2.76%
   2007     774,986            18.27     14,162,953            1.52%      3.74%                  4.69%
   2006     938,287            17.46     16,379,702            1.52%      3.58%                  1.74%
   2005   1,268,280            17.16     21,760,624            1.52%      3.82%                  1.09%
Growth Portfolio (Class 1)
   2009     202,291            29.78      6,025,306            1.52%      1.10%                 36.31%
   2008     236,291            21.85      5,163,243            1.52%      0.73%                -41.32%
   2007     309,303            37.23     11,517,240            1.52%      0.69%                  8.53%
   2006     373,400            34.31     12,810,872            1.52%      0.60%                 11.58%
   2005     458,975            30.75     14,112,895            1.52%      0.87%                  5.51%
Natural Resources Portfolio (Class 1)
   2009      93,613            51.58      4,829,005            1.52%      1.44%                 55.68%
   2008     105,729            33.13      3,503,249            1.52%      0.89%                -50.56%
   2007     140,008            67.01      9,382,357            1.52%      1.09%                 38.09%
   2006     178,574            48.53      8,665,254            1.52%      0.62%                 23.05%
   2005     214,268            39.44      8,449,994            1.52%      0.50%                 43.91%
Asset Allocation Portfolio (Class 3)
   2009     107,044   13.61 to 23.95(4)   2,499,747   0.85% to 1.77%      3.52%      19.85% to  20.96%(5)
   2008     113,415   11.25 to 19.98(4)   2,236,326   0.85% to 1.77%      2.98%     -24.59% to -23.89%
   2007     107,800   26.50 to 26.60(4)   2,865,079   1.52% to 1.77%      2.66%       6.28% to   6.54%
   2006      97,095   24.78 to 24.97      2,422,849   1.52% to 1.72%      3.36%       9.15% to   9.37%(5)
   2005      47,448   22.70 to 22.83      1,082,724   1.52% to 1.72%      2.92%       2.93% to   3.13%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                         For the Year Ended December 31
          -----------------------------------------   ------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment      Total Return
                         Lowest to       Net Assets       Lowest         Income         Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)      Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ------------------
Capital Appreciation Portfolio (Class 3)
   2009     457,119   10.59 to 14.20(4)  16,185,271   0.85% to 1.90%      0.00%      33.85%    to  35.26%
   2008     483,122    7.91 to 10.50(4)  12,995,503   0.85% to 1.90%      0.00%     -41.63%    to -41.01%
   2007     415,143   17.79 to 53.43(4)  20,055,223   0.85% to 1.77%      0.15%      25.16%    to  26.32%
   2006     334,692   14.09 to 42.69(4)  14,012,679   0.85% to 1.77%      0.00%       3.91%(8) to   6.02%(5)(7)
   2005     209,725   39.19 to 39.43(4)   8,264,715   1.52% to 1.72%      0.09%       9.47%    to   9.69%(5)
Government and Quality Bond Portfolio (Class 3)
   2009   1,567,119   11.00 to 15.34(4)  28,711,309   0.85% to 1.90%      4.68%       2.05%    to   3.13%
   2008   1,449,095   10.78 to 14.88(4)  26,105,975   0.85% to 1.90%      4.08%       2.12%    to   3.19%
   2007   1,343,538   14.42 to 17.76(4)  23,995,800   0.85% to 1.77%      3.76%       4.17%    to   5.13%(5)
   2006     971,781   13.71 to 17.05(4)  16,715,764   0.85% to 1.77%      3.57%       0.53%(8) to   4.19%(5)(7)
   2005     720,156   16.89 to 17.00     12,225,439   1.52% to 1.72%      3.90%       0.64%    to   0.84%
Growth Portfolio (Class 3)
   2009     271,693    9.26 to 11.08(4)   7,462,189   0.85% to 1.90%      0.78%      35.45%    to  36.88%(5)
   2008     316,917    6.84 to  8.09(4)   6,474,338   0.85% to 1.90%      0.45%     -41.69%    to -41.07%
   2007     283,565   36.24 to 36.76(4)  10,375,610   1.52% to 1.77%      0.49%       8.00%    to   8.27%(5)
   2006     256,933   33.67 to 33.95      8,713,522   1.52% to 1.72%      0.41%      11.08%    to  11.30%(5)
   2005     211,282   30.31 to 30.51      6,440,048   1.52% to 1.72%      0.71%       5.04%    to   5.25%
Natural Resources Portfolio (Class 3)
   2009     188,193   10.75 to 10.89(4)   8,506,937   0.85% to 1.90%      1.12%      54.71%    to  56.34%(5)
   2008     189,295    6.88 to  7.04(4)   5,574,546   0.85% to 1.90%      0.67%     -50.87%    to -50.35%
   2007     136,467   13.85 to 65.23(4)   8,543,766   0.85% to 1.77%      1.01%      37.40%    to  38.67%
   2006      94,544    9.99 to 47.50(4)   4,473,238   0.85% to 1.72%      0.53%      -0.10%(7) to  22.50%(5)
   2005      41,266   38.78 to 39.09      1,608,771   1.52% to 1.72%      0.34%      43.27%    to  43.55%
Aggressive Growth Portfolio (Class 1)
   2009     179,178            11.14      1,995,706            1.52%      0.14%                    38.36%
   2008     224,748             8.05      1,809,108            1.52%      0.58%                   -53.35%
   2007     311,668            17.25      5,378,067            1.52%      0.54%                    -1.99%
   2006     437,597            17.60      7,704,037            1.52%      0.10%                    11.58%
   2005     544,544            15.78      8,591,508            1.52%      0.00%                     7.10%
Alliance Growth Portfolio (Class 1)
   2009     384,009            30.34     11,652,077            1.52%      0.60%                    38.91%
   2008     470,096            21.84     10,268,696            1.52%      0.15%                   -41.63%
   2007     605,572            37.42     22,663,561            1.52%      0.05%                    12.88%
   2006     837,107            33.15     27,754,618            1.52%      0.12%                    -0.75%
   2005   1,069,885            33.40     35,739,139            1.52%      0.38%                    14.86%
Balanced Portfolio (Class 1)
   2009     264,181            15.18      4,009,735            1.52%      3.39%                    22.16%
   2008     300,550            12.43      3,734,308            1.52%      3.19%                   -27.01%
   2007     390,821            17.02      6,652,880            1.52%      2.77%                     3.81%
   2006     507,142            16.40      8,315,962            1.52%      2.57%                     9.19%
   2005     668,675            15.02     10,041,574            1.52%      2.39%                     0.36%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                         For the Year Ended December 31
          -----------------------------------------   -----------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment      Total Return
                         Lowest to       Net Assets       Lowest         Income         Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)      Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   -----------------
Blue Chip Growth Portfolio (Class 1)
   2009     154,942              5.78       896,360            1.52%      0.32%                34.78%
   2008     206,094              4.29       884,535            1.52%      0.41%               -39.92%
   2007     283,134              7.14     2,022,555            1.52%      0.35%                12.35%
   2006     275,644              6.36     1,752,678            1.52%      0.24%                 4.97%
   2005     286,791              6.06     1,737,179            1.52%      0.59%                 1.00%
Capital Growth Portfolio (Class 1)
   2009      79,753              6.98       556,944            1.52%      0.00%                41.33%
   2008     122,752              4.94       606,454            1.52%      0.00%               -45.99%
   2007     112,149              9.15     1,025,914            1.52%      1.13%                11.84%
   2006     130,205              8.18     1,064,938            1.52%      0.33%                14.89%
   2005      97,904              7.12       697,009            1.52%      0.44%                 2.04%
Cash Management Portfolio (Class 1)
   2009     457,045             13.54     6,187,757            1.52%      2.10%                -1.46%
   2008     801,601             13.74    11,013,417            1.52%      3.79%                -0.35%
   2007     838,478             13.79    11,560,079            1.52%      3.59%                 2.93%
   2006     731,417             13.39     9,796,654            1.52%      2.70%                 3.05%
   2005     774,741             13.00    10,069,463            1.52%      0.92%                 1.24%
Corporate Bond Portfolio (Class 1)
   2009     245,067             21.85     5,354,550            1.52%      5.91%                29.00%
   2008     277,466             16.94     4,699,639            1.52%      4.21%                -9.17%
   2007     376,365             18.65     7,018,427            1.52%      3.75%                 3.89%
   2006     451,616             17.95     8,106,771            1.52%      4.25%                 4.26%
   2005     615,116             17.22    10,590,606            1.52%      4.44%                 0.37%
Davis Venture Value Portfolio (Class 1)
   2009     616,932             32.53    20,066,885            1.52%      1.59%                31.49%
   2008     759,922             24.74    18,798,296            1.52%      1.57%               -39.09%
   2007     998,715             40.62    40,562,908            1.52%      0.84%                 4.06%
   2006   1,246,273             39.03    48,642,189            1.52%      0.97%                13.57%
   2005   1,505,818             34.37    51,750,951            1.52%      0.99%                 8.94%
"Dogs" of Wall Street Portfolio (Class 1)
   2009     107,196             10.80     1,157,504            1.52%      4.78%                18.34%
   2008     127,465              9.13     1,163,088            1.52%      3.31%               -27.70%
   2007     161,862             12.62     2,042,844            1.52%      2.40%                -3.41%
   2006     204,092             13.07     2,666,848            1.52%      2.46%                19.81%
   2005     248,632             10.91     2,711,597            1.52%      2.29%                -4.20%
Emerging Markets Portfolio (Class 1)
   2009     202,309             19.91     4,027,781            1.52%      0.00%                73.99%
   2008     242,671             11.44     2,776,870            1.52%      1.43%               -57.27%
   2007     343,033             26.78     9,186,700            1.52%      1.83%                39.25%
   2006     507,829             19.23     9,766,665            1.52%      0.97%                29.13%
   2005     552,174             14.89     8,223,841            1.52%      0.34%                35.14%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                         For the Year Ended December 31
          -----------------------------------------   -----------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment      Total Return
                         Lowest to       Net Assets       Lowest         Income         Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)      Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   -----------------
Equity Opportunities Portfolio (Class 1)
   2009     198,476             16.22     3,219,225            1.52%      1.31%                30.10%
   2008     268,348             12.46     3,345,205            1.52%      1.58%               -39.40%
   2007     289,893             20.57     5,963,389            1.52%      1.66%                -1.40%
   2006     380,114             20.86     7,930,109            1.52%      1.54%                14.94%
   2005     466,182             18.15     8,461,380            1.52%      1.47%                 3.09%
Fundamental Growth Portfolio (Class 1)
   2009     200,267             15.69     3,142,876            1.52%      0.00%                33.93%
   2008     231,949             11.72     2,717,945            1.52%      0.00%               -45.67%
   2007     279,353             21.57     6,025,255            1.52%      0.00%                13.41%
   2006     370,504             19.02     7,044,969            1.52%      0.02%                 4.19%
   2005     473,972             18.25     8,650,232            1.52%      0.60%                 4.47%
Global Bond Portfolio (Class 1)
   2009     125,515             21.77     2,731,498            1.52%      3.29%                 5.88%
   2008     150,429             20.56     3,092,067            1.52%      3.00%                 4.07%
   2007     163,504             19.75     3,229,381            1.52%      0.58%                 9.70%
   2006     180,544             18.01     3,250,643            1.52%      9.05%                 2.30%
   2005     227,066             17.60     3,996,385            1.52%      3.14%                 3.01%
Global Equities Portfolio (Class 1)
   2009     126,957             18.83     2,390,781            1.52%      2.80%                27.45%
   2008     173,662             14.77     2,565,924            1.52%      2.18%               -44.25%
   2007     215,330             26.50     5,706,422            1.52%      1.15%                10.18%
   2006     261,380             24.05     6,286,525            1.52%      0.91%                22.00%
   2005     309,442             19.71     6,100,144            1.52%      0.28%                14.04%
Growth Opportunities Portfolio (Class 1)
   2009      96,120              4.99       479,989            1.52%      0.00%                16.47%
   2008     131,247              4.29       562,699            1.52%      0.00%               -36.85%
   2007     139,965              6.79       950,205            1.52%      0.00%                19.73%
   2006     142,002              5.67       805,175            1.52%      0.00%                11.73%
   2005      94,760              5.07       480,912            1.52%      0.00%                 6.03%
Growth-Income Portfolio (Class 1)
   2009     324,465             24.60     7,982,777            1.52%      1.40%                26.24%
   2008     419,150             19.49     8,168,268            1.52%      1.04%               -43.77%
   2007     558,140             34.65    19,342,480            1.52%      0.88%                 9.44%
   2006     742,995             31.66    23,526,553            1.52%      0.70%                 5.81%
   2005     919,440             29.92    27,515,259            1.52%      0.54%                 5.58%
High-Yield Bond Portfolio (Class 1)
   2009     268,143             19.67     5,273,300            1.52%      8.60%                39.88%
   2008     242,408             14.06     3,407,990            1.52%      9.95%               -33.18%
   2007     436,769             21.04     9,189,786            1.52%      7.21%                -0.15%
   2006     573,502             21.07    12,084,690            1.52%      7.55%                12.94%
   2005     620,626             18.66    11,579,603            1.52%      9.09%                 7.23%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                         For the Year Ended December 31
          -----------------------------------------   -----------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment      Total Return
                         Lowest to       Net Assets       Lowest         Income         Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)      Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   -----------------
International Diversified Equities Portfolio (Class 1)
   2009     274,122             12.55     3,439,741            1.52%      1.36%                27.20%
   2008     385,914              9.86     3,806,888            1.52%      3.31%               -40.38%
   2007     465,852             16.54     7,707,529            1.52%      1.98%                13.61%
   2006     545,060             14.56     7,937,585            1.52%      0.40%                21.59%
   2005     650,604             11.98     7,791,843            1.52%      1.53%                12.06%
International Growth and Income Portfolio (Class 1)
   2009     260,669             13.39     3,488,884            1.52%      0.00%                25.83%
   2008     329,822             10.64     3,508,360            1.52%      2.67%               -46.73%
   2007     499,348             19.97     9,970,653            1.52%      1.53%                 5.55%
   2006     618,360             18.92    11,697,749            1.52%      1.32%                25.13%
   2005     681,700             15.12    10,305,980            1.52%      0.89%                12.56%
MFS Massachusetts Investors Trust Portfolio (Class 1)
   2009     174,253             21.25     3,702,865            1.52%      1.37%                24.83%
   2008     215,894             17.02     3,675,337            1.52%      0.93%               -33.46%
   2007     303,773             25.58     7,771,754            1.52%      1.11%                 8.91%
   2006     385,451             23.49     9,055,026            1.52%      0.68%                11.48%
   2005     473,467             21.07     9,977,675            1.52%      0.79%                 6.10%
MFS Total Return Portfolio (Class 1)
   2009     325,970             25.85     8,429,102            1.52%      3.75%                16.69%
   2008     414,277             22.16     9,179,787            1.52%      3.06%               -23.20%
   2007     560,824             28.85    16,180,092            1.52%      2.49%                 2.67%
   2006     674,463             28.10    18,952,867            1.52%      2.36%                10.31%
   2005     790,163             25.47    20,129,311            1.52%      2.13%                 1.49%
Mid-Cap Growth Portfolio (Class 1)
   2009     267,269              9.81     2,623,238            1.52%      0.00%                40.28%
   2008     313,833              7.00     2,195,718            1.52%      0.00%               -44.22%
   2007     388,873             12.54     4,877,307            1.52%      0.24%                15.18%
   2006     459,103             10.89     4,999,231            1.52%      0.00%                 1.02%
   2005     588,780             10.78     6,346,307            1.52%      0.00%                 1.63%
Real Estate Portfolio (Class 1)
   2009     104,904             18.82     1,974,109            1.52%      2.21%                27.83%
   2008     133,956             14.72     1,971,981            1.52%      3.00%               -44.74%
   2007     183,435             26.64     4,886,772            1.52%      1.28%               -15.64%
   2006     223,005             31.58     7,042,071            1.52%      1.30%                32.46%
   2005     254,015             23.84     6,055,622            1.52%      1.99%                11.58%
Technology Portfolio (Class 1)
   2009     138,511              2.06       285,225            1.52%      0.00%                48.14%
   2008     194,798              1.39       270,717            1.52%      0.00%               -51.88%
   2007     272,152              2.89       785,794            1.52%      0.00%                20.10%
   2006     280,818              2.40       675,112            1.52%      0.00%                -0.40%
   2005     311,559              2.41       751,974            1.52%      0.00%                -1.71%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   -----------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units     Highest ($) (6)        ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ----------------------
Telecom Utility Portfolio (Class 1)
   2009      79,279            14.50      1,149,385            1.52%      5.55%                      30.07%
   2008      97,398            11.15      1,085,585            1.52%      2.46%                     -38.39%
   2007     118,963            18.09      2,152,052            1.52%      2.85%                      19.09%
   2006     146,551            15.19      2,226,218            1.52%      3.66%                      24.60%
   2005     174,618            12.19      2,128,916            1.52%      4.13%                       4.91%
Total Return Bond Portfolio (Class 1)
   2009     100,191            25.31      2,535,349            1.52%      2.06%                       9.91%
   2008      98,057            23.03      2,257,658            1.52%      3.34%                       3.49%
   2007     122,457            22.25      2,724,530            1.52%      6.26%                       3.96%
   2006     147,377            21.40      3,154,236            1.52%      7.19%                       7.98%
   2005     179,125            19.82      3,550,350            1.52%      7.41%                       5.69%
Aggressive Growth Portfolio (Class 3)
   2009      95,750    6.95 to 10.69(4)   1,033,878   0.85% to 1.77%      0.00%      37.68%     to   38.95%(5)
   2008     106,908    5.00 to  7.77(4)     840,266   0.85% to 1.77%      0.31%     -53.63%     to  -53.20%
   2007     110,612   16.75 to 16.98      1,871,727   1.52% to 1.77%      0.42%      -2.42%     to   -2.17%
   2006      77,923   17.16 to 17.35      1,346,722   1.52% to 1.72%      0.00%      11.08%     to   11.30%(5)
   2005      61,576   15.45 to 15.59        956,442   1.52% to 1.72%      0.00%       6.61%     to    6.83%
Alliance Growth Portfolio (Class 3)
   2009     285,087    7.58 to  9.57(4)   8,095,527   0.85% to 1.90%      0.35%      38.05%     to   39.49%(5)
   2008     339,943    5.44 to 21.04(4)   6,984,689   0.85% to 1.77%      0.00%     -41.93%     to  -41.39%
   2007     364,831    9.27 to 36.22(4)  12,940,033   0.85% to 1.77%      0.00%      12.31%     to   13.35%
   2006     300,705    8.18 to 32.25(4)   9,641,133   0.85% to 1.77%      0.00%      -0.98%(7)  to    3.53%(5)(8)
   2005     168,890   32.74 to 32.96(4)   5,560,552   1.52% to 1.72%      0.20%      14.35%     to   14.58%(5)
American Funds Asset Allocation SAST Portfolio (Class 3)
   2009     201,680    9.18 to  9.25      1,861,924   1.30% to 1.77%      2.25%      20.49%(13) to  21.23%(5)
   2008     138,834    7.57 to  7.61      1,055,958   1.52% to 1.77%      1.26%     -31.07%     to -30.90%
   2007      60,994   10.99 to 11.02        671,855   1.52% to 1.77%      0.06%       4.36%     to   4.61%(5)
   2006         599            10.53          6,306            1.52%      0.00%(8)                   5.34%(8)
   2005          --               --             --              --         --                         --
American Funds Global Growth SAST Portfolio (Class 3)
   2009     637,110   10.20 to 10.33(4)   6,514,268   1.30% to 1.90%      2.29%      35.98%(13) to  39.09%(5)
   2008     549,023    7.33 to  7.34(4)   4,022,172   1.52% to 1.90%      1.38%     -39.78%     to -39.55%
   2007     176,891   12.10 to 12.14      2,144,751   1.52% to 1.77%      0.00%      12.43%     to  12.71%(5)
   2006       2,269   10.76 to 10.77         24,436   1.52% to 1.77%      0.00%(8)    7.64%(8)  to   7.68%(8)
   2005          --               --             --              --         --                         --
American Funds Growth SAST Portfolio (Class 3)
   2009     742,619    8.71 to  8.81(4)   6,542,389   1.30% to 1.90%      1.75%      29.25%(13) to  36.33%(5)
   2008     686,499    6.39 to  6.46      4,423,666   1.52% to 1.90%      0.54%     -45.23%     to -45.03%
   2007     165,497   11.71 to 11.75      1,943,365   1.52% to 1.77%      0.02%       9.97%     to  10.24%(5)
   2006         788            10.66          8,397            1.52%      0.00%(8)                   6.56%(8)
   2005          --               --             --              --         --                         --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
American Funds Growth-Income SAST Portfolio (Class 3)
   2009     892,987    8.60 to  8.70(4)   7,615,960   1.30% to 1.90%     2.21%       27.24%(13) to  28.34%(5)
   2008     787,320    6.63 to  6.70(4)   5,213,567   1.52% to 1.90%     0.94%      -39.22%     to -38.99%
   2007     270,753   10.83 to 10.86(4)   2,938,575   1.52% to 1.77%     0.04%        2.80%     to   3.06%(5)
   2006         971   10.53 to 10.54         10,234   1.52% to 1.77%     0.00%(8)     5.31%(8)  to   5.37%(8)
   2005          --               --             --               --       --                          --
Balanced Portfolio (Class 3)
   2009      67,333    9.64 to  9.80(4)     983,825   1.30% to 1.90%     3.63%       21.39%     to  21.78%(13)(5)
   2008      48,569   12.01 to 12.21        592,743   1.52% to 1.77%     3.00%      -27.35%     to -27.17%
   2007      63,949   16.53 to 16.76      1,067,741   1.52% to 1.77%     2.85%        3.30%     to   3.56%
   2006      38,174   16.03 to 16.19        616,993   1.52% to 1.72%     2.48%        8.70%     to   8.92%(5)
   2005      28,188   14.75 to 14.86        418,300   1.52% to 1.72%     2.44%       -0.09%     to   0.11%
Blue Chip Growth Portfolio (Class 3)
   2009     263,250    5.63 to  9.49(4)   1,506,109   0.85% to 1.90%     0.05%       33.93%     to  35.34%(5)
   2008     269,789    4.15 to  4.16(4)   1,135,923   0.85% to 1.77%     0.19%      -40.22%     to -39.67%
   2007     233,074    6.89 to  6.94(4)   1,639,385   0.85% to 1.77%     0.13%       11.79%     to  12.82%
   2006     150,701    6.23 to  6.29        947,008   1.52% to 1.72%     0.01%        4.50%     to   4.71%(5)
   2005     104,205    5.96 to  6.01        625,794   1.52% to 1.72%     0.34%        0.54%     to   0.74%
Capital Growth Portfolio (Class 3)
   2009     391,049    7.21 to  8.98(4)   2,712,195   0.85% to 1.90%     0.00%       40.45%     to  41.93%(5)
   2008     433,824    5.08 to  6.39(4)   2,135,117   0.85% to 1.90%     0.00%      -46.33%     to -45.76%
   2007     220,270    8.95 to  9.36(4)   1,981,845   0.85% to 1.77%     1.33%       11.30%     to  12.32%(5)
   2006      53,332    7.99 to  8.06        429,275   1.52% to 1.72%     0.11%       14.37%     to  14.60%(5)
   2005      30,873    6.99 to  7.03        217,096   1.52% to 1.72%     0.30%        1.58%     to   1.79%
Cash Management Portfolio (Class 3)
   2009     982,999   10.01 to 11.78(4)  12,943,778   0.85% to 1.90%     2.32%       -2.08%     to  -1.04%(5)
   2008     879,922   10.22 to 11.90(4)  11,757,288   0.85% to 1.90%     3.63%       -0.97%     to   0.07%
   2007     664,280   11.89 to 13.39(4)   8,999,290   0.85% to 1.77%     3.82%        2.42%     to   3.37%
   2006     425,399   13.13 to 13.24      5,623,721   1.52% to 1.72%     2.50%        2.59%     to   2.80%(5)
   2005     290,399   12.80 to 12.88      3,736,540   1.52% to 1.72%     0.68%        0.79%     to   0.99%
Corporate Bond Portfolio (Class 3)
   2009   1,033,682   12.24 to 18.17(4)  21,246,873   0.85% to 1.90%     6.17%       28.19%     to  29.54%(5)
   2008   1,026,824    9.55 to 14.03(4)  16,496,646   0.85% to 1.90%     4.62%       -9.74%     to  -8.79%
   2007     800,282   15.38 to 18.09(4)  14,478,797   0.85% to 1.77%     4.17%        3.37%     to   4.32%(5)
   2006     463,834   14.74 to 17.50(4)   8,169,397   0.85% to 1.77%     4.67%        1.20%(8)  to   5.29%(7)
   2005     256,794   16.94 to 17.00      4,361,739   1.52% to 1.72%     4.90%       -0.08%     to   0.12%
Davis Venture Value Portfolio (Class 3)
   2009     739,671    8.91 to 13.17(4)  21,381,236   0.85% to 1.90%     1.31%       30.67%     to  32.05%
   2008     770,465    6.82 to  9.98(4)  17,448,927   0.85% to 1.90%     1.46%      -39.48%     to -38.84%
   2007     690,684   16.31 to 39.45(4)  26,666,455   0.85% to 1.77%     0.70%        3.54%     to   4.50%
   2006     572,565   15.61 to 38.10(4)  21,928,071   0.85% to 1.77%     0.86%        7.31%(8)  to   9 32%(5)(7)
   2005     384,255   33.80 to 34.02     13,056,828   1.52% to 1.72%     0.91%        8.46%     to   8.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
"Dogs" of Wall Street Portfolio (Class 3)
   2009      98,526    8.97 to 12.94      1,034,956   0.85% to 1.90%     4.59%       17.60%     to  18.84%(5)
   2008     100,495    7.63 to 10.89        896,659   0.85% to 1.90%     3.22%      -28.16%     to -27.40%
   2007      95,823   12.28 to 15.00      1,190,708   0.85% to 1.77%     2.56%       -3.90%     to  -3.00%
   2006      68,585   12.80 to 12.92        884,327   1.52% to 1.72%     2.39%       19.28%     to  19.51%(5)
   2005      48,766   10.73 to 10.81        526,764   1.52% to 1.72%     2.81%       -4.63%     to  -4.44%
Emerging Markets Portfolio (Class 3)
   2009     428,555   12.02 to 25.14      8,178,986   0.85% to 1.90%     0.00%       72.90%     to  74.72%(5)
   2008     521,630    6.95 to 14.39      5,754,527   0.85% to 1.90%     1.53%      -57.54%     to -57.09%
   2007     357,660   26.01 to 33.53(4)   9,414,141   0.85% to 1.77%     1.90%       38.57%     to  39.86%
   2006     257,317   18.77 to 23.98      4,870,287   0.85% to 1.77%     0.93%        7.19%(7)  to  16.78%(5)(8)
   2005     134,903   14.62 to 14.74      1,979,457   1.52% to 1.72%     0.16%       34.53%     to  34.80%
Equity Opportunities Portfolio (Class 3)
   2009      89,751    8.37 to 10.54(4)   1,382,672   0.85% to 1.90%     0.96%       29.28%     to  30.65%(5)
   2008     110,609    6.47 to  8.07(4)   1,319,969   0.85% to 1.90%     1.25%      -39.79%     to -39.15%
   2007     118,136   13.26 to 19.98(4)   2,354,023   0.85% to 1.77%     1.58%       -1.90%     to  -0.99%
   2006     111,322   13.39 to 20.41(4)   2,252,952   0.85% to 1.72%     1.46%       11.10%(7)  to  14.42%(5)
   2005      95,469   17.84 to 17.97      1,713,862   1.52% to 1.72%     1.51%        2.63%     to   2.84%
Foreign Value Portfolio (Class 3)
   2009   1,070,788    9.31 to  9.54(4)  16,917,906   0.85% to 1.90%     2.63%       27.49%     to  28.84%(5)
   2008   1,053,691    7.30 to  7.41(4)  13,190,881   0.85% to 1.90%     3.05%      -42.13%     to -41.52%
   2007     873,777   12.66 to 22.06(4)  19,274,063   0.85% to 1.77%     1.76%       12.06%     to  13.10%
   2006     814,527   11.20 to 19.75(4)  16,124,959   0.85% to 1.72%     0.98%       11.98%(7)  to  24.88%(5)
   2005     662,267   15.81 to 15.92     10,525,402   1.52% to 1.72%     0.00%        8.06%     to   8.28%
Fundamental Growth Portfolio (Class 3)
   2009     300,518    6.19 to  8.97(4)   4,300,384   0.85% to 1.90%     0.00%       33.09%     to  34.49%(5)
   2008     307,030    4.60 to  6.74(4)   3,290,405   0.85% to 1.90%     0.00%      -46.01%     to -45.44%
   2007     129,053   20.94 to 21.24(4)   2,713,773   1.52% to 1.77%     0.00%       12.93%     to  13.21%(5)
   2006      10,678   18.56 to 18.76        199,450   1.52% to 1.72%     0.00%        3.72%     to   6.92%(8)
   2005      10,856   17.89 to 18.06        195,345   1.52% to 1.72%     0.39%        4.00%     to   4.21%
Global Bond Portfolio (Class 3)
   2009     276,313   12.00 to 16.39(4)   5,634,101   0.85% to 1.90%     3.37%        5.21%     to   6.32%(5)
   2008     250,824   11.41 to 15.41(4)   4,884,012   0.85% to 1.90%     3.34%        3.42%     to   4.51%
   2007     143,376   14.75 to 19.13(4)   2,710,602   0.85% to 1.77%     0.38%        9.15%     to  10.16%
   2006      65,124   13.39 to 17.59(4)   1,132,188   0.85% to 1.72%    10.68%        1.47%(7)  to   1.84%(5)
   2005      29,033   17.27 to 17.44        505,879   1.52% to 1.72%     3.50%        2.55%     to   2.76%
Global Equities Portfolio (Class 3)
   2009     100,765    8.52 to  8.65(4)   1,772,927   1.30% to 1.90%     2.67%       26.65%     to  31.95%(13)
   2008      99,132    6.72 to 14.49(4)   1,371,857   1.52% to 1.90%     2.08%      -44.54%     to -44.39%
   2007      84,281   12.02 to 25.61(4)   2,163,754   0.85% to 1.77%     1.14%        9.63%     to  10.65%
   2006      57,896   23.52 to 23.71(4)   1,371,519   1.52% to 1.72%     0.80%       21.46%     to  21.70%(5)
   2005      33,331   19.37 to 19.49(4)     649,995   1.52% to 1.72%     0.08%       13.53%     to  13.76%(5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------  ---------   ---------------    ----------   --------------   ----------   ---------------------
Growth Opportunities Portfolio (Class 3)
   2009     766,648    5.05 to  9.40(4)   3,835,506   0.85% to 1.90%     0.00%       15.74%     to   16.96%(5)
   2008     610,496    4.32 to  8.12(4)   2,602,783   0.85% to 1.90%     0.00%      -37.24%     to  -36.58%
   2007     337,741    6.61 to  6.69      2,253,282   1.52% to 1.77%     0.00%       19.14%     to   19.43%
   2006     212,701    5.55 to  5.60(4)   1,189,111   1.52% to 1.77%     0.00%        5.45%(8)  to   11.45%(5)
   2005      33,007    4.99 to  5.03        165,901   1.52% to 1.72%     0.00%        5.55%     to    5.76%
Growth-Income Portfolio (Class 3)
   2009      29,881    8.14 to  8.15(4)     652,024   0.85% to 1.90%     1.09%       25.46%     to   26.78%
   2008      32,766    6.42 to  6.50(4)     572,672   0.85% to 1.90%     0.84%      -44.12%     to  -43.53%
   2007      33,320   11.37 to 33.64(4)   1,095,140   0.85% to 1.77%     0.78%        8.90%     to    9.91%
   2006      25,329   10.35 to 30.96(4)     753,327   0.85% to 1.72%     0.53%        3.91%(7)  to    5.33%(5)
   2005      19,199   29.39 to 29.61        568,321   1.52% to 1.72%     0.36%        5.11%     to    5.32%
High-Yield Bond Portfolio (Class 3)
   2009     184,146    9.54 to 14.20(4)   3,358,939   0.85% to 1.90%     8.93%       39.01%     to   40.47%(5)
   2008     162,434    6.86 to 10.11(4)   2,126,355   0.85% to 1.90%    11.75%      -33.75%     to  -32.90%
   2007     131,880   15.06 to 20.45(4)   2,620,994   0.85% to 1.77%     7.83%       -0.64%     to    0.28%
   2006      83,697   15.02 to 20.62(4)   1,708,412   0.85% to 1.72%     8.36%        8.08%(7)  to   12.43%(5)
   2005      61,970   18.34 to 19.49      1,145,172   1.52% to 1.72%    11.33%        6.74%     to    6.96%
International Diversified Equities Portfolio (Class 3)
   2009     961,374    8.56 to  9.27(4)  11,683,893   0.85% to 1.90%     1.09%       26.40%     to   27.73%(5)
   2008   1,062,717    6.70 to  7.33(4)  10,202,829   0.85% to 1.90%     3.35%      -40.75%     to  -40.13%
   2007     955,430   11.19 to 16.10(4)  15,550,936   0.85% to 1.77%     1.99%       13.04%     to   14.09%(5)
   2006     774,274   14.24 to 14.41     11,143,193   1.52% to 1.77%     0.25%        9.45%(8)  to   21.29%
   2005     557,074   11.80 to 11.88      6,612,819   1.52% to 1.72%     1.51%       11.57%     to   11.79%
International Growth and Income Portfolio (Class 3)
   2009   1,004,459    7.72 to 10.86(4)  12,567,396   0.85% to 1.90%     0.00%       25.04%     to   26.36%(5)
   2008     985,627    6.18 to  8.60(4)   9,864,933   0.85% to 1.90%     3.23%      -47.06%     to  -46.50%
   2007     510,221   16.07 to 19.43(4)   9,892,263   0.85% to 1.77%     1.67%        5.03%     to    6.00%(5)
   2006     227,007   15.16 to 18.50(4)   4,207,621   0.85% to 1.77%     1.33%        9.17%(7)  to    9.95%(5)(8)
   2005      85,088   14.87 to 14.94      1,270,549   1.52% to 1.72%     0.70%       12.06%     to   12.29%
Marsico Focused Growth Portfolio (Class 3)
   2009     209,617    8.83 to  9.17(4)   2,091,297   0.85% to 1.90%     0.51%       27.93%     to   29.28%(5)
   2008     192,620    6.83 to  7.17(4)   1,500,606   0.85% to 1.90%     0.24%      -42.08%     to  -41.47%
   2007     152,550   11.67 to 13.28(4)   2,046,151   0.85% to 1.77%     0.00%       11.38%     to   12.41%
   2006     108,098   10.38 to 12.06      1,302,180   0.85% to 1.52%     0.00%        3.80%(7)  to    8.51%(8)
   2005      70,568            11.30        797,304            1.52%     0.00%                        8.77%
MFS Massachusetts Investors Trust Portfolio (Class 3)
   2009     287,485    9.55 to 10.06(4)   5,372,230   0.85% to 1.90%     1.17%       24.04%     to   25.35%(5)
   2008     229,069    7.70 to  8.03(4)   3,526,622   0.85% to 1.90%     0.96%      -33.88%     to  -33.18%
   2007     112,084   12.01 to 24.90(4)   2,816,753   0.85% to 1.77%     0.95%        8.36%     to    9.36%
   2006     120,382   23.04 to 23.24      2,793,929   1.52% to 1.72%     0.50%       10.97%     to   11.20%(5)
   2005     104,310   20.77 to 20.90      2,177,911   1.52% to 1.72%     0.65%        5.62%     to    5.84%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)          Highest(3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
MFS Total Return Portfolio (Class 3)
   2009     387,504    9.63 to 14.88(4)   8,812,134   0.85% to 1.90%     3.61%       15.96%     to  17.18%(5)
   2008     403,274    8.31 to 12.70(4)   7,919,481   0.85% to 1.90%     3.20%      -23.68%     to -22.88%
   2007     354,932   16.46 to 28.03(4)   9,485,470   0.85% to 1.77%     2.51%        2.15%     to   3.09%
   2006     259,391   15.97 to 27.51(4)   7,118,917   0.85% to 1.72%     2.34%        7.58%(7)  to   9.81%(5)
   2005     184,819   25.06 to 25.24      4,658,623   1.52% to 1.72%     2.17%        1.04%     to   1.24%
Mid-Cap Growth Portfolio (Class 3)
   2009     443,352    8.10 to  9.72(4)   4,235,266   0.85% to 1.90%     0.00%       39.40%     to  40.87%(5)
   2008     486,422    5.75 to  6.97(4)   3,322,545   0.85% to 1.90%     0.00%      -44.57%     to -43.98%
   2007     451,523   10.26 to 12.18(4)   5,538,114   0.85% to 1.77%     0.04%       14.60%     to  15.66%(5)
   2006     389,077    8.87 to 10.66(4)   4,158,703   0.85% to 1.72%     0.00%       -3.52%(7)  to   0.57%(5)
   2005     296,165   10.60 to 10.67(4)   3,154,555   1.52% to 1.72%     0.00%        1.17%     to   1.38%
Real Estate Portfolio (Class 3)
   2009     489,433    6.51 to 23.08      8,413,904   0.85% to 1.90%     1.87%       27.03%     to  28.37%(5)
   2008     451,145    5.13 to 17.98      6,211,664   0.85% to 1.90%     3.46%      -45.09%     to -44.51%
   2007     257,567   25.91 to 32.41(4)   6,732,627   0.85% to 1.77%     1.35%      -16.06%     to -15.28%(5)
   2006     149,616   30.86 to 38.25      4,656,301   0.85% to 1.77%     1.29%        9.33%(8)  to  21.10%(5)(7)
   2005      70,662   23.45 to 23.62      1,665,654   1.52% to 1.72%     2.03%       11.09%     to  11.31%
Small & Mid Cap Value Portfolio (Class 3)
   2009   1,035,009    9.49 to  9.75(4)  16,126,683   0.85% to 1.90%     0.60%       39.46%     to  40.93%(5)
   2008   1,039,983    6.73 to  6.99(4)  11,661,879   0.85% to 1.90%     0.24%      -36.38%     to -35.71%
   2007     676,262   10.47 to 18.10(4)  12,246,053   0.85% to 1.77%     0.47%       -0.23%     to   0.69%(5)
   2006     461,228   10.40 to 18.14(4)   8,418,212   0.85% to 1.77%     0.08%        4.03%(7)  to   7.23%(5)(8)
   2005     309,076   16.32 to 16.43      5,066,516   1.52% to 1.72%     0.00%        3.99%     to   4.20%
Small Company Value Portfolio (Class 3)
   2009     653,304    8.03 to  8.44(4)   5,137,580   0.85% to 1.90%     0.57%       29.17%     to  30.53%(5)
   2008     625,812    6.15 to  6.53(4)   3,792,982   0.85% to 1.90%     0.24%      -35.15%     to -34.46%
   2007     329,965    9.24 to  9.39(4)   3,061,885   0.85% to 1.77%     0.00%       -8.48%     to  -7.63%(5)
   2006      83,068   10.09 to 10.16        840,233   0.85% to 1.77%     0.00%(7)     1.64%(7)  to   8.03%(5)(8)
   2005          --               --             --              --        --                          --
Technology Portfolio (Class 3)
   2009     673,066    2.03 to  8.98(4)   1,354,489   0.85% to 1.90%     0.00%       47.21%     to  48.76%(5)
   2008     651,042    1.36 to  6.10(4)     886,741   1.52% to 1.90%     0.00%      -52.22%     to -52.00%(5)
   2007     448,012    2.81 to  2.84(4)   1,270,937   1.52% to 1.77%     0.00%       19.50%     to  19.80%(5)
   2006     291,032    2.35 to  2.37(4)     689,041   1.52% to 1.72%     0.00%       -0.85%     to   3.11%(5)
   2005     170,624    2.37 to  2.39(4)     407,471   1.52% to 1.70%     0.00%       -2.16%     to  -1.97%(5)
Telecom Utility Portfolio (Class 3)
   2009      40,649   10.47 to 10.65(4)     572,716   1.30% to 1.90%     5.14%       29.26%     to  33.81%(13)
   2008      43,804   10.90 to 10.97        480,483   1.52% to 1.77%     2.60%      -38.69%     to -38.54%
   2007      23,105   17.79 to 17.85        412,381   1.52% to 1.77%     3.43%       18.54%     to  18.83%
   2006      11,768            15.02        176,763            1.52%     3.85%        9.76%(8)  to  24.28%
   2005       6,378            12.09         77,085            1.52%     4.21%                       4.66%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)          Highest(3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
Total Return Bond Portfolio (Class 3)
   2009     528,169   12.12 to 17.66(4)  11,673,085   0.85% to 1.90%     2.03%        9.22%     to  10.37%(5)
   2008     277,340   11.10 to 16.00(4)   5,896,578   0.85% to 1.90%     5.77%        2.84%     to   3.92%
   2007      35,044   15.40 to 21.81(4)     755,443   0.85% to 1.77%     6.93%        3.38%     to   4.40%
   2006      27,903   14.75 to 21.17        584,827   0.85% to 1.52%     8.60%        6.18%(7)  to   7.72%(5)
   2005      17,131            19.66        336,776            1.52%     8.13%                       5.43%
Capital Growth Portfolio (Class II)
   2009      67,920    8.99 to  9.61(4)     629,870   0.85% to 1.77%     0.00%       62.74%     to  64.24%
   2008      62,558    5.52 to  5.85        354,726   0.85% to 1.77%     0.19%      -50.01%     to -49.55%
   2007      60,494   11.05 to 11.60        684,414   0.85% to 1.77%     0.00%       14.60%     to  15.66%
   2006      57,937    9.79 to 10.03(4)     571,367   0.85% to 1.72%     0.00%       -3.61%(7)  to   0.87%(5)
   2005      34,442    9.70 to  9.76        336,082   1.52% to 1.72%     0.01%        5.80%     to   6.01%
Comstock Portfolio (Class II)
   2009     700,802    8.26 to 11.48      7,602,226   0.85% to 1.90%     4.31%       25.99%     to  27.32%(5)
   2008     625,183    6.56 to  9.02      5,399,811   0.85% to 1.90%     1.95%      -37.01%     to -36.35%
   2007     413,084   13.43 to 14.16      5,687,439   0.85% to 1.77%     1.43%       -4.04%     to  -3.15%
   2006     318,475   14.15 to 14.62(4)   4,538,092   0.85% to 1.72%     1.14%       10.07%(7)  to  14.07%(5)
   2005     239,201   12.41 to 12.46      2,978,425   1.52% to 1.72%     0.70%        2.34%     to   2.54%
Growth and Income Portfolio (Class II)
   2009   1,498,350    8.86 to 13.44     18,697,780   0.85% to 1.90%     3.61%       21.77%     to  23.06%(5)
   2008   1,453,484    7.28 to 10.93     14,909,895   0.85% to 1.90%     1.62%      -33.49%     to -32.78%
   2007   1,091,833   15.35 to 16.25(4)  16,921,569   0.85% to 1.77%     1.24%        0.73%     to   1.66%(5)
   2006     816,855   15.24 to 15.99(4)  12,527,095   0.85% to 1.77%     0.85%        5.98%(8)  to   9.51%(5)(7)
   2005     587,154   13.34 to 13.43      7,878,228   1.52% to 1.72%     0.71%        7.85%     to   8.07%
Diversified International Account (Class 2)
   2009      81,570    5.70 to  5.78        470,303   1.55% to 1.70%     3.93%       24.70%     to  24.89%
   2008      86,227    4.57 to  4.63        398,229   1.55% to 1.70%     1.47%      -47.28%     to -47.20%
   2007     101,696    8.66 to  8.77        889,460   1.55% to 1.70%     1.94%       13.95%     to  14.12%
   2006      69,779    7.60 to  7.68        534,057   1.55% to 1.70%     1.30%       18.24%     to  18.42%
   2005       5,529    6.43 to  6.49         35,863   1.55% to 1.70%     1.48%       15.61%     to  15.79%
Equity Income Account (Class 2)
   2009     128,587    8.03 to  8.13      1,041,372   1.55% to 1.70%     4.92%       17.74%     to  17.92%
   2008     182,583    6.82 to  6.90      1,255,089   1.55% to 1.70%     2.34%      -35.23%     to -35.13%
   2007     252,964   10.53 to 10.63      2,681,738   1.55% to 1.70%     0.72%        3.23%     to   3.39%
   2006     237,372   10.20 to 10.29      2,435,451   1.55% to 1.70%     1.27%       15.87%     to  16.04%
   2005      97,115    8.81 to  8.86        859,272   1.55% to 1.70%     1.35%        8.13%     to   8.29%
Income Account (Class 2)
   2009      37,750    8.13 to  8.22        308,706   1.55% to 1.70%     9.63%       16.18%     to  16.35%
   2008      46,657    7.00 to  7.07        328,247   1.55% to 1.70%     8.74%       -5.37%     to  -5.23%
   2007      81,716    7.39 to  7.46        607,656   1.55% to 1.70%     6.51%        3.98%     to   4.14%
   2006      86,140    7.11 to  7.16        614,681   1.55% to 1.70%     4.27%        2.82%     to   2.98%
   2005      53,200    6.91 to  6.95        369,062   1.55% to 1.70%     4.79%        0.34%     to   0.49%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)          Highest(3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
LargeCap Blend Account II (Class 2)
   2009      16,785    5.64 to  5.70         95,490   1.55% to 1.70%     1.29%       27.11%     to  27.30%
   2008      17,631    4.44 to  4.48         78,807   1.55% to 1.70%     1.22%      -37.57%     to -37.48%
   2007      24,305    7.11 to  7.16        173,866   1.55% to 1.70%     1.39%        3.15%     to   3.31%
   2006      24,521    6.89 to  6.93        169,811   1.55% to 1.70%     1.14%        9.78%     to   9.94%
   2005       8,582    6.28 to  6.30         54,105   1.55% to 1.70%     0.93%        1.23%     to   1.38%
LargeCap Growth Account (Class 2)
   2009       8,239    5.93 to  6.00         49,180   1.55% to 1.70%     0.35%       24.67%     to  24.85%
   2008       8,350    4.76 to  4.81         39,948   1.55% to 1.70%     0.25%      -44.26%     to -44.17%
   2007      15,727    8.53 to  8.61        135,137   1.55% to 1.70%     0.00%       20.98%     to  21.16%
   2006      12,939    7.05 to  7.11         91,760   1.55% to 1.70%     0.00%        2.86%     to   3.02%
   2005      13,285    6.86 to  6.90         91,302   1.55% to 1.70%     0.25%        5.36%     to   5.53%
MidCap Blend Account (Class 2)
   2009     203,119    8.29 to  8.36      1,687,684   1.55% to 1.70%     1.57%       26.18%     to  26.37%
   2008     237,021    6.57 to  6.62      1,559,723   1.55% to 1.70%     1.42%      -30.92%     to -30.82%
   2007     259,847    9.51 to  9.56      2,474,987   1.55% to 1.70%     0.69%       -9.65%     to  -9.51%
   2006     198,267   10.52 to 10.57      2,090,330   1.55% to 1.70%     1.45%       14.60%     to  14.77%
   2005      61,092    9.18 to  9.21        562,097   1.55% to 1.70%     0.25%       11.21%     to  11.38%
Money Market Account (Class 2)
   2009      30,188    5.90 to  5.98        178,972   1.55% to 1.70%     0.33%       -1.50%     to  -1.36%
   2008     119,261    5.99 to  6.06        720,242   1.55% to 1.70%     2.05%        0.60%     to   0.75%
   2007      32,902    5.95 to  6.01        196,453   1.55% to 1.70%     4.58%        2.91%     to   3.07%
   2006       4,510    5.79 to  5.84         26,100   1.55% to 1.70%     4.00%        2.35%     to   2.51%
   2005       9,742    5.65 to  5.69         55,269   1.55% to 1.70%     2.26%        0.62%     to   0.77%
Mortgage Securities Account (Class 2)
   2009         245    7.29 to  7.37          1,785   1.55% to 1.70%     7.56%        4.42%     to   4.58%
   2008         555    6.98 to  7.05          3,903   1.55% to 1.70%     7.56%        2.65%     to   2.81%
   2007       1,013    6.80 to  6.86          6,937   1.55% to 1.70%     5.28%        4.42%     to   4.57%
   2006       1,096    6.52 to  6.56          7,180   1.55% to 1.70%     1.50%        2.47%     to   2.62%
   2005       5,928    6.36 to  6.39         37,739   1.55% to 1.70%     4.10%        0.30%     to   0.45%
Principal Capital Appreciation Account (Class 2)
   2009      38,916   10.82 to 10.95        423,978   1.55% to 1.70%     0.96%       27.36%     to  27.55%
   2008      53,444    8.50 to  8.59        456,753   1.55% to 1.70%     0.84%      -34.68%     to -34.58%
   2007      76,526   13.01 to 13.13      1,000,412   1.55% to 1.70%     0.47%        6.63%     to   6.79%
   2006      76,311   12.20 to 12.29        934,338   1.55% to 1.70%     0.23%        9.87%     to  10.03%
   2005      22,993   11.10 to 11.17        256,336   1.55% to 1.70%     0.40%        6.47%     to   6.63%
Real Estate Securities Account (Class 2)
   2009       1,620   14.08 to 14.37         23,057   1.55% to 1.70%     3.43%       26.52%     to  26.72%
   2008       1,822   11.13 to 11.34         20,469   1.55% to 1.70%     2.25%      -34.14%     to -34.04%
   2007       3,152   16.90 to 17.19         53,689   1.55% to 1.70%     3.97%      -19.30%     to -19.18%
   2006      19,651   20.94 to 21.27        416,984   1.55% to 1.70%     2.38%       30.66%     to  30.86%
   2005      18,530   16.03 to 16.26        300,851   1.55% to 1.70%     1.97%        7.27%     to   7.43%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
SAM Balanced Portfolio (Class 2)
   2009   1,099,459    9.21 to  9.41     10,236,599   1.52% to 1.77%     3.69%       21.46%     to  21.76%
   2008   1,283,256    7.58 to  7.73      9,843,630   1.52% to 1.77%     4.03%      -27.71%     to -27.53%
   2007   1,428,804   10.49 to 10.67     15,150,651   1.52% to 1.77%     2.32%        5.93%(10) to   6.18%(5)(10)
   2006   1,264,527    9.91 to  9.98     12,593,462   1.55% to 1.70%     1.94%        8.51%     to   8.68%
   2005   1,050,099    9.13 to  9.18      9,626,781   1.55% to 1.70%     1.65%        3.94%     to   4.10%
SAM Conservative Balanced Portfolio (Class 2)
   2009      36,525    7.14 to  9.89(4)     267,611   1.55% to 1.77%     3.89%       18.60%     to  18.86%
   2008     107,666    6.00 to  8.34(4)     649,805   1.55% to 1.77%     3.98%      -20.83%     to -20.65%
   2007     197,468    7.57 to 10.54(4)   1,498,961   1.55% to 1.77%     3.19%        5.38%(10) to   5.69%
   2006     187,469    7.12 to  7.16      1,338,688   1.55% to 1.70%     2.62%        6.67%     to   6.83%
   2005     199,708    6.67 to  6.70      1,336,226   1.55% to 1.70%     2.05%        2.61%     to   2.76%
SAM Conservative Growth Portfolio (Class 2)
   2009     164,436    9.13 to  9.23      1,509,098   1.55% to 1.70%     4.75%       23.24%     to  23.43%
   2008     211,521    7.41 to  7.48      1,573,396   1.55% to 1.70%     3.81%      -34.42%     to -34.32%
   2007     282,321   11.30 to 11.38      3,201,477   1.55% to 1.70%     1.46%        7.20%     to   7.36%
   2006     266,719   10.54 to 10.60      2,821,107   1.55% to 1.70%     1.43%       10.06%     to  10.22%
   2005     216,996    9.57 to  9.62      2,083,716   1.55% to 1.70%     1.10%        4.91%     to   5.07%
SAM Flexible Income Portfolio (Class 2)
   2009     113,930    8.44 to 10.35(4)     991,084   1.55% to 1.77%     4.48%       17.54%     to  17.80%
   2008     175,382    7.17 to  8.81(4)   1,280,792   1.55% to 1.77%     6.85%      -16.41%     to -15.35%
   2007     265,234    8.39 to  8.46      2,242,137   1.55% to 1.70%     4.46%        4.07%     to   4.23%
   2006     322,522    8.06 to  8.12      2,617,099   1.55% to 1.70%     3.78%        4.82%     to   4.97%
   2005     290,648    7.69 to  7.74      2,246,873   1.55% to 1.70%     2.80%        1.36%     to   1.51%
SAM Strategic Growth Portfolio (Class 2)
   2009      28,872    9.54 to  9.66        278,293   1.55% to 1.70%     3.48%       24.90%     to  25.09%
   2008      29,030    7.64 to  7.72        223,739   1.55% to 1.70%     3.64%      -38.61%     to -38.52%
   2007      42,686   12.45 to 12.56        535,497   1.55% to 1.70%     0.93%        7.50%     to   7.67%
   2006      36,290   11.58 to 11.66        422,702   1.55% to 1.70%     0.76%       10.87%     to  11.03%
   2005      33,246   10.44 to 10.50        348,477   1.55% to 1.70%     0.51%        5.66%     to   5.82%
Short-Term Income Account (Class 2)
   2009      19,963    7.04 to  7.11        142,002   1.55% to 1.70%     5.16%        7.96%     to   8.12%
   2008       6,234    6.52 to  6.58         41,025   1.55% to 1.70%     1.47%       -2.89%     to  -2.75%
   2007       4,211    6.71 to  6.76         28,500   1.55% to 1.70%     4.85%        2.48%     to   2.64%
   2006       9,201    6.55 to  6.59         60,649   1.55% to 1.70%     4.09%        2.48%     to   2.64%
   2005      11,299    6.39 to  6.42         72,564   1.55% to 1.70%     4.40%        0.05%     to   0.20%
SmallCap Growth Account II (Class 2)
   2009       2,718    5.13 to  5.19         14,113   1.55% to 1.70%     0.00%       29.07%     to  29.26%
   2008       5,213    3.97 to  4.02         20,944   1.55% to 1.70%     0.00%      -42.25%     to -42.16%
   2007      21,484    6.88 to  6.95        148,801   1.55% to 1.70%     0.00%        2.88%     to   3.04%
   2006      21,949    6.69 to  6.74        147,613   1.55% to 1.70%     0.00%        4.78%     to   4.94%
   2005      11,407    6.38 to  6.42         73,279   1.55% to 1.70%     0.00%       -3.70%     to  -3.55%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
Columbia High Yield Fund, Variable Series (Class A)
   2009      17,574   16.47 to 16.82        293,312   1.52% to 1.77%     9.88%       41.63%     to  41.98%
   2008      14,606   11.66 to 11.85        171,563   1.52% to 1.72%    10.36%      -26.06%     to -25.91%
   2007      14,454   15.77 to 15.99        229,122   1.52% to 1.72%     4.80%        0.11%     to   0.31%
   2006      11,356   15.75 to 15.95        179,520   1.52% to 1.72%     2.78%        4.71%(8)  to   9.35%(5)
   2005       6,412   14.40 to 14.50         92,586   1.52% to 1.72%     0.17%        0.41%     to   0.61%
Columbia Marsico Focused Equities Fund, Variable Series (Class A)
   2009      58,840    9.56 to  9.81        573,393   1.52% to 1.77%     0.66%       26.42%     to  26.73%
   2008      61,746    7.56 to  7.74        475,471   1.52% to 1.77%     0.10%      -42.33%     to -42.19%
   2007      54,249   13.11 to 13.39        723,363   1.52% to 1.77%     0.12%       11.58%     to  11.86%
   2006      37,098   11.87 to 11.97        442,153   1.52% to 1.72%     0.00%        6.42%     to   6.64%(5)(8)
   2005      11,382   11.16 to 11.22        127,409   1.52% to 1.72%     0.00%        8.43%     to   8.65%
Asset Allocation Fund (Class 2)
   2009     137,713            15.03      2,069,569            0.85%     2.36%                      22.94%
   2008     135,339            12.22      1,654,437            0.85%     2.86%                     -30.11%
   2007      91,779            17.49      1,605,242            0.85%     3.25%                       5.65%
   2006      11,970            16.55        198,164            0.85%     3.57%(7)                    5.37%(7)
   2005          --               --             --              --        --                          --
Global Growth Fund (Class 2)
   2009     519,722   20.61 to 21.95     10,945,587   0.85% to 1.72%     1.37%       39.88%     to  41.10%
   2008     625,386   14.73 to 15.55      9,375,646   0.85% to 1.72%     1.77%      -39.44%     to -38.91%
   2007     651,852   24.33 to 25.46     16,060,278   0.85% to 1.72%     2.76%       12.89%     to  13.88%
   2006     514,583   21.55 to 22.36     11,166,439   0.85% to 1.72%     0.80%        8.37%(7)  to  18.38%(5)
   2005     304,618   18.21 to 18.32      5,572,840   1.52% to 1.72%     0.60%       12.13%     to  12.36%
Growth Fund (Class 2)
   2009     628,545   16.68 to 17.77     10,694,952   0.85% to 1.72%     0.65%       37.04%     to  38.23%
   2008     736,241   12.18 to 12.85      9,108,184   0.85% to 1.72%     0.82%      -44.93%     to -44.45%
   2007     706,773   22.11 to 23.14     15,810,039   0.85% to 1.72%     0.79%       10.43%     to  11.40%
   2006     604,883   20.02 to 20.77     12,196,400   0.85% to 1.72%     0.98%        3.47%(7)  to   8.34%(5)
   2005     349,988   18.48 to 18.60      6,503,605   1.52% to 1.72%     0.80%       14.21%     to  14.44%
Growth-Income Fund (Class 2)
   2009     854,158   14.72 to 15.68     12,870,904   0.85% to 1.72%     1.58%       29.01%     to  30.13%
   2008     979,919   11.41 to 12.05     11,399,496   0.85% to 1.72%     1.71%      -38.91%     to -38.38%
   2007     990,371   18.68 to 19.56     18,755,270   0.85% to 1.72%     1.57%        3.25%     to   4.16%
   2006     829,697   18.09 to 18.78     15,129,375   0.85% to 1.72%     1.81%        8.70%(7)  to  13.24%(5)
   2005     551,512   15.98 to 16.09      8,865,765   1.52% to 1.72%     1.49%        4.03%     to   4.24%
Growth and Income Portfolio (Class VC)
   2009     984,662    7.80 to 10.82      9,972,867   0.85% to 1.90%     1.05%       16.66%     to  17.89%(5)
   2008     912,391    6.69 to  9.17      7,912,037   0.85% to 1.90%     1.78%      -37.62%     to -36.96%
   2007     611,579   13.81 to 14.55      8,560,516   0.85% to 1.77%     1.58%        1.62%     to   2.56%(5)
   2006     338,203   13.59 to 14.19      4,648,757   0.85% to 1.72%     1.46%        7.75%(7)  to  15.27%(5)
   2005     234,490   11.79 to 11.91      2,790,474   1.52% to 1.72%     1.18%        1.49%     to   1.69%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At December 31                          For the Year Ended December 31
          -----------------------------------------   ---------------------------------------------------
                      Unit Fair Value                  Expense Ratio   Investment        Total Return
                         Lowest to       Net Assets       Lowest         Income           Lowest to
  Year      Units      Highest ($)(6)        ($)       to Highest(1)    Ratio(2)         Highest (3)
-------   ---------   ---------------    ----------   --------------   ----------   ---------------------
Mid Cap Value Portfolio (Class VC)
   2009      16,254            11.71        190,371            0.85%     0.52%                      25.54%
   2008      14,663             9.33        136,788            0.85%     1.27%                     -39.87%
   2007      15,888            15.51        246,502            0.85%     0.75%                      -0.27%
   2006         244            15.56          3,803            0.85%     0.00%(9)                   11.75%(9)
   2005          --               --             --               --        --                         --
MTB Managed Allocation Fund - Moderate Growth II
   2009      15,143             8.97        135,865            1.52%     0.01%                      23.73%
   2008      17,532             7.25        127,133            1.52%     1.71%                     -30.15%
   2007       9,653            10.38        100,206            1.52%     3.42%                       3.81%(11)
   2006          --               --             --               --        --                         --
   2005          --               --             --               --        --                         --
Franklin Income Securities Fund (Class 2)
   2009     196,116    9.31 to  9.51      1,843,992   0.85% to 1.90%     7.29%       33.05%     to  34.45%(5)
   2008     118,076    6.99 to  7.08        831,032   0.85% to 1.90%     3.27%      -30.06%(12) to -29.23%(12)
   2007          --               --             --               --        --                         --
   2006          --               --             --               --        --                         --
   2005          --               --             --               --        --                         --
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
   2009     278,168    8.42 to  8.60      2,360,067   0.85% to 1.90%     2.86%       27.80%     to  29.15%
   2008     233,058    6.59 to  6.66      1,542,126   0.85% to 1.90%     4.75%      -34.10%(12) to -33.42%(12)
   2007          --               --             --               --        --                         --
   2006          --               --             --               --        --                         --
   2005          --               --             --               --        --                         --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

(6) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(7)  For the period from May 1, 2006 (inception) to December 31, 2006.

(8)  For the period from September 29, 2006 (inception) to December 31, 2006.

(9)  For the period from August 28, 2006 (inception) to December 31, 2006.

(10) For the period from January 29, 2007 (inception) to December 31, 2007.

(11) For the period from February 5, 2007 (inception) to December 31, 2007.

(12) For the period from February 4, 2008 (inception) to December 31, 2008.

(13) For the period from April 30, 2009 (inception) to December 31, 2009.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        INDEX TO THE FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                    --

Balance Sheets - December 31, 2009 and 2008                                 1

Statements of Income (Loss) -
   Years Ended December 31, 2009, 2008, and 2007                            2

Statements of Comprehensive Income (Loss) -
   Years Ended December 31, 2009, 2008 and 2007                             3

Statements of Shareholder's Equity -
   Years Ended December 31, 2009, 2008 and 2007                             4

Statements of Cash Flows -
   Years Ended December 31, 2009, 2008, and 2007                         5 to 6

Notes to Financial Statements                                            7 to 49

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of January 1, 2008, the Company adopted a new framework for measuring fair value.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2010

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                                      December 31,
                                                                                    ----------------
                                                                                     2009      2008
                                                                                    ------   -------
                                                                                      (In millions)
   ASSETS
   Investments:
      Fixed maturity securities, available for sale, at fair value
         (amortized cost:  2009 - $6,214; 2008 - $4,525)                            $6,061   $ 4,243
      Fixed maturity securities, trading, at fair value                                 24        25
      Mortgage and other loans receivable,
         (net of allowance: 2009 - $8; 2008 - $0)                                      476       502
      Policy loans                                                                      20        22
      Derivative assets, at fair value                                                   7        13
      Short-term investments
         (portion measured at fair value: 2009 - $1,292; 2008 - $1,033)              1,430     1,208
                                                                                    ------   -------
   Total investments                                                                 8,018     6,013
   Cash                                                                                 12        37
   Accrued investment income                                                            58        47
   Income taxes receivable from Parent                                                  42         9
   Deferred policy acquisition costs                                                   404       388
   Deferred sales inducements                                                          120       111
   Deferred tax asset                                                                   --        73
   Amounts due from related parties                                                     --         4
   Receivable from brokers                                                               2         3
   Other assets                                                                          1         2
   Separate account assets, at fair value                                              632       534
                                                                                    ------   -------
   TOTAL ASSETS                                                                     $9,289   $ 7,221
                                                                                    ======   =======
   LIABILITIES AND SHAREHOLDER'S EQUITY
   Liabilities:
   Policyholder contract deposits                                                   $7,597   $ 6,371
   Future policy benefits                                                                7         6
   Deferred income taxes payable                                                        41        --
   Amounts due to related parties                                                        2        --
   Payable to brokers                                                                   --         2
   Other liabilities                                                                    71        79
   Separate account liabilities                                                        632       534
                                                                                    ------   -------
   TOTAL LIABILITIES                                                                 8,350     6,992
                                                                                    ------   -------
   SHAREHOLDER'S EQUITY:
   Common stock, $10,000 par value, 300 shares authorized, issued and outstanding        3         3
   Additional paid-in capital                                                        1,886     1,605
   Accumulated deficit                                                                (903)   (1,210)
   Accumulated other comprehensive loss                                                (47)     (169)
                                                                                    ------   -------
TOTAL SHAREHOLDER'S EQUITY                                                             939       229
                                                                                    ------   -------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $9,289   $ 7,221
                                                                                    ======   =======

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           STATEMENTS OF INCOME (LOSS)

                                                                          Years ended December 31,
                                                                          ------------------------
                                                                           2009      2008     2007
                                                                          ------   -------   -----
                                                                               (In millions)
REVENUES:
Fee income:
   Variable annuity policy fees                                            $  15   $    16   $ 16
   Universal life insurance policy fees, net of reinsurance                    4         5      5
   Surrender charges                                                           7         9      8
                                                                           -----   -------   ----
Total fee income                                                              26        30     29
Net investment income                                                        353       326    301
Net realized investment losses:
   Total other-than-temporary impairment losses on available for sale
      securities                                                            (181)   (1,292)   (73)
   Portion of impairment losses on fixed maturities, available for sale
      recognized in other comprehensive income (loss)                         18        --     --
                                                                           -----   -------   ----
   Net other-than-temporary impairments on available for sale fixed
      maturity securities recognized in net income (loss)                   (163)   (1,292)   (73)
   Other realized investment gains (losses)                                   39      (270)   (18)
                                                                           -----   -------   ----
Total net realized investment loss                                          (124)   (1,562)   (91)
                                                                           -----   -------   ----
TOTAL REVENUES                                                               255    (1,206)   239
                                                                           -----   -------   ----
BENEFITS AND EXPENSES:
Interest credited to policyholder contract deposits                          255       207    172
Amortization of bonus interest                                                (1)      (14)     8
Policyholder benefits                                                          4         9      2
Amortization of deferred acquisition costs  and sales inducements             37       (31)    27
General and administrative expenses, net of deferrals                         14        12     13
Commissions, net of deferrals                                                  3         2      2
                                                                           -----   -------   ----
TOTAL BENEFITS AND EXPENSES                                                  312       185    224
                                                                           -----   -------   ----
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                            (57)   (1,391)    15
INCOME TAX EXPENSE (BENEFIT)                                                 (28)       14      5
                                                                           -----   -------   ----
NET INCOME (LOSS)                                                          $ (29)  $(1,405)  $ 10
                                                                           =====   =======   ====

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                         Years ended December 31,
                                                                         ------------------------
                                                                          2009      2008     2007
                                                                         ------   -------   -----
                                                                               (In millions)
NET INCOME (LOSS)                                                         $ (29)  $(1,405)  $  10
                                                                          -----   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains (losses) of fixed maturity investment on which
      other-than-temporary credit impairments were taken                    770     1,248     (55)
   Deferred income tax benefit (expense) on above changes                  (238)       50      55
   Net unrealized gains (losses) on all other invested assets arising
      during the period                                                      --       137    (137)
   Deferred income tax benefit (expense) on above changes                    --       (54)     54
   Reclassification adjustment for net realized losses included in net
      income (loss)                                                        (172)   (1,371)    (82)
   Adjustment to deferred policy acquisition costs and deferred sales
      inducements                                                           (48)      (54)     42
   Deferred income tax benefit (expense) on above changes                    19        21     (17)
                                                                          -----   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS)                                           331       (23)   (140)
                                                                          -----   -------   -----
COMPREHENSIVE INCOME (LOSS)                                               $ 302   $(1,428)  $(130)
                                                                          =====   =======   =====

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                            Years ended December 31,
                                                           -------------------------
                                                             2009      2008     2007
                                                           -------   -------   -----
                                                                 (In millions)
COMMON STOCK:
   Balance at beginning and end of year                    $     3   $     3   $   3
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                              1,605       393     390
      Capital contribution from Parent (see Note 11)           281     1,212       3
                                                           -------   -------   -----
   Balance at end of year                                    1,886     1,605     393
                                                           -------   -------   -----
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                             (1,210)      195     185
      Cumulative effect of accounting change, net of tax       336        --      --
                                                           -------   -------   -----
      Adjusted balance at beginning of year                   (874)      195     185
      Net income (loss)                                        (29)   (1,405)     10
                                                           -------   -------   -----
   Balance at end of year                                     (903)   (1,210)    195
                                                           -------   -------   -----
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Balance at beginning of year                               (169)     (146)     (6)
      Cumulative effect of accounting change, net of tax      (209)       --      --
                                                           -------   -------   -----
      Adjusted balance at beginning of year                   (378)     (146)     (6)
      Other comprehensive income (loss)                        331       (23)   (140)
                                                           -------   -------   -----
   Balance at end of year                                      (47)     (169)   (146)
                                                           -------   -------   -----
TOTAL SHAREHOLDER'S EQUITY                                 $   939   $   229   $ 445
                                                           =======   =======   =====

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 Years ended December 31,
                                                                               ---------------------------
                                                                                 2009      2008      2007
                                                                               -------   -------   -------
                                                                                      (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                              $   (29)  $(1,405)  $    10
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY OPERATING
   ACTIVITIES:
   Interest credited on policyholder contract deposits                             255       207       172
   Net realized investment loss                                                    124     1,562        91
   Net unrealized loss on fixed maturity securities, trading                         1         7        --
   Amortization of deferred policy acquisition costs and deferred sales
      inducements                                                                   37       (31)       27
   Amortization of bonus interest                                                   (1)      (14)        8
   Amortization of net premium/(accretion of net discount) on
      investments                                                                  (55)       (5)        2
   Deferral of acquisition costs                                                   (95)      (86)      (65)
   Provision for deferred income taxes                                              45        19        (2)
   Capitalized interest                                                             (3)       (4)       (3)
   Change in:
      Accrued investment income                                                    (11)       (4)       (1)
      Income taxes receivable from Parent                                          (33)       (4)        6
      Other assets                                                                  --        --         9
      Due from/to related parties                                                    7        (6)       --
      Future policy benefits                                                         1         5        --
      Other liabilities                                                             (1)       --        (3)
   Other, net                                                                      (10)       (6)       (5)
                                                                               -------   -------   -------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                       232       235       246
                                                                               -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                                    (2,041)   (2,041)   (1,306)
   Mortgage and other loans receivable                                              --       (72)     (102)
   Derivatives                                                                     (38)      (16)       --
Sales of:
   Fixed maturity securities                                                       600     1,775       522
   Derivatives                                                                      --        49        --
Redemptions and maturities of:
   Fixed maturity securities                                                       252       415       255
   Mortgage and other loans receivable                                              18        33        57
Policy loans issued                                                                 (1)       (1)       (1)
Payments received on policy loans                                                    5         7         6
(Increase) decrease in securities lending invested collateral                       --     1,070      (836)
Net change in short-term investments                                              (221)     (953)     (153)
                                                                               -------   -------   -------
   CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES                       $(1,426)  $   266   $(1,558)
                                                                               -------   -------   -------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      STATEMENTS OF CASH FLOWS (Continued)

                                                                              Years ended December 31,
                                                                             -------------------------
                                                                              2009      2008     2007
                                                                             ------   -------   ------
                                                                                   (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                                $1,791   $ 1,509   $1,056
Net exchanges from the fixed accounts of variable annuity contracts             (14)      (51)     (42)
Policyholder account withdrawals                                               (569)     (543)    (405)
Claims and annuity payments, net of reinsurance, on policyholder contracts     (182)     (162)    (126)
Net receipts from (repayments of) other short-term financings                    (7)       15       (4)
Increase (decrease) in securities lending payable                                --    (2,009)     833
Capital contributions                                                           150       768        3
                                                                             ------   -------   ------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                        1,169      (473)   1,315
                                                                             ------   -------   ------
INCREASE (DECREASE) IN CASH                                                     (25)       28        3
CASH AT BEGINNING OF PERIOD                                                      37         9        6
                                                                             ------   -------   ------
CASH AT END OF PERIOD                                                        $   12   $    37   $    9
                                                                             ======   =======   ======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                                  $   40   $     1   $   (1)
Non-cash activity:
   Bonus interest and other deferrals credited to policyholder contract
      deposits                                                               $   17   $    23   $   25
   Investment in fixed maturity securities, trading                              --        32       --
   Contribution of fixed maturity securities from Parent                        131       444       --

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc., a wholly owned subsidiary of American International Group, Inc. ("American International Group").

The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Three financial institutions represented approximately 36 percent, 17 percent and 14 percent of new deposits in the year ended December 31, 2009. Three financial institutions represented approximately 16 percent, 15 percent, and 14 percent of new deposits in the year ended December 31, 2008. No other independent selling organization was responsible for more than 10 percent of new deposits for any such periods.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial condition of American International Group beginning late in the third quarter of 2008 and related events described in Notes 13 below have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's financial statements.

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY SECURITIES

Fixed maturity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred policy acquisition costs and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable.

Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"). See Note 6 for discussion of ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. This new standard has significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. Residential Mortgage Backed Securities ("RMBS"), Commercial Mortgage Backed Securities ("CMBS"), Collateralized Debt Obligations ("CDO"), Asset Backed Securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency rates;

     -    Expected default rates and timing of such defaults;

     -    Loss severity and timing of any such recovery;

     -    Expected prepayment speeds; and

     -    Ratings of securities underlying structured products.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment.

MORTGAGE LOANS HELD FOR INVESTMENT

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

VALUATION ALLOWANCE

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss: 1) individual loans that are specifically reserved ("specific loan loss allowance") and 2) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance".)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as risk rating, vintage, maturity date, debt service coverage ratio (DSCR), loan to value (LTV) and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral of the loans with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to realized investment gains (losses) in the statements of income (loss).

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments. See Note 5 for additional discussion of derivatives.

The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.3 INVESTMENTS (CONTINUED)

See Notes 2.7 and 8 for further discussion of GMAV and GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The GMAV and GMWB embedded derivatives are included in policyholder contract deposits and the index options and futures contracts are reported in derivative assets in the balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment loss in the statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

2.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

2.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily recognized as part of separate account liabilities in the balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.6 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the balance sheet. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income (loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the statement of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity product in 2005. If available and elected by the contract holder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the second quarter of 2004 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the statements of income (loss).

2.8 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB").

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.8 FUTURE POLICY BENEFITS (CONTINUED)

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB liability balance, with a related charge or credit to Policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

     - Reductions to the cost basis of fixed maturity securities (except trading securities accounted for at fair value) and other types of investments for other-than-temporary impairments.

     -    Changes in fair value of derivative assets and liabilities.

2.11 FEE INCOME

Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Fees for certain guarantees included in variable annuity policy fees are based on the amount being guaranteed. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.12 INCOME TAXES

Deferred income tax assets and payables are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 6 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the balance sheets at December 31, 2009 or 2008.

2.14 ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting the standard was a decrease in net income of $2.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 3 for additional disclosures.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.14 ACCOUNTING CHANGES (CONTINUED)

The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial election of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's financial condition and results of operations were not material.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance effective in the fourth quarter of 2008. The effects of adopting the standard on the Company's financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

SUBSEQUENT EVENTS

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009. The adoption of the new standard did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.14 ACCOUNTING CHANGES (CONTINUED)

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $127.2 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $336.2 million and an increase in accumulated other comprehensive loss of $209.0 million, net of tax. The cumulative effect adjustment resulted in an increase of $468.3 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducement assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments.

                                                                                     (Increase)
                                                                                    Decrease to
                                                                      (Increase)    Accumulated     Net Increase
                                                                     Decrease to       Other       (Decrease) in
                                                                     Accumulated   Comprehensive   Shareholder's
                                                                       Deficit          Loss           Equity
                                                                     -----------   -------------   -------------
                                                                                    (In millions)
Net effect of the increase in amortized cost of available for sale
   fixed maturity securities                                            $ 468          $(468)          $ --
Net effect of DAC and deferred sales inducements                         (125)           122             (3)
Net effect on deferred income tax asset/payable                            (7)           137            130
                                                                        -----          -----           ----
Net increase (decrease) in the Company's shareholder's equity           $ 336          $(209)          $127
                                                                        =====          =====           ====

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's financial condition, results of operations or cash flows.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.14 ACCOUNTING CHANGES (CONTINUED)

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's financial condition, results of operations or cash flows.

3. FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS

Amounts related to the Company's financial instruments are as follows:

                                                          2009                2008
                                                   -----------------   -----------------
                                                   Carrying    Fair    Carrying    Fair
                                                     Value     Value     Value     Value
                                                   --------   ------   --------   ------
                                                               (In millions)
ASSETS:
   Fixed maturity securities, available for sale    $6,061    $6,061    $4,243    $4,243
   Fixed maturity securities, trading                   24        24        25        25
   Mortgage and other loans receivable                 476       471       502       511
   Policy loans                                         20        20        22        22
   Derivative assets                                     7         7        13        13
   Short-term investments                            1,430     1,430     1,208     1,208
   Accrued investment income                            58        58        47        47
   Separate account assets                             632       632       534       534
LIABILITIES:
   Policyholder contract deposits (1)               $7,597    $7,430    $6,371    $6,206

(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

FIXED MATURITY SECURITIES AND TRADING SECURITIES

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

The fixed maturity securities, trading portfolio consists of an interest in ML
II. At inception, the Company's economic interest in ML II was valued at the transaction prices of $14.9 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interests in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes that the underlying collateral in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interests. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Adjustments to the fair value of the Company's interest in ML II are recorded in net investment income. The Company's interest in ML II is included in fixed maturities, trading, at fair value.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

DERIVATIVE ASSETS

Derivative assets can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

ACCRUED INVESTMENT INCOME

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for fixed maturity securities traded in active markets.

POLICYHOLDER CONTRACT DEPOSITS

Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

RECURRING FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Beginning January 1, 2008, assets and liabilities recorded at fair value in the balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     - Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

     - Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

     - Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                    Level 1   Level 2   Level 3    Total
                                                    -------   -------   -------   ------
                                                                (In millions)
December 31, 2009
Assets:
   Fixed maturity securities, available for sale:
      U.S. government securities and government
         sponsored entities                           $ --     $    2     $ --    $    2
      Obligations of states, municipalities and
         political subdivisions                         --          6       --         6
      Foreign governments                               --          2       --         2
      Corporate debt                                    --      3,858      149     4,007
      Residential mortgage-backed securities            --      1,192      212     1,404
      Commercial mortgage-backed securities             --        146      141       287
      Collateralized debt obligations                   --        120      233       353
                                                      ----     ------     ----    ------
   Total fixed maturity securities, available for
      sale                                              --      5,326      735     6,061
   Fixed maturity securities, trading                   --         --       24        24
   Derivative assets                                     7         --       --         7
   Short-term investments (1)                          240      1,052       --     1,292
   Separate account assets                             632         --       --       632
                                                      ----     ------     ----    ------
      Total                                           $879     $6,378     $759    $8,016
                                                      ====     ======     ====    ======
Liabilities:
   Policyholder contract deposits (2)                 $ --     $   --     $ 25    $   25
                                                      ----     ------     ----    ------
      Total                                           $ --     $   --     $ 25    $   25
                                                      ====     ======     ====    ======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

                                                   Level 1   Level 2   Level 3    Total
                                                   -------   -------   -------   ------
                                                               (In millions)
December 31, 2008
Assets:
   Fixed maturity securities, available for sale     $ --     $3,736    $  507   $4,243
   Fixed maturity securities, trading                  --         --        25       25
   Derivative assets                                   13         --        --       13
   Short-term investments (1)                          --      1,033        --    1,033
   Separate account assets                            534         --        --      534
                                                     ----     ------    ------   ------
      Total                                          $547     $4,769    $  532   $5,848
                                                     ====     ======    ======   ======
Liabilities:
   Policyholder contract deposits (2)                $ --     $   --    $   92   $   92
                                                     ====     ======    ======   ======

(1) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $138 million and $175 million at December 31, 2009 and 2008, respectively.

(2) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2009 and 2008, Level 3 assets were 8.2 percent and 7.4 percent of total assets and Level 3 liabilities were 0.3 percent and 1.3 percent of total liabilities, respectively.

The following table present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the balance sheets at December 31, 2009 and 2008:

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

                                                 Net Realized                                                           Changes in
                                                      and                                                               Unrealized
                                                  Unrealized                      Purchases,                               Gains
                                                    Gains        Accumulated        Sales,                              (Losses) on
                                    Balance -      (Losses)         Other       Issuances and               Balance -   Instruments
                                  Beginning of    Included in   Comprehensive    Settlements,                 End of    Held at End
                                     Period      Earnings (1)   Income (Loss)        Net        Transfers    Period      of Period
                                  ------------   ------------   -------------   -------------   ---------   ---------   -----------
December 31, 2009
Assets:
   Fixed maturity securities,
      available for sale:
      Obligations of states,
         municipalities and
         political subdivisions       $ 25           $ --            $ --           $(25)          $ --          --         $--
      Corporate debt                   145             (4)             45             29            (66)        149          --
      Residential
         mortgage-backed
         securities                    152            (50)             36             68              6         212          --
      Commercial
         mortgage-backed
         securities                     40            (17)             19             22             77         141          --
      Collateralized debt
         obligations                   145              2              38             35             13         233          --
                                      ----           ----            ----           ----           ----        ----         ---
   Total fixed maturity
      securities, available
      for sale                         507            (69)            138            129             30         735          --
   Fixed maturity securities,
      trading                           25             (2)              1             --             --          24          --
                                      ----           ----            ----           ----           ----        ----         ---
Total                                 $532           $(71)           $139           $129           $ 30        $759         $--
                                      ====           ====            ====           ====           ====        ====         ===
Liabilities:
   Policyholder contract
      deposits                        $ 92           $(67)           $ --           $ --           $ --        $ 25         $--

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

                                                Net
                                              Realized
                                                and                                                                  Changes in
                                             Unrealized                      Purchases,                              Unrealized
                                               Gains        Accumulated        Sales,                              Gains (Losses)
                                Balance -     (Losses)         Other       Issuances and               Balance -   on Instruments
                                Beginning    Included in   Comprehensive    Settlements,                 End of    Held at End of
                                of Period   Earnings (1)   Income (Loss)        Net        Transfers     Period        Period
                                ---------   ------------   -------------   -------------   ---------   ---------   --------------
December 31, 2008
Assets:
   Fixed maturity securities,
      available for sale           $472         $(199)          $ 1            $118           $115        $507           $--
   Fixed maturity securities,
      trading                        --            (7)           --              32             --          25            --
                                   ----         -----           ---            ----           ----        ----           ---
Total                              $472         $(206)          $ 1            $150           $115        $532           $--
                                   ====         =====           ===            ====           ====        ====           ===
Liabilities:
   Policyholder contract
      deposits                     $  3         $  89           $--            $ --           $ --        $ 92           $--
                                   ====         =====           ===            ====           ====        ====           ===

(1) Net realized and unrealized gains (losses) related to the Level 3 items shown above are reported in net realized investment gains (losses) in the statements of income (loss), except for fixed maturity securities, trading which are reported in net investment income in the statements of income
     (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the statements of income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company elected to account for its economic interest in ML II at fair value. The Company recorded losses of $0.8 million and $6.8 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of its interest in ML II, which were reported as a component of net investment income in the statements of income (loss).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (CONTINUED)

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include mortgage and other loans receivable. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below.

MORTGAGE AND OTHER LOANS RECEIVABLE

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans receivable.

4. INVESTMENTS

4.1 FIXED MATURITY SECURITIES, AVAILABLE FOR SALE

The cost or amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturity securities available for sale by major category follow:

                                                                                           Other-Than-
                                             Cost or       Gross        Gross               Temporary
                                            Amortized   Unrealized   Unrealized    Fair    Impairments
                                               Cost        Gains       Losses      Value     in AOCI
                                            ---------   ----------   ----------   ------   -----------
                                                                   (In millions)
December 31, 2009
U.S. government securities and government
   sponsored entities                         $    2       $ --         $  --     $    2       $ --
Obligations of states, municipalities and
   political subdivisions                          6         --            --          6         --
Foreign governments                                2         --            --          2         --
Corporate debt                                 3,859        210           (62)     4,007          2
Residential mortgage-backed securities         1,574         45          (215)     1,404        (50)
Commercial mortgage-backed securities            425          3          (141)       287        (10)
Collateralized debt obligations                  346         23           (16)       353         13
                                              ------       ----         -----     ------       ----
   Total                                      $6,214       $281         $(434)    $6,061       $(45)
                                              ======       ====         =====     ======       ====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

                                                                                           Other-Than-
                                             Cost or       Gross        Gross               Temporary
                                            Amortized   Unrealized   Unrealized    Fair    Impairments
                                               Cost        Gains       Losses      Value     in AOCI
                                            ---------   ----------   ----------   ------   -----------
                                                                   (In millions)
December 31, 2008
U.S. government securities and government
   sponsored entities                         $    2       $ --         $  --     $    2       $ --
Obligations of states, municipalities and
   political subdivisions                         33         --            --         33         --
Foreign governments                                2         --            --          2         --
Corporate debt                                 2,511         57          (217)     2,351         --
Residential mortgage-backed securities         1,508         24          (114)     1,418         --
Commercial mortgage-backed securities            247         14           (33)       228         --
Collateralized debt obligations                  222          9           (22)       209         --
                                              ------       ----         -----     ------       ----
  Total                                       $4,525       $104         $(386)    $4,243       $ --
                                              ======       ====         =====     ======       ====

The following tables summarize the Company's gross unrealized losses and estimated fair values on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2009 and 2008:

                                  Less than 12 Months        12 Months or More              Total
                                -----------------------   -----------------------   -----------------------
                                             Unrealized                Unrealized                Unrealized
                                Fair Value      Loss      Fair Value      Loss      Fair Value      Loss
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                              (In millions)
December 31, 2009
Obligations of states,
   municipalities and
   political subdivisions         $    1        $ --         $ --         $ --        $    1        $ --
Corporate debt                     1,088          27          335           35         1,423          62
Mortgage-backed, asset-backed
   and collateralized
   securities                        524         271          401          101           925         372
                                  ------        ----         ----         ----        ------        ----
Total                             $1,613        $298         $736         $136        $2,349        $434
                                  ======        ====         ====         ====        ======        ====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

                                  Less than 12 Months        12 Months or More              Total
                                -----------------------   -----------------------   -----------------------
                                             Unrealized                Unrealized                Unrealized
                                Fair Value      Loss      Fair Value      Loss      Fair Value      Loss
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                              (In millions)
December 31, 2008
U.S. government and government
   sponsored entities             $    2        $ --         $ --         $ --        $    2        $ --
Obligations of states,
   municipalities and
   political subdivisions             25          --           --           --            25          --
Foreign governments                    2          --           --           --             2          --
Corporate debt                       925         108          391          109         1,316         217
Mortgage-backed, asset-backed
   and collateralized
   securities                        427          87          290           82           717         169
                                  ------        ----         ----         ----        ------        ----
Total                             $1,381        $195         $681         $191        $2,062        $386
                                  ======        ====         ====         ====        ======        ====

As of December 31, 2009, the Company held 491 individual fixed maturity securities that were in an unrealized loss position, of which 163 individual securities were in a continuous unrealized loss position for longer than twelve months.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009 were as follows:

                                                              Cost or Amortized
                                                                    Cost          Fair Value
                                                              -----------------   ----------
                                                                       (In millions)
Due in one year or less                                             $   71          $   73
Due after one year through five years                                1,186           1,247
Due after five years through ten years                               2,398           2,479
Due after ten years                                                    560             571
Mortgage-backed, asset-backed and collateralized securities          1,999           1,691
                                                                    ------          ------
   Total fixed maturity securities, available for sale              $6,214          $6,061
                                                                    ======          ======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.1 FIXED MATURITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

At December 31, 2009, the Company's investments included four investments in a single entity that exceeded 10% of the Company's shareholder's equity. These investments included a short-term money market pool, a U.S. government bond, a money market investment and an ABS. At December 31, 2008, the Company's investments included thirty-one investments in a single entity that exceeded 10% of the Company's shareholder's equity. These investments included a short-term money market pool, mortgage-backed securities, and public high grade bonds. Thirteen of the issuing entities were U.S. government agencies.

At December 31, 2009, $0.7 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

At December 31, 2009, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $25.6 million.

At December 31, 2009, fixed maturity securities included $300.6 million of securities not rated investment grade.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of American International Group sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither American International Group nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2009 and 2008 were $0.8 million and $6.8 million, respectively.

See Note 6 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2009, the mortgage and other loans receivable balance was comprised of direct commercial mortgage loans of $479.6 million, other loans of $4.9 million and an offsetting valuation allowance of $8.1 million. At December 31, 2009, the direct commercial mortgage loan portfolio was comprised of only U.S. loans. At that date, substantially all of the U.S. loans were current.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

                                                                                                 Percent
                    Number                                              Multi-   Mobile             of
State              of Loans   Amount *   Office   Retail   Industrial   Family    Homes   Other   Total
-----              --------   --------   ------   ------   ----------   ------   ------   -----  -------
                                                   (Dollars in millions)
California             11       $109      $ 80      $--       $ 19        $ 9        1     $--   $ 22.71
Florida                 9         51        --       20         16         --        9       6     10.63
New Jersey              5         44        11        9         --         17        7      --      9.17
Texas                   7         40         4       10         25         --        1      --      8.33
New York                4         36        15        3         --         18       --      --      7.50
All other states       50        200        59       39         41         24       27      10     41.66
                      ---       ----      ----      ---       ----        ---      ---     ---   -------
Total                  86       $480      $169      $81       $101        $68      $45     $16   $100.00
                      ===       ====      ====      ===       ====        ===      ===     ===   =======

*    Excludes portfolio valuation allowance

The Company's mortgage and other loans receivable valuation allowance activity is as follows:

                                         2009
                                    -------------
                                    (In millions)
Allowance, beginning of year             $--
Additions to allowance for losses          8
Charge-offs, net of recoveries            --
                                         ---
Allowance, end of period                 $ 8
                                         ===

The Company did not have any mortgage and other loans receivable valuation allowance activity during the years ended December 31, 2008 and 2007.

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2009 and 2008.

4.4 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                         2009   2008   2007
                                         ----   ----   ----
                                            (In millions)
Short-term investments                   $  4   $ 29   $  5
Fixed maturity securities                 322    269    267
Mortgage and other loans receivable        29     29     27
Policy loans                                2      2      2
Securities lending invested collateral     --     --      1
Other invested assets                      --     --      2
                                         ----   ----   ----
   Total investment income                357    329    304
Less: investment expenses                  (4)    (3)    (3)
                                         ----   ----   ----
   Net investment income                 $353   $326   $301
                                         ====   ====   ====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.5 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                2009      2008    2007
                                                              -------   -------   ----
                                                                    (In millions)
Sales of fixed maturities:
   Gross gains                                                 $  28    $   332   $  1
   Gross losses                                                   (2)      (419)   (10)
Derivative assets and liabilities:
   Gross gains                                                    15         52     --
   Gross losses                                                  (59)        (6)    (2)
Embedded Derivatives                                              67        (89)    (4)
Securities lending collateral, including
   other-than-temporary impairments                               (2)      (140)    (3)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for
      sale securities                                           (181)    (1,292)   (73)
   Portion of other-than-temporary impairments on available
      for sale fixed maturity securities recognized in
      accumulated other comprehensive income (loss)               18         --     --
                                                               -----    -------   ----
Net other-than-temporary impairments on available for sale
   securities recognized in net income (loss)                   (163)    (1,292)   (73)
Other-than-temporary impairments on all other investments         (8)        --     --
                                                               -----    -------   ----
Net realized investment loss                                   $(124)   $(1,562)  $(91)
                                                               =====    =======   ====

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the nine months ended December 31, 2009:

                                                                                         (In millions)
                                                                                         -------------
Balance, March 31, 2009                                                                      $(307)
   Increases due to:
      Credit losses remaining in accumulated deficit related to the adoption of new
         other-than-temporary impairment standard                                               --
      Credit impairments on new securities subject to impairment losses                         (2)
      Additional credit impairments on previously impaired securities                          (67)
   Reductions due to:
      Credit impaired securities fully disposed for which there was no prior intent or
         requirement to sell                                                                    29
      Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                                    --
      Accretion on securities previously impaired due to credit                                  6
                                                                                             -----
      Balance, December 31, 2009                                                             $(341)
                                                                                             =====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                           Derivative Assets
                                                     ---------------------------
                                                      Notional
                                                     Amount (1)   Fair value (2)
                                                     ----------   --------------
                                                            (In millions)
December 31, 2009
Derivatives not designated as hedging instruments:
   Interest rate contracts                              $ 21          $ 1
   Equity contracts                                      121            6
                                                        ----          ---
Total derivatives not designated as hedging
   instruments                                           142            7
                                                        ----          ---
Total derivative instruments                            $142          $ 7
                                                        ====          ===

                                                           Derivative Assets
                                                     ---------------------------
                                                      Notional
                                                     Amount (1)   Fair value (2)
                                                     ----------   --------------
                                                            (In millions)
December 31, 2008
Derivatives not designated as hedging instruments:
   Equity contracts                                     $272            $13
                                                        ----            ---
Total derivatives not designated as hedging
   instruments                                           272             13
                                                        ----            ---
Total derivative instruments                            $272            $13
                                                        ====            ===

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

The Company has taken positions in certain derivative financial instruments in order to eliminate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting and as a result, all of the Company's derivatives are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives, in net realized investment gains (losses) in the statements of income (loss):

                                                      2009    2008
                                                     -----   -----
                                                     (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $ (9)  $ --
   Equity contracts                                    (35)    46
                                                      ----   ----
Total derivatives not designated as hedging            (44)    46
   instruments
Embedded derivatives                                    67    (89)
                                                      ----   ----
Total derivative instruments                          $(23)  $(43)
                                                      ====   ====

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives are reflected in policyholder contract deposits on the balance sheet. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the statement of income
(loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned U.S. insurance company subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than secured borrowings.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6. SECURITIES LENDING PROGRAM (CONTINUED)

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, the Company purchased corporate credit and other asset-backed securities at fair values totaling $182.8 million from the Securities Lending Program's collateral account.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. American International Group made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                   (In millions)
                                                                   -------------
Realized losses on securities lending collateral:
   Net realized losses on sale to Maiden Lane II LLC                   $ (69)
   Net realized losses on all other asset sales                          (70)
   Realized losses due to other-than-temporary declines in value        (514)
                                                                       -----
      Total                                                            $(653)
                                                                       =====
Net realized gains (losses) related to lent securities with
   insufficient collateral:
   Deemed sales of lent securities                                     $ (26)
   Forward purchase commitments                                          (35)
                                                                       -----
      Total                                                            $ (61)
                                                                       =====

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                  December 31,   December 31,
                                                      2009           2008
                                                  ------------   ------------
                                                         (In millions)
Undistributed Securities Lending Program assets        $--            $7
Receivable from affiliated Agent                       $--            $6

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6. SECURITIES LENDING PROGRAM (CONTINUED)

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed included corporate credit and other asset-backed securities, which were reported by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008.

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II ("the ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred acquisition costs:

                                                      Years ended
                                                      December 31,
                                                     -------------
                                                      2009    2008
                                                     -----   -----
                                                     (In millions)
Balance at beginning of year                          $388   $309
Deferrals                                               95     86
Accretion of interest/amortization                     (36)   (36)
Effect of net unrealized loss on securities (1)         53    (38)
Effect of realized (gains)losses on securities (2)     (86)    90
Effect of unlocking assumptions used in estimating
   future gross profits (3)                            (10)   (23)
                                                      ----   ----
Balance at end of year                                $404   $388
                                                      ====   ====

(1) In 2009, includes an increase of $92.9 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) In 2009, includes a decrease of $95.3 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(3) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts primarily were the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The 2008 amounts primarily resulted from difficult market conditions and adverse policyholder behavior. As a result of the difficult market conditions in 2008 and 2009, the long-term separate account growth rate assumption was changed to 7.5 percent from 10 percent.

The Company defers enhanced crediting rates or bonus payments to contract holders on certain of its products. The following table summarizes the activity in these deferred expenses:

                                                       Years ended
                                                       December 31,
                                                      -------------
                                                       2009    2008
                                                      -----   -----
                                                      (In millions)

Balance at beginning of year                           $111   $ 90
Deferrals                                                17     23
Accretion of interest/amortization                       (1)    (8)
Effect of net unrealized loss on securities (1)          21    (16)
Effect of realized (gains) losses on securities (2)     (28)    23
Effect of unlocking assumptions used in estimating
   future gross profits (3)
                                                         --     (1)
                                                       ----   ----
Balance at end of year                                 $120   $111
                                                       ====   ====

(1) In 2009, includes an increase of $29.8 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) In 2009, includes a decrease of $30.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

(3) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts primarily were the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The 2008 amounts primarily resulted from difficult market conditions and adverse policyholder behavior. As a result of the difficult market conditions in 2008 and 2009, the long-term separate account growth rate assumption was changed to 7.5 percent from 10 percent.

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                   2009     2008
                                  ------   ------
                                   (In millions)
Policyholder contract deposits:
   Annuities                      $7,414   $6,180
   Universal life                    183      191
                                  ------   ------
                                  $7,597   $6,371
                                  ======   ======
Future policy benefits:
   Annuities                      $    7   $    6
                                  ======   ======

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                 Highest Specified
                                                                                Anniversary Account
                                                                                    Value Minus
                                                                Return of Net    Withdrawals Post
                                                                   Deposits         Anniversary
                                                                -------------   -------------------
                                                                       (Dollars in millions)
AT DECEMBER 31, 2009
In the event of death (GMDB):
   Account value                                                 $       160            $593
   Net amount at risk (a)                                                 17              93
   Average attained age of contract holders                               66              65
   Range of guaranteed minimum return rates                                0%              0%
Accumulation at specified date (GMAV):
   Account value                                                 $        60
   Net amount at risk (b)                                                  4
   Weighted average period remaining until guaranteed payment      6.3 Years
Accumulation at specified date (GMWB):
   Account value                                                 $       314
   Net amount at risk (c)                                                 49
   Weighted average period remaining until guaranteed payment     18.4 Years

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                  Highest Specified
                                                                                 Anniversary Account
                                                                                     Value Minus
                                                                 Return of Net    Withdrawals Post
                                                                    Deposits         Anniversary
                                                                 -------------   -------------------
                                                                        (Dollars in millions)
AT DECEMBER 31, 2008
In the event of death (GMDB):
   Account value                                                  $       138           $540
   Net amount at risk (a)                                                  44            197
   Average attained age of contract holders                                65             64
   Range of guaranteed minimum return rates                                 0%             0%
Accumulation at specified date (GMAV):
    Account value                                                 $        50
    Net amount at risk (b)                                                 15
    Weighted average period remaining until guaranteed payment      7.2 Years
Accumulation at specified date (GMWB):
   Account value                                                  $       245
   Net amount at risk (c)                                                  93
   Weighted average period remaining until guaranteed payment      15.5 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $6.6 million and $7.4 million as of December 31, 2009 and 2008, respectively and is payable no sooner than 10 years from the end of the waiting period.

The following summarizes the activity in future policy benefits:

                                   Years ended
                                   December 31,
                                  -------------
                                   2009    2008
                                  -----   -----
                                  (In millions)
Balance at beginning of year       $ 6    $ 2
    Guaranteed benefits incurred     3      5
  Guaranteed benefits paid          (2)    (1)
                                   ---    ---
Balance at end of year             $ 7    $ 6
                                   ===    ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

8. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2009 and 2008:

     - Data used was 50 stochastically generated investment performance scenarios.

     - Mean investment performance assumption was 7.5 percent and 10 percent in 2009 and 2008, respectively.

     -    Volatility assumption was 16 percent.

     - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

     - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

     -    The discount rate was approximately 8 percent.

In 2009 and 2008, the Company recorded an increase in the liability for future policy benefits of $1.4 million and $2.1 million due to the unlocking of key assumptions.

9. REINSURANCE

Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10 percent of shareholder's equity.

The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $6.4 million, $6.5 million and $6.3 million in 2009, 2008 and 2007, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $4.1 million, $4.6 million and $3.8 million in 2009, 2008 and 2007, respectively.

10. COMMITMENTS AND CONTINGENT LIABILITIES

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interest of policyholders of insolvent life insurance and annuity companies. Known insolvencies of life insurance companies are expected to result in future assessments. While it is not possible to accurately estimate the portion of the industry assessments for which the Company will be responsible, it is expected that the remaining assessments will not have a material adverse effect on the financial position, results of operations or cash flows of the Company. The expenses related to these insolvencies are recorded as general and administrative expenses, net of deferral as received.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                              2009    2008    2007
                                              ----   ------   ----
                                                  (In millions)
Cash from Parent                              $150   $  220   $--
Contributions related to Securities Lending
   Program (see Note 6)                         --      548     3
                                              ----   ------   ---
   Total cash contributions                    150      768     3
Contributions of securities at fair value      131      444    --
                                              ----   ------   ---
      Total capital contributions             $281   $1,212   $ 3
                                              ====   ======   ===

The components of accumulated other comprehensive income (loss) are as follows:

                                                             2009    2008
                                                            -----   -----
                                                            (In millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                   $ 281   $ 104
   Gross unrealized losses                                   (434)   (386)
Adjustment to DAC and deferred sales inducements               75      --
Deferred federal and state income tax expense (benefit)        31     113
                                                            -----   -----
   Accumulated other comprehensive loss (1)                 $ (47)  $(169)
                                                            =====   =====

(1) The 2009 amount includes a decrease of $209.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 2.14 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders by life insurance companies domiciled in the State of New York without obtaining the approval of the Superintendent of Insurance is limited to the lesser of either 10 percent of preceding year's statutory surplus or the Company's preceding year's net gain from operations, if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the New York Department of Insurance. No dividends can be paid by the Company to its shareholder in 2010 without obtaining prior approval.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

There were no permitted practices used by the Company at December 31, 2009.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11. SHAREHOLDER'S EQUITY (CONTINUED)

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                2009   2008   2007
                                ----   ----   ----
                                   (In millions)
Statutory net income (loss)     $ 43   $ (1)  $ (7)
Statutory capital and surplus   $776   $547   $504

12. INCOME TAXES

12.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                        Years ended
                                        December 31,
                                     ------------------
                                     2009   2008   2007
                                     ----   ----   ----
                                        (In millions)
Current                              $(73)  $(5)   $ 7
Deferred                               45    19     (2)
                                     ----   ---    ---
Total income tax expense (benefit)   $(28)  $14    $ 5
                                     ====   ===    ===

The U.S. federal statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                                 Years ended
                                                                December 31,
                                                             -------------------
                                                             2009    2008   2007
                                                             ----   -----   ----
                                                                (In millions)
U.S federal income tax expense (benefit) at statutory rate   $(20)  $(487)  $ 5
Adjustments:
   Valuation allowance                                         (2)    564    --
   State income taxes (net of federal benefit)                 (4)    (63)    2
   Dividends received deduction                                (1)     (1)   (1)
   Other, net                                                  (1)      1    (1)
                                                             ----   -----   ---
   Total income tax expense (benefit)                        $(28)  $  14   $ 5
                                                             ====   =====   ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:

                                                                 2009    2008
                                                                -----   -----
                                                                (In millions)
Deferred Tax Liabilities:
   Deferred acquisition costs and deferred sales inducements    $(129)  $(150)
                                                                -----   -----
      Total deferred tax liabilities                             (129)   (150)
                                                                -----   -----
Deferred Tax Assets:
   Capital loss carryforward - Federal                            238     236
   Investments                                                    149     313
   Contract holder reserves                                        45      61
   Net unrealized loss on debt and equity securities
      available for sale                                           31     113
   State deferred tax asset                                        57      60
   Other assets                                                     1       4
                                                                -----   -----
      Deferred tax assets                                         521     787
   Valuation allowance                                           (433)   (564)
                                                                -----   -----
      Total deferred tax assets                                    88     223
                                                                -----   -----
   Net deferred tax asset (liability)                           $ (41)  $  73
                                                                =====   =====

The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $521 million and concluded a $433 million valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of American International Group, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses American International Group intends to retain and American International Group recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.2 DEFERRED INCOME TAXES (CONTINUED)

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

12.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time, it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $0.2 million. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $0.2 million.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2009 and 2008, the Company had receivables of $0.5 million, related to interest (net of federal tax). For the year ended December 31, 2009, the Company had no related interest income or expense (net of federal tax) recognized in the statements of income
(loss). For the years ended December 31, 2008 and 2007, the Company had recognized an expense of $0.1 million and income of $1.5 million, respectively, of interest (net of federal tax) in the statements of income (loss).

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate accounts held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time issuance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The tax benefits related to the separate accounts DRD for December 31, 2009 and 2008 were $1 million in both years.

12.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004-2005. For 2003, the IRS has completed its fieldwork and issued a Revenue Agent's Report and 30 day letter. The Company has timely filed a protest with respect to certain issues. This protest is currently under review by the IRS. All years prior to 2003 are no longer subject to audit. The Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13. RELATED PARTY TRANSACTIONS

13.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

In September 2008, American International Group American International Group entered into an $85 billion revolving credit facility and a guarantee and pledge agreement with the New York Fed. Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as if converted and (ii) to the extent permitted by law, vote with American International Group's common stock on all matters submitted to American International Group shareholders, and holds approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. The credit facility obligations are guaranteed by certain American International Group's subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, American International Group and the New York Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an American International Group operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility. On June 25, 2009, American International Group and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the credit facility agreement. For additional information, see Note 14.

On March 2, 2009, American International Group and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by in force blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by American International Group.

On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3, shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by American International Group pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP (CONTINUED)

On April 17, 2009, American International Group and the New York Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of American International Group's voting securities. The liquidation preference of the American International Group Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, American International Group has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. American International Group continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. American International Group has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

See Note 6 for information on affiliate transactions related to the Company's former securities lending activities.

13.2 SICO COMPENSATION

Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.2 SICO COMPENSATION (CONTINUED)

None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with American International Group or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of American International Group common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

Compensation expense with respect to the SICO Plans was not material in 2009 and aggregated $0.1 million for both 2008 and 2007. Compensation expense with respect to the SICO Plans is included in general and administrative expenses in the statements of income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

13.3 OTHER RELATED PARTY TRANSACTIONS

On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15.0 million from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2009 and 2008.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Annuity and Life Assurance Company ("SAAL"), dated February 15, 2004, whereby the Company has the right to borrow up to $15.0 million from SAAL. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2009 and 2008.

On February 15, 2004, the Company entered into a short-term financing arrangement with SAAL whereby SAAL has the right to borrow up to $15.0 million from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2009 and 2008.

On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15.0 million from SAII. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2009 and 2008.

The Company pays commissions, including support fees to defray marketing and training costs, to four affiliated broker-dealers for distributing its annuity products. Commissions paid to these broker-dealers totaled $0.6 million, $1.9 million and $1.6 million in 2009, 2008 and 2007, respectively. These affiliated broker-dealers represented approximately 0.4 percent, 2 percent and 2 percent of premiums in 2009, 2008 and 2007, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.3 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $10.9 million, $14.0 million and $12.8 million in 2009, 2008 and 2007, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $1.3 million, $3.4 million and $2.4 million in 2009, 2008 and 2007, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statements of income (loss).

An affiliate of the Company is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $3.5 million, $2.6 million and $2.4 million in 2009, 2008 and 2007, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $5.0 million, $4.1 million and $3.2 million for the years ended December 31, 2009, 2008 and 2007, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.9 million, $2.9 million and $3.2 million in 2009, 2008 and 2007, respectively.

The Company incurred $0.5 million and $1.4 million of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2008 and 2007, respectively. There were no management fees incurred in 2009.

On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $1.8 million, $2.2 million and $2.3 million in 2009, 2008 and 2007, respectively, and are included in variable annuity policy fees in the statements of income (loss).

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a contract holders' surplus of not less than $1.0 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.3 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008, at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group and an affiliate of the Company. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. As of January 31, 2008, at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that the contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

14. SUBSEQUENT EVENTS

EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, American International Group announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve their desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

14. SUBSEQUENT EVENTS (CONTINUED)

OTHER RELATED PARTY TRANSACTIONS

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements




The following financial statements of FS Variable Separate Account are included in Part B of this Registration Statement:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2009


     -   Schedule of Portfolio Investments as of December 31, 2009


     - Statement of Operations for the year ended December 31, 2009, except as indicated


     - Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008, except as indicated

     -   Notes to Financial Statements


The following financial statements of First SunAmerica Life Insurance Company are included in Part B of this Registration Statement:

     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheet as of December 31, 2009 and 2008


     - Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007


     - Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007

     -   Notes to Financial Statements



(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    3
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    1
      (b)  Form of Selling Agreement.............................................    1
(4)   (a)  Form of Variable Annuity Contract.....................................    7
      (b)  Form of IRA Endorsement...............................................    4
      (c)  Form of Optional Guaranteed Living Benefit Endorsement................    9
      (d)  Form of Optional Guaranteed Living Benefit Endorsement................    9
      (e)  Form of Optional Guaranteed Living Benefit Endorsement................    9
      (f)  Form of Return of Purchase Payment Death Benefit Endorsement..........    9
      (g)  Form of Maximum Anniversary Value Optional Death Benefit Endorsement..    9
      (h)  Form of Optional Guaranteed Living Benefit Endorsement................    10
      (i)  Return of Purchase Payment Death Benefit Endorsement..................    Filed Herewith
(5)   Annuity Application Specimen Contract......................................    4
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation..........................................    1
      (b)  By-Laws...............................................................    1
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    1
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    1
      (c)  Form of Van Kampen Life Investment Trust Fund Participation
           Agreement.............................................................    2
      (d)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement....    2
      (e)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement............................    6
      (f)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    8
(9)   Opinion of Counsel and Consent of Depositor................................    9
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Owner Control with First SunAmerica Life Insurance
           Company, the Depositor of Registrant..................................    Filed Herewith
      (b)  Power of Attorney -- First SunAmerica Life Insurance Company
           Directors.............................................................    9
      (c)  Support Agreement of American International Group, Inc. ..............    5

--------

 1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   7, File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

 2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 20, File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 0000950148-02-002786.

 3 Incorporated by reference to the Initial Registration Statement, File Nos.
   333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-
   02-004616.


 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-102137 and 811-08810, filed August 14, 2003 Accession No. 0001193125-03-036541.



 5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-102137 and 811-08810, filed August 12, 2005, Accession No. 0000950129-05-008162.



 6 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 14, File Nos. 333-102137 and 811-08810, filed April 30, 2007, Accession
   No. 0000950124-07-002498.



 7 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-147008 and 811-08810, filed on January 31, 2008, Accession No. 0000950148-08-000021.



 8 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000100.



 9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 27, 2009, Accession No. 0000950134-09-088500.



10 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

   ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Bruce R. Abrams(2)............   Director and Executive Vice President
M. Bernard Aidinoff(3)........   Director
Jack R. Harnes(5).............   Director
Scott H. Richland(7)..........   Director
Jana W. Greer(1)..............   Executive Vice President
Christine A. Nixon............   Senior Vice President and Secretary
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)...........   Senior Vice President
Edward T. Texeria(1)..........   Senior Vice President and Chief Accounting Officer
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(4)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(6)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Virginia N. Puzon.............   Assistant Secretary



--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019

(3)    125 Broad, New York, NY 10004

(4)    2727 Allen Parkway, Houston, TX 77019

(5)    64 South Quaker Hill Road, Pawling, NY 12564

(6)    205 East 10th Street, Amarillo, TX 79101


(7)    P.O. Box 297, Palos Verde Estates, CA 90274



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see
Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2010, the number of Polaris Platinum III contracts funded by Variable Separate Account was 58 of which 29 were qualified contracts and 29 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Eleven of the Company's By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary



--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 26th day of April, 2010.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President      April 26, 2010
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                   April 26, 2010
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                   April 26, 2010
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                   April 26, 2010
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                     Senior Vice President, Chief         April 26, 2010
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


JACK R. HARNES*                                Director                   April 26, 2010
-----------------------------
JACK R. HARNES


                                               Director                   April 26, 2010
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*                   Senior Vice President and           April 26, 2010
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 26, 2010
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
   (4)(i)       Return of Purchase Payment Death Benefit Endorsement
   (10)         Consent of Independent Registered Public Accounting Firm
   (13)(a)      Diagram and Listing of All Persons Directly or Indirectly Controlled By of
                Under Common Control with First SunAmerica Life Insurance Company, the
                Depositor of Registrant